As Filed with the Securities and Exchange Commission on May 1, 1998
                                            File Nos. 33-79170,  811-8524
=========================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
     Pre-Effective Amendment No.                                          [ ]
     Post-Effective Amendment No. 8                                       [X]
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 9                                                      [X]

                        (Check appropriate box or boxes.)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A
     ___________________________________________________________
     (Exact Name of Registrant)

     EQUITABLE LIFE INSURANCE COMPANY OF IOWA
     ________________________________________
     (Name of Depositor)

     909 Locust Street, Des Moines, Iowa                            50309
     ____________________________________________________         __________
     (Address of Depositor's Principal Executive Offices)         (Zip Code)

Depositor's Telephone Number, including Area Code     (800) 344-6860

     NAME AND ADDRESS OF AGENT FOR SERVICE
          Marilyn Talman, Secretary
          Equitable Life Insurance Company of Iowa
          1001 Jefferson Street, Suite400
          Wilmington, DE  19801
          (302)576-3400

COPIES TO:
Marilyn Talman, Esq.                        COPY TO:
Golden American Life Insurance Company       Stephen E. Roth, Esq.
1001 Jefferson Street, Suite 400             Sutherland, Asbill & Brennan LLP
Wilmington, DE  19801                        1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2404

It is proposed that this filing will become effective:

     ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on May 1, 1998 pursuant to paragraph (b) of Rule 485
     ___  60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     ___ This Post-Effective Amendment designates a new effective date for a previously filed Post-Effective Amendment.

TITLE OF SECURITIES BEING REGISTERED:
     Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contracts


                              CROSS REFERENCE SHEET
                             (required by Rule 495)

Item No.                                                Location
--------                                                -------------------
                                     PART A
Item 1.   Cover Page.................................   Cover Page

Item 2.   Definitions................................   Definitions

Item 3.   Synopsis...................................   Highlights

Item 4.   Condensed Financial Information............   Fee Table, Condensed
                                                        Financial Information

Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies.........   The Company; The
                                                        Separate Account;
                                                        Equi-Select Series
                                                        Trust; Travelers
                                                        Series Fund Inc.;
                                                        Greenwich Street Series
                                                        Fund; Warburg Pincus
                                                        Trust; The GCG Trust;
                                                        Smith Barney Concert
                                                        Allocation Series Inc.

Item 6.   Deductions and Expenses....................   Charges and
                                                        Deductions

Item 7.   General Description of Variable
          Annuity Contracts..........................   The Contracts

Item 8.   Annuity Period.............................   Annuity Provisions

Item 9.   Death Benefit..............................   The Contracts;
                                                        Annuity
                                                        Provisions

Item 10.  Purchases and Contract Value...............   Purchase Payments
                                                        and Contract Value

Item 11.  Redemptions................................   Withdrawals

Item 12.  Taxes......................................   Tax Status

Item 13.  Legal Proceedings..........................   Legal Proceedings

Item 14.  Table of Contents of the Statement
          of Additional Information..................   Table of Contents
                                                        of the Statement
                                                        of Additional
                                                        Information



                         CROSS REFERENCE SHEET (CONT'D)
                             (required by Rule 495)

Item No.                                                Location
--------                                           --------------------
                                     PART B
Item 15.  Cover Page.................................   Cover Page

Item 16.  Table of Contents..........................   Table of Contents

Item 17.  General Information and History............   The Company

Item 18.  Services...................................   Not Applicable

Item 19.  Purchase of Securities Being Offered.......   Not Applicable

Item 20.  Underwriters...............................   Distributor

Item 21.  Calculation of Performance Data............   Performance
                                                        Information

Item 22.  Annuity Payments...........................   Annuity Provisions

Item 23.  Financial Statements.......................   Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.


                               EXPLANATORY NOTE

=============================================================================

This Registration Statement contains two Prospectuses for the Contract. The distribution system for each version of the Prospectus is different. One version (Version A) of the Prospectus contains nine Portfolios of Equi-Select Series Trust, one Portfolio of Warburg Pincus Trust and three Portfolios of The GCG Trust. The other version (Version B) of the Prospectus contains three Portfolios of Equi-Select Series Trust, four Portfolios of Travelers Series Fund Inc, one Portfolio of Greenwich Street Series Fund and five Portfolios of Smith Barney Concert Allocation Series Inc. These Prospectuses and any applicable Supplements will be filed with the Commission pursuant to Rule 497.

The Registrant undertakes to update this Explanatory Note each time a Post-Effective Amendment is filed.

=============================================================================

[NAME]     ES_0598
   [CIK]     0000847554
   [CCC]     dweq4vr$

[NAME]     PRIMELITE_0598
   [CIK]     0000847554
   [CCC]     dweq4vr$

                                   PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                 INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                     VARIABLE AND FIXED ANNUITY CONTRACTS

                                   issued by

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                                      AND

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA



THIS  IS NOT A PROSPECTUS.  THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD
BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 1998, FOR THE INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED VARIABLE AND FIXED ANNUITY CONTRACTS WHICH ARE REFERRED TO HEREIN.


THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE
THE  COMPANY  AT:    P.O.  BOX  8794,  WILMINGTON, DELAWARE  19899-8794,
(800) 344-6864.


     THIS  STATEMENT  OF  ADDITIONAL  INFORMATION  IS  DATED MAY 1, 1998.




                               TABLE OF CONTENTS

                                                                         PAGE

Company

Experts

Legal  Opinions

Distributor

Yield  Calculation  For  Money  Market  Subaccounts

Performance  Information

Annuity  Provisions

Financial  Statements

                                    COMPANY

Information regarding Equitable Life Insurance Company of Iowa (the "Company") and its ownership is contained in the Prospectus.

                                    EXPERTS

The consolidated financial statements and schedules of the Company as of December 31, 1997 and 1996 and for each of the three years in the period ended December 31, 1997, and the Statement of Assets and Liabilities of the Separate Account A as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


                                LEGAL OPINIONS

The Legal validity of the Contract described in the prospectus and herein has been passed upon by James R. Mumford, Esquite, General Counsel and Secretary of the Company. The law firm of Sutherland, Asbill & Brennan LLP, of Washington, D.C. has provided advice on certain matters relating to Federal Securities laws.

                                  DISTRIBUTOR


Equitable of Iowa Securities Network, Inc. ("EISN") acts as the distributor. EISN is an affiliate of the Company and is registered as a broker-dealer. The offering is on a continuous basis.

                YIELD CALCULATION FOR MONEY MARKET SUBACCOUNTS
The Money Market Subaccounts of the Separate Account will calculate their current yield based upon the seven days ended on the date of calculation.
For the seven calendar days ended December 31, 1997, the annualized yield and effective yield for the Money Market Subaccounts were 3.77% and
3.84%, respectively.    For  the  seven  calendar  days ended December 31,
1998, the annualized yield and effective yield for the Smith Barney Money Market Subaccount were 3.65% and 3.72%, respectively.



The current yields of the Money Market Subaccounts are computed by determining the net change (exclusive of capital changes) in the value of a hypothetical pre-existing Owner account having a balance of one Accumulation Unit of the Subaccount at the beginning of the period, subtracting the Mortality and Expense Risk Charge, the Administrative Charge and the Annual Contract Maintenance Charge, dividing the difference by the value of the account at the beginning of the same period to obtain the base period return and multiplying the result by (365/7).

The Money Market Subaccounts compute their effective compound yield according to the method prescribed by the Securities and Exchange Commission. The effective yield reflects the reinvestment of net income earned daily on Money Market Subaccounts assets.

Net investment income for yield quotation purposes will not include either realized capital gains and losses or unrealized appreciation and depreciation, whether reinvested or not.

The yields quoted should not be considered a representation of the yield of the Money Market Subaccounts in the future since the yield is not fixed. Actual yields will depend not only on the type, quality and maturities of the investments held by the Money Market Subaccounts and changes in the interest rates on such investments, but also on changes in the Money Market Subaccounts' expenses during the period.

Yield information may be useful in reviewing the performance of the Money Market Subaccounts and for providing a basis for comparison with other investment alternatives. However, the Money Market Subaccounts' yield fluctuates, unlike bank deposits or other investments which typically pay a fixed yield for a stated period of time. The yield information does not reflect the deduction of any applicable Withdrawal Charge at the time of the surrender. (See "Charges and Deductions - Deduction for Withdrawal Charge (Sales Load)" in the Prospectus.)

                            PERFORMANCE INFORMATION

From time to time, the Company may advertise performance data as described in the Prospectus. Any such advertisement will include average annual total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a 1.25% Mortality and Expense
Risk Charge, a .15% Administrative Charge, the expenses for the underlying Portfolio being advertised and any applicable Annual Contract Maintenance Charge and Withdrawal Charges.

SEC Standard Average Annual Total Return
The hypothetical value of a Contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Annual Contract Maintenance Charge and any applicable Withdrawal Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is

                                  n
                        P (1 + T )  = ERV


       P =   a  hypothetical  initial  payment  of  $1,000
       T =   average  annual  total  return
       n =   number  of  years
     ERV =   ending  redeemable  value at the end of the time periods used
             (or  fractional  portion  thereof)  of  a  hypothetical  $1,000 payment  made  at  the  beginning  of  the  time  periods  used.



SEC Standard 30-Day Yield for Non-Money Market SubAccounts
In addition to total return data, the Company may include yield information in its advertisements. For each Subaccount (other than the Money Market Subaccounts) for which the Company will advertise yield, it will show a yield quotation based on a 30 day (or one month) period ended on the date of the most recent balance sheet of the Separate Account included in the registration statement, computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Unit on the last day of the period, according to the following formula:

                      Yield =    a-b       6
                             [2(_____  + 1)  - 1]
                                  cd

Where:

       a  =    Net  investment  income  earned  during the period by the
               Portfolio attributable  to  shares  owned  by  the  Subaccount.

       b  =    Expenses  accrued  for  the  period  (net  of reimbursements).

       c  =    The  average  daily  number  of  Accumulation Units outstanding during  the  period.

       d  =    The  maximum  offering  price per Accumulation Unit on the last day  of  the  period.



Hypothetical Average Annualized Total Return for the SubAccounts presented on a standarized basis for the period ending December 31, 1997 were as follows:


Returns for Equi-Select Product:

Subaccounts Investing in:
                                   One Year Period Inception to   Subaccount
                                   Ended 12/31/97    12/31/97 Inception Date
                                   ____________________________________________
EQUI-SELECT SERIES TRUST
Money Market Portfolio                     (4.42)%        1.98%       10/07/94
Advantage Portfolio                        (3.84)%       (3.85)%      10/07/94
International Fixed Income
 Portfolio                                 (8.84)%       (3.93)%      10/07/94
Mortgage-Backed Securities
 Portfolio                                 (1.69)%        5.37%       10/07/94
OTC Portfolio                               9.89%        19.89%       10/07/94
Research Portfolio                         10.35%        20.59%       10/07/94
Total Return Portfolio                     11.08%        14.65%       10/07/94
Value + Growth Portfolio                    6.05%        12.61%       04/01/96
Growth & Income Portfolio                  15.30%        24.56%       04/01/96

THE GCG TRUST
Small Cap                                   0.69%        11.14%       02/03/97
Rising Dividend                            19.91%        17.11%       02/03/97
Fully Managed                               5.64%         7.92%       02/03/97

WARBURG PINCUS TRUST
International Equity Portfolio            (11.72)%       (4.74)%      04/01/96



Returns for PrimElite Product:

Subaccounts Investing in:
                                   One Year Period Inception to   Subaccount
+                                  Ended 12/31/97    12/31/97 Inception Date
                                   ____________________________________________

TRAVELERS SERIES FUND INC.
Smith Barney Money Market Portfolio        (4.46)%        1.01%       05/24/95
Smith Barney Income and Growth
 Portfolio                                 16.77%        21.71%       04/05/95
Smith Barney International Equity
 Portfolio                                 (6.82)%        9.84%       03/27/95
Smith Barney High Income Portfolio          4.17%        10.57%       04/28/95

GREENWICH STREET SERIES FUND
Appreciation Portfolio                     16.53%        17.38%       03/22/96

EQUI-SELECT SERIES TRUST
OTC Portfolio                               9.90%        19.89%       10/07/94
Research Portfolio                         10.35%        20.60%       10/07/94
Total Return Portfolio                     11.08%        14.66%       10/07/94

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth                           N/A          0.69%       05/06/97
Select Growth                                N/A          2.67%       05/06/97
Select Balanced                              N/A          2.78%       05/06/97
Select Conservative                          N/A          2.60%       05/06/97
Select Income                                N/A          2.44%       05/06/97



Nonstandard Total Return
The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Withdrawal Charge or Annual Contract Maintenance Charge.

Hypothetical Total Return for the SubAccounts presented on a nonstandarized basis for the period ending December 31, 1997 were as follows:


Subaccounts Investing in:
                                   One Year Period   Inception to  Subaccount
                                   Ended 12/31/97      12/31/97  Inception Date
                                   __________________________________________
EQUI-SELECT SERIES TRUST
Money Market Portfolio                       3.68%        3.56%     10/07/94
Advantage Portfolio                          4.26%        5.36%     10/07/94
International Fixed Income Portfolio        (0.75)%       5.43%     10/07/94
Mortgage-Backed Securities Portfolio         6.41%        6.83%     10/07/94
OTC Portfolio                               17.99%       20.98%     10/07/94
Research Portfolio                          18.44%       21.67%     10/07/94
Total Return Portfolio                      19.17%       15.86%     10/07/94
Value + Growth Portfolio                    14.15%       16.32%     04/01/96
Growth & Income Portfolio                   23.40%       28.00%     04/01/96

THE GCG TRUST
Small Cap                                    8.78%       13.54%     02/03/97
Rising Dividend                             28.01%       17.87%     02/03/97
Fully Managed                               13.74%        7.86%     02/03/97

WARBURG PINCUS TRUST
International Equity Portfolio              (3.62)%      (0.55%)    04/01/96

TRAVELERS SERIES FUND INC.
Smith Barney Money Market Portfolio          3.63%        3.62%     05/24/95
Smith Barney Income and Growth Portfolio    24.86%       23.31%     04/05/95
Smith Barney International Equity Portfolio  1.27%       11.73%     03/27/95
Smith Barney High Income Portfolio          12.26%       12.52%     04/28/95

GREENWICH SERIES FUND
Appreciation Portfolio                      24.62%       20.90%     03/22/96

SMITH BARNEY CONCERT ALLOCATION SERIES INC.
Select High Growth                           N/A          8.71%     05/06/97
Select Growth                                N/A         10.49%     05/06/97
Select Balanced                              N/A         10.59%     05/06/97
Select Conservative                          N/A         10.69%     05/06/97
Select Income                                N/A         10.29%     05/06/97





Owners should note that the investment results of each Subaccount will fluctuate over time, and any presentation of the Subaccount's total return or yield for any period should not be considered as a representation of what an investment may earn or what an Owner's total return or yield may be in any future period.

                              ANNUITY PROVISIONS

Currently, the Company makes available payment plans on a fixed basis only. (See the Prospectus - "Contract Proceeds - Fixed Payment Plans" for a description of the Payment Plans.)

                             FINANCIAL STATEMENTS

The consolidated financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.














                   Financial Statements - Statutory-Basis

                  Equitable Life Insurance Company of Iowa

                Years ended December 31, 1997, 1996 and 1995
                     with Report of Independent Auditors










































                  Equitable Life Insurance Company of Iowa

                   Financial Statements - Statutory-Basis


                Years ended December 31, 1997, 1996 and 1995






                                 CONTENTS

Report of Independent Auditors

Audited Financial Statements

Balance Sheets - Statutory-Basis
Statements of Operations - Statutory-Basis
Statements of Changes in Capital and Surplus - Statutory-Basis
Statements of Cash Flows - Statutory-Basis
Notes to Financial Statements


Schedules

Schedule I - Summary of Investments - Other Than Investments
             in Related Parties
Schedule III - Supplemental Insurance Information
Schedule IV - Reinsurance





























                       Report of Independent Auditors



The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa

We have audited the accompanying statutory-basis balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 2 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 2.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Equitable Life Insurance Company of Iowa at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Equitable Life Insurance Company of Iowa at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.


February 12, 1998                              /S/Ernst & Young LLP




                  Equitable Life Insurance Company of Iowa
                     Balance Sheets - Statutory-Basis
                (Dollars in thousands, except per share data)

                                                             December 31
                                                         1997          1996
                                                     __________________________
ADMITTED ASSETS
Bonds:
 United States government and agencies                   $56,563       $83,906
 Public utilities                                        306,382       334,155
 Industrial and miscellaneous                          1,630,968     1,338,875
                                                     __________________________
                                                       1,993,913     1,756,936
Stocks:
 Common stocks of unaffiliated companies, at
  market (cost: 1997 - $7,806; 1996 - $7,280)              7,617         7,089
 Common stocks of affiliated companies
  (cost: 1997 - $408,837; 1996 - $419,926)               631,814       573,878
                                                     __________________________
                                                         639,431       580,967

Mortgage loans on real estate                            505,116       402,358
Real estate                                                3,449            --
Policy loans                                             165,161       164,659
Cash and short-term investments                           52,474         8,212
Derivative financial instruments                          33,388        18,041
Funds in transit                                           7,746         3,463
Other invested assets                                      5,959         5,997
                                                     __________________________
Total cash and investments                             3,406,637     2,940,633

Due from non-affiliated reinsurers                           148           266
Electronic data processing equipment                       2,319            --
Due from parent under tax allocation agreement            22,904         4,612
Premiums deferred and uncollected                          9,214         9,822
Investment income due and accrued                         37,071        34,312
Due from affiliates                                        2,943         2,844
Other assets                                               3,499         3,867
Separate account assets                                1,142,251       450,623
                                                     __________________________
Total admitted assets                                 $4,626,986    $3,446,979
                                                     ==========================













See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                Balance Sheets - Statutory-Basis (continued)
                (Dollars in thousands, except per share data)

                                                             December 31
                                                         1997          1996
                                                     __________________________
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Policy reserves:
  Annuity and life policy reserves                    $2,483,277    $2,109,884
  Policy proceeds left at interest                        40,265        37,398
  Policyholders' dividend accumulations                  113,602       113,491
                                                     __________________________
                                                       2,637,144     2,260,773

 Policy and contract claims                                8,949         6,148

 Other policyholders' funds:
  Dividends payable to policyholders                      25,104        25,357
  Premium deposit funds and other                         40,305        43,144
                                                     __________________________
                                                          65,409        68,501

 Interest maintenance reserve                             26,426        23,926
 Borrowed money from parent                               50,000            --
 Other liabilities                                        17,697        36,427
 Asset valuation reserve                                  31,488        33,266
 Separate account liabilities                          1,142,251       450,623
                                                     __________________________
Total liabilities                                      3,979,364     2,879,664

Commitments and contingencies

Capital and surplus:
 Common stock, par value $1.00 per share -
  authorized 7,500,000 shares, issued and
  outstanding 5,000,300 shares                             5,000         5,000
 Additional paid-in capital                              248,743       248,743
 Unassigned surplus                                      393,879       313,572
                                                     __________________________
Total capital and surplus                                647,622       567,315
                                                     __________________________
Total liabilities and capital and surplus             $4,626,986    $3,446,979
                                                     ==========================











See accompanying notes.
                 Equitable Life Insurance Company of Iowa
                Statements of Operations - Statutory-Basis
                        (Dollars in thousands)

                                                 Year ended December 31
                                              1997         1996         1995
                                          _____________________________________
Revenues:
 Annuity and life premiums                 $1,155,513     $569,866    $354,601
 Policy proceeds and dividends left
  at interest                                  27,270       30,982      23,670
 Investment income, less investment
  expenses of $8,335 in 1997, $6,105
  in 1996 and $5,841 in 1995                  282,745      252,120     234,864
 Commission and expense allowances on
  reinsurance ceded                               299          348         389
 Reserve transfer for reinsurance ceded            --       24,523          --
 Other income                                   1,238           64         155
                                          _____________________________________
                                            1,467,065      877,903     613,679
Benefits and expenses:
 Benefits paid or provided for:
  Death benefits                               37,197       33,136      37,579
  Annuity benefits                             48,306      118,850      75,229
  Surrender benefits                          189,194       37,078      34,222
  Payments from funds left at interest         32,524       29,091      21,647
  Other benefits                                1,547        1,617       2,681
  Increase in policy reserves                 375,717      231,684     193,114
  Increase (decrease) in liability
   for premium deposit funds and other         (2,840)      (6,073)        521
                                          _____________________________________
                                              681,645      445,383     364,993
 Insurance expenses:
  Commissions                                  82,521       42,272      31,676
  General expenses                             44,455       32,732      28,851
  Insurance taxes, licenses and fees            5,386        4,125       5,240
  Net transfers to separate account           539,820      221,241      56,888
  Interest expense                              3,088           --          --
  Other                                           539          231       8,272
                                          _____________________________________
                                              675,809      300,601     130,927
                                          _____________________________________
                                            1,357,454      745,984     495,920
                                          _____________________________________












See accompanying notes.
                 Equitable Life Insurance Company of Iowa
           Statements of Operations - Statutory-Basis (continued)
                        (Dollars in thousands)

                                                 Year ended December 31
                                              1997         1996         1995
                                          _____________________________________
Gain from operations before dividends to
 policyholders, federal income taxes
 and net realized capital gains              $109,611     $131,919    $117,759

Dividends to policyholders                     25,015       25,259      25,063
                                          _____________________________________
Gain from operations before federal
 income taxes and net realized
 capital gains                                 84,596      106,660      92,696

Federal income taxes                          (19,726)      11,297       6,938
                                          _____________________________________
Net gain from operations before net
 realized capital gains                       104,322       95,363      85,758

Net realized capital gains                      7,610        1,479       1,421
                                          _____________________________________
Net income                                   $111,932      $96,842     $87,179
                                          =====================================






























See accompanying notes.
                  Equitable Life Insurance Company of Iowa
        Statements of Changes in Capital and Surplus - Statutory-Basis
                          (Dollars in thousands)

                                                                       Total
                                             Additional               Capital
                                     Common    Paid-In   Unassigned     and
                                     Stock     Capital     Surplus    Surplus
                                    ___________________________________________
Balance at January 1, 1995           $5,000    $198,743    $227,842   $431,585
 Net income                              --          --      87,179     87,179
 Net unrealized capital losses           --          --     (19,658)   (19,658)
 Increase in non-admitted assets         --          --      (7,687)    (7,687)
 Increase in policy reserves due
  to change in valuation basis           --          --      (1,011)    (1,011)
 Decrease in liability for
  reinsurance in unauthorized
  companies                              --          --           9          9
 Increase in asset valuation
  reserve                                --          --      (7,600)    (7,600)
 Contributions from parent               --      50,000          --     50,000
                                    ___________________________________________
Balance at December 31, 1995          5,000     248,743     279,074    532,817
 Net income                              --          --      96,842     96,842
 Net unrealized capital losses           --          --     (23,172)   (23,172)
 Increase in non-admitted assets         --          --      (9,442)    (9,442)
 Increase in policy reserves due
  to change in valuation basis           --          --        (828)      (828)
 Decrease in liability for
  reinsurance in unauthorized
  companies                              --          --          21         21
 Increase in asset valuation
  reserve                                --          --      (4,927)    (4,927)
 Non-admitted investment income          --          --           4          4
 Dividends paid to parent                --          --     (24,000)   (24,000)
                                    ___________________________________________
Balance at December 31, 1996          5,000     248,743     313,572    567,315
 Net income                              --          --     111,932    111,932
 Net unrealized capital losses           --          --     (19,672)   (19,672)
 Increase in non-admitted assets         --          --     (27,080)   (27,080)
 Increase in policy reserves due
  to change in valuation basis           --          --        (653)      (653)
 Decrease in asset valution
  reserve                                --          --       1,778      1,778
 Non-admitted investment income          --          --          (4)        (4)
 Pension adjustment                      --          --      14,006     14,006
                                    ___________________________________________
Balance at December 31, 1997         $5,000    $248,743    $393,879   $647,622
                                    ===========================================







See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                 Statements of Cash Flows - Statutory-Basis
                         (Dollars in thousands)

                                                 Year ended December 31
                                                1997        1996       1995
                                            __________________________________
OPERATING ACTIVITIES
Premiums, policy proceeds and other
 considerations                              $1,183,197   $345,052   $313,017
Investment income, less investment expenses     190,346    177,849    161,637
Reserve transfer for reinsurance ceded               --     24,523         --
Commissions and expense allowances on
 reinsurance ceded                                  314        345        401
Other income                                      1,244         72        148
Benefits                                       (305,862)  (214,353)  (169,994)
Insurance expenses                             (713,749)   (69,694)   (73,437)
Dividends to policyholders                      (25,269)   (25,116)   (25,172)
Federal income taxes paid                        (9,051)   (19,974)    (1,915)
                                            __________________________________
Net cash provided by operating activities       321,170    218,704    204,685

INVESTING ACTIVITIES
Proceeds from investments sold, matured
 or repaid:
 Bonds                                          280,112    124,325     89,186
 Common stocks - money market funds                  --    226,468    184,911
 Common stocks - affiliates                      25,058     26,358      6,572
 Mortgage loans on real estate                   49,411     39,615     32,912
 Policy loans - net                                  --      3,185        809
 Real estate                                         68      7,034         --
 Other invested assets                            3,245        924      6,227
                                            __________________________________
                                                357,894    427,909    320,617
Cost of investments acquired:
 Bonds                                         (510,735)  (210,135)  (246,092)
 Common stocks - money market funds                  --   (226,519)  (184,911)
 Common stocks - unaffilited companies             (526)      (637)    (6,368)
 Common stocks - affiliates                      (3,223)   (11,288)   (50,258)
 Mortgage loans on real estate                 (155,883)  (138,611)  (111,475)
 Policy loans - net                                (502)        --         --
 Real estate                                         --       (559)      (247)
 Other invested assets                           (1,586)      (650)       (17)
                                            __________________________________
                                               (672,455)  (588,399)  (599,368)
Other                                           (12,347)   (35,620)    10,292
                                            __________________________________
Net cash used in investing activities          (326,908)  (196,110)  (268,459)








See accompanying notes.
                  Equitable Life Insurance Company of Iowa
            Statements of Cash Flows - Statutory-Basis (continued)
                         (Dollars in thousands)

                                                 Year ended December 31
                                                1997        1996       1995
                                            __________________________________
FINANCING ACTIVITIES
Cash contributions from parent                       --         --    $50,000
Borrowed money from parent                      $50,000         --         --
Dividends paid to parent                             --   ($24,000)        --
                                            __________________________________
Net cash provided by (used in)
 financing activities                            50,000    (24,000)    50,000
                                            __________________________________
Increase (decrease) in cash and
 short-term investments                          44,262     (1,406)   (13,774)

Cash and short-term investments at
 beginning of year                                8,212      9,618     23,392
                                            __________________________________
Cash and short-term investments at
 end of year                                    $52,474     $8,212     $9,618
                                            ==================================
































See accompanying notes.
                  Equitable Life Insurance Company of Iowa

                        Notes to Financial Statements

                              December 31, 1997


1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is domiciled in Iowa and is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company offers various insurance products including deferred and immediate annuities, variable annuities and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable") pursuant to an Agreement and Plan of Merger among Equitable, PFHI, and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

FINANCIAL STATEMENTS

The financial statements presented herein are prepared on a statutory-basis for the Company only and, as such, the accounts of the Company's wholly owned subsidiaries, USG Annuity & Life Company ("USG"), Equitable American Insurance Company ("Equitable American") and Equitable Companies are not consolidated with those of the Company.

The preparation of financial statements of the Company requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known which could impact the amounts reported and disclosed herein.

INVESTMENTS

Investments in bonds [except those to which the Securities Valuation Committee of the National Association of Insurance Commissioners ("NAIC") has ascribed a value], mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. The amortization of premiums and accretion of dis-counts of bonds backed by mortgages and other loans are periodically adjusted for changes in the expected prepayment rate of the loans using the retrospective method. Common stocks of unaffiliated companies, the Company's Parent and affiliated mutual funds are carried at estimated fair value. Common stock of subsidiaries (all 100% owned) are recorded at the equity in net assets. Estimated fair values of publicly traded securities are based on the latest quoted market prices as reported by an independent pricing service.

                  Equitable Life Insurance Company of Iowa

                  Notes to Financial Statements (continued)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Estimated fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of common stocks of unaffiliated companies, as reported herein, are based on the latest quoted market prices, or where not readily marketable, at cost or values which are representative of the fair values of issues of comparable yield, maturity and quality. Estimated fair values of common stocks of affiliated mutual funds are based upon net asset values of the underlying assets of the funds. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method.

Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by State of Iowa insurance laws and rules and regulations adopted thereunder by the Insurance Division, Department of Commerce, of the State of Iowa.

Realized capital gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals and are recorded net of related federal income taxes. Under a formula prescribed by the NAIC, the Company has established an Interest Maintenance Reserve which defers the portion of realized gains and losses on sales, maturities and prepayments of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity. The Asset Valuation Reserve ("AVR") provides for anticipated losses in the event of default by issuers of certain invested assets. The amount of the AVR is determined using formulae prescribed by the NAIC and is reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses, net of amounts attributed to changes in the general level of interest rates.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds where management determines collection is uncertain, on mortgage loans on real estate which are more than three months in arrears or where the loan is in foreclosure, or on real estate where rent is in arrears for more than three months. At December 31, 1997 and 1996, the Company excluded no investment income due and accrued with respect to such investments.









                  Equitable Life Insurance Company of Iowa

                  Notes to Financial Statements (continued)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DERIVATIVE FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps"), cash settled put swaptions ("swaptions") and Standard & Poors' ("S&P") 500 (Reg.U.S.Pat.@Tm.Off.) Index call options ("call options," or collectively with the caps and swaptions, "instruments") are deferred. The deferred premiums are amortized over the term of the instruments on a straight-line basis. Amortization of the deferred premium and any payments received in accordance with the terms of the instruments are recorded as an adjustment to other investment income. The instruments do not require additional payments by the Company. The caps and swaptions are held at amortized cost. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. The call options are held at market value with changes in market value reflected in investment income.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of twelve months or less to be cash equivalents.

POLICY RESERVES

The reserves for annuity and life policies, all developed by actuarial methods, are established and maintained on the basis of published mortality tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are equal to or greater than the minimum valuation required by law or guaranteed policy cash values.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Premiums are recognized as revenues over the premium-paying period, whereas commissions and other costs applicable to the acquisition of new business are charged to operations as incurred.

DIVIDENDS TO POLICYHOLDERS

Dividends payable to policyholders in the following year are charged to operations and are established by the Company's Board of Directors.

SEPARATE ACCOUNT

Separate account assets and liabilities are presented in the aggregate in the balance sheets. The statements of operations include the premiums, benefits, net transfers to the separate account and other items arising from the operations of the separate account of the Company.







                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


1.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDEND RESTRICTIONS

Prior approval of insurance regulatory authorities is required for payment of dividends to the Company's Parent which exceed an annual limitation. On August 12, 1996, the Company paid a dividend to Equitable of $24,000,000. During 1998, the Company could pay dividends to its Parent of approximately $104,322,000 without prior approval of regulatory authorities.

2.  BASIS OF FINANCIAL REPORTING

The financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The significant differences are as follows: (1) costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (2) an asset is not recorded and amortized to expense for the present value of future cash flows from insurance contracts acquired as a result of the merger; (3) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (4) policy reserves on annuity and interest sensitive life products use discounting methodologies utilizing statutory interest rates rather than full account values; (5) reserves are reported net of reserve credits related to reinsurance ceded rather than the reserve credit being established as a receivable, net of an allowance for uncollectible amounts;
(6) bonds are valued at amortized cost rather than being designated as "available for sale" and valued at estimated fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable), present value of in force acquired and deferred policy acquisition costs, credited/charged directly to stockholder's equity; (7) the carrying value of bonds is reduced to estimated fair value through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus rather than by a charge to realized losses in the statements of income when declines in carrying value are judged to be other than temporary; (8) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities except for tax-basis deferred policy acquisition costs; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statements of operations when the sale is completed; (10) gains arising from sale-leaseback transactions are recognized in the period of sale rather than being deferred and amortized over the life of the lease; (11) guaranty fund assessments, depending upon the laws of the particular state guaranty association, are either expensed or capitalized and amortized, when assessed in accordance with procedures permitted by insurance regulatory authorities rather than accrued, net of related anticipated premium tax credits, when the amounts to be assessed are probable and estimable; (12) a prepaid pension cost asset established in accordance with Statement of Financial Accounting Standard (SFAS) No. 87, "Employers' Accounting for Pensions," agents' balances and certain other
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


2.  BASIS OF FINANCIAL REPORTING (CONTINUED)

assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (13) revenues for annuity and universal life products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (14) expenses for postretirement benefits other than pensions are recognized for vested and fully-eligible employees rather than all qualified employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other Than Pensions," was deferred and amortized over twenty years rather than recognized as a cumulative effect of change in accounting method; (15) assets and liabilities retain their historical value rather than being restated to fair values with provision for goodwill and other intangible assets when a change in ownership occurs; (16) amortization of the cost of the caps and swaptions purchased in conjunction with the hedging program are deducted from net investment income rather than recorded in interest credited; (17) call options are carried at market value with changes in market value reported in investment income rather than amortized cost plus intrinsic value, if any;
(18) the financial statements of subsidiaries are not consolidated with those of the Company; and (19) certain contingent liabilities (i.e. class action lawsuits) are provided for as incurred rather than expensed when the amount of the loss is probable and estimable.

A summary of financial information for the Company on the basis of generally accepted accounting principles ("GAAP") follows. The Company's financial information for the period subsequent to October 24, 1997, is presented on the Post-Merger new basis of accounting and for October 24, 1997 and prior periods on the Pre-Merger basis of accounting.

A summary of the Company's balance sheet information on a GAAP basis is as follows:

                                   POST-MERGER         PRE-MERGER
                                _____________________________________
                                December 31, 1997 | December 31, 1996
                                __________________| _________________
                                        (Dollars in thousands)
                                                  |
Investments                           $10,629,767 |       $9,438,093
Total assets                           13,731,191 |       10,881,275
Total liabilities                      11,369,021 |        9,832,311
Stockholder's equity                    2,362,170 |        1,048,964
                                                  |







                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


2.  BASIS OF FINANCIAL REPORTING (CONTINUED)

A summary of the Company's statement of income information on a GAAP basis is as follows:

                      POST-MERGER                     PRE-MERGER
                    ___________________________________________________________
                    For the period | For the period
                      October 25,  |   January 1,
                         1997      |      1997
                        through    |     through
                     December 31,  |   October 24,      Year ended December 31
                         1997      |      1997           1996          1995
                    _______________| __________________________________________
                                   |      (Dollars in thousands)
                                   |
Revenues                $145,159   |     $745,839       $824,221      $751,354
Benefits and                       |
 expenses                114,766   |      600,696        625,327       616,628
Net income                15,825   |      100,723        129,321        87,510


At December 31, 1997, participating business approximates 9.73% of life insurance in force. Participating life insurance accounted for 2.3% in 1997 and 4.7% in 1996 of premium income from all products written by the Company.



























                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS

At December 31, 1997 and 1996, the statement value, gross unrealized gains and losses, and estimated fair value of the Company's debt securities are as follows:

                                                Gross       Gross     Estimated
                                  Statement  Unrealized  Unrealized     Fair
                                    Value       Gains      Losses       Value
                                 _______________________________________________
                                              (Dollars in thousands)
December 31, 1997
Bonds:
 United States government
  and agencies:
  Mortgage-backed securities        $44,207      $2,163          --     $46,370
  Other                              12,104         620          --      12,724
 States, municipalities and
  political subdivisions                252           4          --         256
 Public utilities                   312,166      20,285       ($287)    332,164
 Industrial and miscellaneous:
  Mortgage-backed securities        535,225      10,631      (2,412)    543,444
  Other                           1,089,959      78,857      (1,210)  1,167,606
                                 _______________________________________________
Total                            $1,993,913    $112,560     ($3,909) $2,102,564
                                 ===============================================

                                                Gross       Gross     Estimated
                                  Statement  Unrealized  Unrealized     Fair
                                    Value       Gains      Losses       Value
                                 _______________________________________________
                                              (Dollars in thousands)
December 31, 1996
Bonds:
 United States government
  and agencies:
  Mortgage-backed securities        $60,679      $1,685       ($156)    $62,208
  Other                              22,974         709        (310)     23,373
 States, municipalities and
  political subdivisions                253          --          --         253
 Public utilities                   327,491      12,131      (3,906)    335,716
 Industrial and miscellaneous:
  Mortgage-backed securities        443,299       7,071      (8,860)    441,510
  Other                             902,240      49,388     (10,220)    941,408
                                 _______________________________________________
Total                            $1,756,936     $70,984    ($23,452) $1,804,468
                                 ===============================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS (CONTINUED)

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Statement value approximates estimated fair value for these securities.

The amortized cost and estimated fair value of the Company's portfolio of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                  Statement      Estimated
                                                    Value       Fair Value
                                                 ___________________________
                                                   (Dollars in thousands)
Due after one year through five years               $38,994         $40,811
Due after five years through ten years              536,609         564,616
Due after ten years                                 838,878         907,323
                                                 ___________________________
                                                  1,414,481       1,512,750

Mortgage-backed securities                          579,432         589,814
                                                 ___________________________
Total                                            $1,993,913      $2,102,564
                                                 ===========================

Realized gains (losses) on investments are as follows:

                                            Year ended December 31
                                      1997          1996           1995
                                  _________________________________________
                                              (Dollars in thousands)
Bonds                                  $5,486         $4,611        $3,301
Common stocks of unaffiliated
 mutual funds                           1,831             --            --
Common stocks of affiliated
 mutual funds                           8,915            868           912
Mortgage loans on real estate             394            112           772
Real estate                              (469)           717            --
Other invested assets                   1,621            569         1,988
Tax effect                             (6,222)        (2,517)       (2,441)
Transfer to IMR                        (3,946)        (2,881)       (3,111)
                                  _________________________________________
Net realized capital gains             $7,610         $1,479        $1,421
                                  =========================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS (CONTINUED)

Net realized capital gains (losses) include gross gains on the sale or prepayment of bonds of $7,701,000, $5,030,000 and $4,184,000 and gross losses on the sale or prepayment of bonds of $2,215,000, $419,000 and $883,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

Unrealized depreciation of common stock of unaffiliated companies of $189,000 and $191,000 is comprised of gross unrealized appreciation of $47,000 and $42,000 at December 31, 1997 and 1996, and gross unrealized depreciation of $236,000 and $233,000 on the individual securities at December 31, 1997 and 1996, respectively. Unrealized appreciation of affiliated common stock (ING in 1997, Equitable in 1996) and affiliated mutual funds of $1,119,000 and $6,764,000 is comprised entirely of gross unrealized appreciation at December 31, 1997 and 1996, respectively.

The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amount which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by the Insurance Division, Department of Commerce, of the State of Iowa. Investments in bonds included investments in various non-governmental mortgage-backed securities (27% in 1997, 25% in 1996), basic industrials (26% in 1997 and 1996), public utilities (16% in 1997, 19% in 1996), consumer products (13% in 1997, 14% in 1996) and financial companies (10% in 1997, 6% in 1996). Mortgage loans on real estate have been analyzed by geographical location and there are no significant concentrations of mortgage loans in any state. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in retail facilities (31% in 1997, 36% in 1996), office buildings (28% in 1997, 21% in 1996), industrial buildings (23% in 1997, 22% in 1996)
and multi-family residential buildings (17% in 1997, 20% in 1996). Common stocks of unaffiliated companies, real estate and other invested assets are not significant to the Company's overall investment portfolio.

Mortgage loans are net of loans sold and being serviced for the benefit of others. At December 31, 1997, the principal amount of serviced loans was $8,531,000. This amount is comprised of loans being serviced by the Company for USG. At December 31, 1996, this amount was $9,666,000 and included loans being serviced by the Company for USG and the Company's separate account aggregating $9,363,000 and $303,000, respectively. During 1997, the Company had sales of mortgage loans to Equitable American of $23,427,000. The total mortgage loans sold during 1996 was $24,800,000. This amount consisted of sales to Equitable American of $22,870,000 and sales to Golden American Life Insurance Company ("Golden American") of $1,930,000.

At December 31, 1997, one mortgage loan with a carrying value of $33,000 was delinquent by 90 days or more. During the first quarter of 1997, the value of a mortgage loan with a book value of $4,266,000 was determined to be impaired other than temporary. At that time, a valuation allowance was established to reduce the carrying value of this mortgage loan to its estimated fair value, resulting in a charge to investment income of $245,000. The Company foreclosed on property in June 1997 and based upon an appraisal, recorded a permanent writedown on the real estate investment of $572,000 resulting in a charge to realized losses. At December 31, 1996, no investments were identified as having an impairment other than temporary.
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


3.  INVESTMENT OPERATIONS (CONTINUED)

During 1997, the maximum and minimum lending rates for mortgage loans were 8.55% and 7.12% for city loans. At the issuance of a loan, the percentage of loan to value on any one loan does not exceed 75%, except for loans made in accordance with Section 511.8(9)(f) of the Code of Iowa. All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.

At December 31, 1997, affidavits of deposits covering bonds with a par value of $2,002,654,000 (1996 - $1,769,472,000), mortgage loans with an unpaid principal balance of $505,419,000 (1996 - $402,911,000) and policy loans with an unpaid balance of $165,161,000 (1996 - $164,659,000) were on deposit with state agencies to meet regulatory requirements.

4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM

During the second quarter of 1996, the Company implemented a hedging program under which caps and swaptions were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. The Company purchased caps and swaptions, all during the second quarter of 1996, with notional amounts totaling $600,000,000 and $1,300,000,000, respectively, all of which were outstanding at December 31, 1997. The Company paid approximately $21,100,000 in premiums for these caps and swaptions in 1996. The cost of this program has been incorporated into the Company's product pricing. The caps and swaptions do not require any additional payments by the Company.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (9.0% and 9.5%). The amount of such payments to be received by the Company for the caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate, and multiplying this excess by the notional amount of the caps. Payments on swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semiannual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

In January 1997, the Company introduced an equity-indexed annuity product which provides a guaranteed base rate of return with a higher potential return linked to the performance of a broad based equity index.
Concurrently, the Company implemented a hedging program to purchase S&P call options. Call options are purchased to hedge potential increases in policyholder account balances for equity-indexed annuity policies resulting from increases in the index to which the product is linked. During 1997, the Company paid approximately $17,400,000 in premiums for call options, which mature beginning in 2002 through 2004. The cost of this program has been
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

incorporated into the Company's pricing of its equity-indexed annuity product. The call options do not require any additional payments by the Company.

The agreement for the call options entitle the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of the S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to other investment income.

The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 1997:

                    1998      1999      2000      2001      2002       Total
                  _____________________________________________________________
                                     (Dollars in thousands)
Interest rate
 caps                   --        --        --  $400,000  $200,000    $600,000
Cash settled
 put swaptions    $100,000  $400,000  $400,000   350,000    50,000   1,300,000
                  _____________________________________________________________
Total notional
 amount           $100,000  $400,000  $400,000  $750,000  $250,000  $1,900,000
                  =============================================================

ACCOUNTING TREATMENT

The Company has recorded amortization of the deferred premiums related to the instruments of $5,844,000 and $3,081,000 for 1997 and 1996, respectively. Unrealized gains and losses on the caps and swaptions and related assets or liabilities will not be recorded in income until realized. The call options are carried at market value.














                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the market value of the call options will be reflected in the financial statements in the period of change. During 1997, the Company increased investment income by recording a market value adjustment of $3,793,000 on the call options. The following table summarizes the carrying value, amortized cost, gross unrealized gains and losses and estimated fair value on these instruments as of December 31, 1997:

                                               Gross       Gross     Estimated
                      Carrying   Amortized  Unrealized  Unrealized     Fair
                       Value       Cost        Gains      Losses       Value
                     __________________________________________________________
                                        (Dollars in thousands)
Interest rate caps      $4,073      $4,073          --     ($3,571)       $502
Cash settled put
 swaptions               9,048       9,048          --      (7,039)      2,009
S&P 500 call options    20,267      16,474      $3,967        (174)     20,267
                     __________________________________________________________
Total                  $33,388     $29,595      $3,967    ($10,784)    $22,778
                     ==========================================================


The differences between fair value from amortized cost for the instruments reflect changes in interest rates and market conditions since time of purchase.

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE

The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of these instruments. Losses recorded in the Company's financial statements in the event of nonperformance will be limited to the unamortized premium (remaining amortized cost) paid to purchase the instrument plus the market value adjustment, if any, for these instruments because no additional payments are required by the Company on these instruments after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for caps and swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT (CONTINUED)

credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.

The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 1997, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments were as follows:

                                         Net Replacement Value
                       _______________________________________________________
                         Interest        Cash        S&P 500
                           Rate      Settled Put       Call
                           Caps       Swaptions      Options         Total
                       _______________________________________________________
                                         (Dollars in thousands)
Counterparties
 credit quality:
 AAA                          $321          $990            --         $1,311
 AA+ to AA-                    181           620       $14,108         14,909
 A+ to A-                       --           399         6,159          6,558
                       _______________________________________________________
Total                         $502        $2,009       $20,267        $22,778
                       =======================================================

5.  FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures About Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.

The following compares carrying values as shown for financial reporting purposes with estimated fair values.

December 31                            1997                      1996
_______________________________________________________________________________
(Dollars in thousands)                     Estimated |               Estimated
                              Carrying       Fair    |  Carrying       Fair
                               Value         Value   |    Value        Value
                            _________________________| ________________________
                                                     |
ASSETS                                               |
 Bonds                       $1,993,913   $2,102,564 | $1,756,936   $1,804,468
 Common stocks of affiliated                         |
  mutual funds                      214          214 |     15,792       15,792
 Common stocks of                                    |
  unaffiliated companies          7,617       12,804 |      7,089       12,351
 Mortgage loans on                                   |
  real estate                   505,116      535,248 |    402,358      407,169
 Policy loans                   165,161      165,161 |    164,659      164,659
 Cash and short-term                                 |
  investments                    52,474       52,474 |      8,212        8,212
 Derivative financial                                |
  instruments                    33,388       22,778 |     18,041       14,080
 Separate account assets      1,142,251    1,142,251 |    450,623      450,623
                                                     |
LIABILITIES                                          |
 Annuity products             1,599,860    1,379,668 |  1,117,690      952,789
 Borrowed money from parent      50,000       50,000 |         --           --
 Separate account                                    |
  liabilities                 1,142,251    1,008,699 |    450,623      405,086





                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

The following methods and assumptions are used by the Company in estimating fair values:

BONDS: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the NAIC.

COMMON STOCKS OF AFFILIATED MUTUAL FUNDS: Estimated fair values of the Company's investment in affiliated mutual funds are based upon the latest quoted market price.

COMMON STOCKS OF UNAFFILIATED COMPANIES: Estimated fair values are based upon the latest quoted market prices, where available. For securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows using interest rates currently being offered for similar loans.

POLICY LOANS:   Carrying values approximate the estimated fair value for
policy loans.

CASH AND SHORT-TERM INVESTMENTS: Carrying values reported in the Company's balance sheet approximate estimated fair value for these instruments due to their short-term nature.

DERIVATIVE FINANCIAL INSTRUMENTS: The estimated fair values are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

SEPARATE ACCOUNT ASSETS: Separate account assets are based upon the quoted fair values of the individual securities in the separate account.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products, including supplemental contracts without life contingencies are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

BORROWED MONEY FROM PARENT: Carrying value reported in the Company's balance sheet approximates estimated fair value for this instrument which is callable upon demand.



                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


5.  FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at estimated fair values of separate account liabilities and based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflect the present value of future revenues from product charges or surrender charges.

6.  INCOME TAXES

Prior to October 25, 1997, the Company and its subsidiaries filed a consolidated federal income tax return with Equitable. After October 24, 1997, the Company will file a consolidated federal income tax return with its wholly owned life insurance subsidiaries. Under the Internal Revenue Code, newly acquired insurance companies must file a separate return for five years. Under these arrangements, each company reports current income tax expense as allocated under the consolidated tax allocation agreement. Taxes receivable under this agreement was $22,904,000 and $4,612,000 at December 31, 1997 and 1996, respectively. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes.

The Company has established deferred income taxes on its tax-basis deferred policy acquisition costs. The effect of this was to decrease income tax expense by $365,000, $2,980,000 and $2,169,000 for the years ended December 31, 1997, 1996 and 1995, respectively. The corresponding deferred tax asset has been non-admitted and, as a result, capital and surplus has not been impacted by this accounting treatment. At December 31, 1997, 1996 and 1995, this is the only item to which deferred income tax accounting has been applied.

The Company is taxed at usual corporate rates on taxable income based on existing laws that may result in a provision for federal income taxes that does not have the customary relationship of taxes to income. These differences are principally related to differences in the handling of policy reserves, deferred acquisition costs, writedowns of investments prior to disposal, certain compensation related accruals, equity investee income or losses, and the accrual for market discounts for tax and financial reporting purposes.

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993 consolidated income tax return was not examined by the IRS. The 1994, 1995 and 1996 consolidated income tax returns remain open to examination. Management does not believe any adjustments that have been raised by the IRS will be material to the financial statements.

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated for tax purposes in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 1997 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)

6.  INCOME TAXES (CONTINUED)

Company to the parent company in excess of $335,000,000, such excess would be subject to federal income taxes at rates then effective.

7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS

Certain key employees of the Company participated in stock incentive plans sponsored by Equitable which provided for the award of stock options or shares of stock of Equitable through three means: qualified incentive stock options (as defined in the Internal Revenue Code), non-qualified stock options and restricted shares. As the result of the merger with ING, these plans became fully vested, were terminated and fully settled as of the date of the merger. The Parent incurred all costs of the final settlement of such plans as of the merger date.

The incentive stock options were granted from 1983 to October 24, 1997 with option prices ranging from $3.50 to $55.38, which represents the market value at the date of grant. Options became exercisable over the five year period following the date of grant. Prior to the merger, 60,258 options were exercised under this plan with option prices ranging from $5.31 to $36.75 during 1997.

The non-qualified stock options were compensatory and required the accrual of compensation expense over the period of service from the date the options are granted until they became fully exercisable if market values exceeded the option price on the measurement date. No expense was recognized in 1997 and 1996. During the year ended December 31, 1995, compensation income of $4,000 was recognized related to these options.

The Company also awarded restricted common stock of Equitable to certain key employees. These shares were subject to forfeiture to Equitable should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in Company control prior to full vesting. Shares granted to key employees generally vested over three to five years from the date of grant. As a result of the merger, all unvested shares became vested and were issued. Compensation expense recognized during the years ended December 31, 1997, 1996 and 1995 aggregated $170,000, $2,697,000 and $1,871,000, respectively. As a result of the merger, the Parent reimbursed the Company for $2,436,000 for restricted stock previously expensed which vested at October 24, 1997.

The Company also participated in a discretionary stock award plan under which employees and agents were awarded shares of Equitable's stock for superior performance. During the years ended December 31, 1997, 1996 and 1995, awards of 700, 620 and 1,370 shares of stock resulted in charges to income of $41,200, $22,000 and $42,000, respectively. This plan was also terminated as of the date of the merger.

Prior to the merger, the Company sponsored a long-term incentive compensation plan which allowed certain agents to earn units equal to shares of Equitable's common stock based on personal production and the maintenance of specific levels of assets under management. At December 31, 1996, the Company held 112,000 shares of common stock of Equitable with a market value of $5,138,000 (cost - $618,000) to provide for projected distributions based on current performance levels under this plan. Due to the merger, the plan
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

was terminated and the Company did not hold any shares related to this plan at December 31, 1997. This program resulted in expense of $3,014,000, $1,195,000 and $736,000 in the years ended December 31, 1997, 1996 and 1995, respectively.

Substantially all full-time employees of the Company and its subsidiaries are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations.

As of the merger date, the Company's pension assets were revalued. This revaluation resulted in a $14,006,000 adjustment to surplus.



































                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

The following table sets forth the plans' funded status and amounts recognized in the Company's balance sheet:

                                                            December 31
                                                         1997         1996
                                                      ________________________
                                                       (Dollars in thousands)
Accumulated benefit obligation, including vested
 benefits of $61,109 at December 31, 1997 and
 $56,780 at December 31, 1996                            $62,037      $57,711
                                                      ========================

Plan assets at fair value, primarily bonds, common
 stocks (including 173,932 shares of the ING
 bearer receipts in 1997 and 400,000 shares of
 Equitable common stock in 1996), mortgage loans
 and short-term investments                             $122,344     $101,025
Projected benefit obligation for service rendered
 to date                                                  69,563       64,764
                                                      ________________________
Plan assets in excess of projected benefit
 obligation                                               52,781       36,261

Unrecognized net gain from past experience
 different from that assumed and effects of changes
 in assumptions                                           (1,001)      (1,544)
Prior service cost not yet recognized                         --          477
Unrecognized net liability at the transition
 date, net of amortization                                    --          344
                                                      ________________________
Prepaid pension cost                                     $51,780      $35,538
                                                      ========================

















                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

Net periodic pension benefit included the following components:

                                                 Year ended December 31
                                               1997        1996       1995
                                           __________________________________
                                                    (Dollars in thousands)
Actual return on plan assets                   $25,139    $11,801    $18,201
Service cost-benefits earned
 during the period                              (1,654)    (1,594)    (1,052)
Interest cost on projected
 benefit obligation                             (4,594)    (4,253)    (4,110)
Net amortization and deferral                  (16,942)    (3,599)    (9,945)
                                           __________________________________
Net periodic pension benefit                    $1,949     $2,355     $3,094
                                           ==================================

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.25% and 5.0%, respectively, at December 31, 1997. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefits obligation were 7.0% and 5.0%, respectively, at December 31, 1996. The average expected long-term rate of return on plan assets was 9.0% in 1997 and 8.0% in 1996 and 1995.

In addition to benefits offered under the aforementioned defined benefit plan, the Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance.

The Company accounts for the cost of the retiree benefit plans on the accrual method, whereby the Company has elected to amortize its transition obligation of retirees and fully eligible or vested employees over 20 years. The Company has chosen not to fund any amounts in excess of current benefits.












                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.  EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

The following tables sets forth the amounts recognized in the Company's balance sheet:

                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
December 31, 1997                                   (Dollars in thousands)
_____________________________________________________________________________
Accumulated postretirement benefit obligations:
 Retirees                                         $2,331    $1,724    $4,055
 Fully eligible active plan participants             248       106       354
                                                _____________________________
                                                   2,579     1,830     4,409

Unrecognized net obligation at transition         (3,045)   (1,512)   (4,557)
Prior service cost not yet recognized in net
 postretirement benefit cost                         998         1       999
Unrecognized net gain                                442       227       669
                                                _____________________________
Accrued postretirement benefit cost                 $974      $546    $1,520
                                                =============================
December 31, 1996
_____________________________________________________________________________

Accumulated postretirement benefit obligations:
 Retirees                                         $3,978    $2,230    $6,208
 Fully eligible active plan participants           1,051       155     1,206
                                                _____________________________
                                                   5,029     2,385     7,414

Unrecognized net obligation at transition         (3,248)   (1,612)   (4,860)
Prior service cost not yet recognized in net
 postretirement benefit cost                           5        --         5
Unrecognized net loss                               (883)     (313)   (1,196)
                                                _____________________________
Accrued postretirement benefit cost                 $903      $460    $1,363
                                                =============================











                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.   EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

Net periodic postretirement benefit costs in the statements of operations are as follows:

                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
December 31, 1997                                   (Dollars in thousands)
_____________________________________________________________________________
Service cost                                        $117       $10      $127
Interest cost                                        171       126       297
Net amortization of prior service cost and
 amortization of unrecognized loss                   106        96       202
                                                _____________________________
Net periodic postretirement benefit cost            $394      $232      $626
                                                =============================

December 31, 1996
_____________________________________________________________________________

Service cost                                         $14        --       $14
Interest cost                                        340      $161       501
Amortization of unrecognized net obligation          203       102       305
Net amortization of prior service cost and
 amortization of unrecognized loss                    26         9        35
                                                _____________________________
Net periodic postretirement benefit cost            $583      $272      $855
                                                =============================

December 31, 1995
_____________________________________________________________________________

Service cost                                         $13        --       $13
Interest cost                                        351      $150       501
Amortization of unrecognized net obligation          204       100       304
Net amortization of prior service cost and
 amortization of unrecognized loss                    (1)       --        (1)
                                                _____________________________
Net periodic postretirement benefit cost            $567      $250      $817
                                                =============================

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 10.8% at December 31, 1997 and 11.5% at December 31, 1996 for employees under 65 and 7.5% at December 31, 1997 and 8.0% at December 31, 1996 for employees over 65, with the rates for both groups to be graded down to 5.5% for 2005 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care trend rates by one percent would increase the accumulated postretirement benefit obligation as of December 31, 1997 by
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


7.   EMPLOYEE STOCK COMPENSATION AND RETIREMENT PLANS (CONTINUED)

$356,000 and net periodic postretirement benefit costs for the year ended December 31, 1997 by $40,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 7.0% at December 31, 1996.

Substantially all full-time employees of the Company also are eligible to participate in a defined contribution pension plan that is qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the years ended December 31, 1997, 1996 and 1995 were $403,000, $372,000 and $292,000, respectively.

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized benefits (costs) of $24,000, $(10,000) and $20,000 for the years ended December 31, 1997, 1996 and 1995, respectively.

The Company also has non-contributory defined contribution pension plans tax qualified and non-qualified for its agents. Contributions charged to expense under these plans during the years ended December 31, 1997, 1996 and 1995 were $1,189,000, $710,000 and $729,000, respectively.

Certain of the assets related to these plans are on deposit with the Company and amounts relating to these plans are included in these financial statements.


























                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


8.  POLICY AND CONTRACT ATTRIBUTES

A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk (i.e., annuities, supplementary contracts and separate account reserves); however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The reserves on these products, by withdrawal characteristics for annuities, supplementary contracts and separate account reserves are summarized as follows:


December 31                           1997                     1996
_______________________________________________________________________________
                                             Percent                  Percent
                                 Amount      of Total     Amount      of Total
                               _______________________  _______________________
                                            (Dollars in thousands)
Subject to discretionary
 withdrawal with market
 value adjustment                $679,532       24%       $314,309       17%
Subject to discretionary
 withdrawal at book value
 less surrender charge
 (charges of 5% or more)          334,468       12         390,271       21
Subject to discretionary
 withdrawal at market
 value                          1,085,268       39         427,809       23
Subject to discretionary
 withdrawal at book value
 (charges of less than 5%)        566,359       20         581,314       32
Not subject to discretionary
 withdrawal provision             143,816        5         128,092        7
                               _______________________  _______________________
                                2,809,443      100%      1,841,795      100%
Less reinsurance ceded            152,627   ==========     182,496   ==========
                               ___________              ___________
Total policy reserves on
 annuities and deposit
 fund liabilities              $2,656,816               $1,659,299
                               ===========              ===========










                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


8.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings are as follows:

                                       Gross         Loading          Net
                                    __________________________________________
                                                 (Dollars in thousands)
December 31, 1997
Ordinary direct first year business         $585          $358           $227
Ordinary direct renewal business          10,991         1,163          9,828
Group life direct business                     1            --              1
Reinsurance ceded                           (842)           --           (842)
                                    __________________________________________
                                         $10,735        $1,521         $9,214
                                    ==========================================
December 31, 1996
Ordinary direct first year business         $651          $451           $200
Ordinary direct renewal business          11,742         1,212         10,530
Group life direct business                     1            --              1
Reinsurance ceded                           (909)           --           (909)
                                    __________________________________________
                                         $11,485        $1,663         $9,822
                                    ==========================================
December 31, 1995
Ordinary direct first year business         $687          $476           $211
Ordinary direct renewal business          12,119         1,164         10,955
Group life direct business                     1            --              1
Reinsurance ceded                           (679)           --           (679)
                                    __________________________________________
                                         $12,128        $1,640        $10,488
                                    ==========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $156,883,000 and $206,617,000, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,504,000 and $1,790,000 to cover these deficiencies at December 31, 1997 and 1996, respectively.

In 1995, the NAIC adopted Guideline XXXIII, which requires the Company to increase annuity reserves in its statutory-basis financial statements by approximately $2.5 million. The Company received approval from the Insurance Division, Department of Commerce, of the State of Iowa to phase this increase in over a three year period beginning in 1995. A direct charge to surplus of
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


8.  POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

$653,000, $828,000 and $1,011,000 was made for the years ended December 31, 1997, 1996 and 1995, respectively, related to the change in reserve methodology.

9.  SEPARATE ACCOUNT

The separate account held by the Company represents funds backing the Company's defined benefit pension plan and its variable annuity product. The assets of this account are carried at market value. Information regarding the separate account of the Company as of and for the years ended December 31, 1997, 1996 and 1995 is as follows:










































                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)

9.  SEPARATE ACCOUNT (CONTINUED)

                                     Nonindexed        Non-
                                      Guarantee     guaranteed
                                      More than      Separate
                                         4%          Account         Total
                                    __________________________________________
                                                (Dollars in thousands)
1997
______________________________________________________________________________
Premiums, considerations or
 deposits for the year ended
 December 31, 1997                            --      $618,924       $618,924
                                    ==========================================
Reserves at December 31, 1997:
 For accounts with assets at
  market value                          $129,184      $956,085     $1,085,269
                                    ==========================================
Reserves at December 31, 1997:
By withdrawal characteristics:
 Subject to discretionary
  withdrawal at market value            $129,184      $956,085     $1,085,269
                                    ==========================================
1996
______________________________________________________________________________
Premiums, considerations or
 deposits for the year ended
 December 31, 1996                            --      $250,985       $250,985
                                    ==========================================
Reserves at December 31, 1996:
 For accounts with assets at
  market value                          $106,789      $321,020       $427,809
                                    ==========================================
Reserves at December 31, 1996:
By withdrawal characteristics:
 Subject to discretionary
  withdrawal at market value            $106,789      $321,020       $427,809
                                    ==========================================
1995
______________________________________________________________________________
Premiums, considerations or
 deposits for the year ended
 December 31, 1995                            --       $65,987        $65,987
                                    ==========================================
Reserves at December 31, 1995:
 For accounts with assets at
  market value                           $98,018       $68,868       $166,886
                                    ==========================================
Reserves at December 31, 1995:
By withdrawal characteristics:
 Subject to discretionary
  withdrawal at market value             $98,018       $68,868       $166,886
                                    ==========================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


9.  SEPARATE ACCOUNT (CONTINUED)

A reconciliation of the amounts transferred to and from the separate account is presented below:

                                              Year ended December 31
                                        1997           1996          1995
                                    __________________________________________
                                                (Dollars in thousands)
Transfers as reported in summary
 of operations of the separate
 account statement:
 Transfers to separate account          $619,052      $251,010        $66,029
 Transfers from separate account          79,206        29,549          9,127
                                    __________________________________________
Net transfers to separate account        539,846       221,461         56,902

Reconciling adjustments:
 Surrender and annual charges
  received by the general account            (26)         (220)           (13)
 1994 admin fees paid to general
  account in 1995                             --            --             (1)
                                    __________________________________________
Transfers as reported in the
 summary of operations of the
 life, accident and health
 annual statement                       $539,820      $221,241        $56,888
                                    ==========================================

10.  RELATED PARTY TRANSACTIONS

The Company purchases investment management services from an affiliate. Payments for these services aggregated $6,194,000, $2,740,000 and $2,469,000 during the years ended December 31, 1997, 1996 and 1995, respectively.

Golden American provides certain advisory, computer and other resources and services to the Company. Expenses for these services incurred by the Company totaled $4,330,000 for the year ending December 31, 1997. No services were provided by Golden American in 1996.

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the year ending December 31, 1997, revenues of $29,000 were recorded which reduced general expenses as a result of this agreement.

The Company guarantees all contractual policy claims of USG. Also, the Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make the funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


10.  RELATED PARTY TRANSACTIONS (CONTINUED)

therein or done pursuant thereto by the Company shall deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was received in 1997.

The Company maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement which expired on December 31, 1997, the Company could borrow up to $30,000,000. Interest on any outstanding borrowings was charged at the rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, the Company incurred interest expense on the note totaling $4,000, $288,000 and $358,000 for the years ended December 31, 1997, 1996 and 1995, respectively. At December 31, 1997, no amounts were outstanding under the line of credit.

On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to Equitable. Interest is charged at an annual rate of 8.75%. The Company incurred interest of $3,088,000 on this note for the year ended December 31, 1997. As of December 31, 1997, the Company's liability for borrowed money amounted to $50,000,000.

The Company maintains a reciprocal loan agreement with ING America Insurance Holdings, Inc. ("ING America"), a Delaware corporation and affiliate of EIC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, the Company and ING America can borrow up to $30,000,000 from one another. Interest on any Company borrowings is charged at the rate of ING America's cost of funds for the interest period plus 0.15%. Interest on any ING America borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar arrangement.

Certain investments accounted for by the equity method currently have mortgage loans outstanding with the Company. Generally, these loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties. At December 31, 1996 and 1995, $433,000 and $458,000, respectively, were outstanding under these arrangements and have been reported herein as mortgage loans on real estate.









                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


11.  REINSURANCE

Policy reserves, premiums and expenses are stated net of amounts related to reinsurance agreements. Annuity and life policy reserves have been reduced by $160,737,000 at December 31, 1997 and $189,976,000 at December 31, 1996,
for reinsurance ceded to other companies, including USG (see below). To the extent reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable. Annuity and life premiums have likewise been reduced by $6,287,000, $5,845,000 and $15,537,000 and insurance benefits have been reduced by $7,985,000, $4,301,000 and $8,131,000 in 1997, 1996 and 1995, respectively, for the cession agreements. The amount of reinsurance assumed is not significant.

Reinsurance coverages for life insurance vary according to the age of the insured and risk classification with retention limits ranging up to $500,000 of coverage per individual life. At December 31, 1997, life insurance in force ceded amounted to $1,282,369,000 or approximately 15.04% of total life insurance in force.

In addition, the Company cedes certain annuity policies to its wholly owned subsidiary, USG, under an agreement that pays the Company a commission of 5.0% of premiums ceded. Under this reinsurance agreement, the Company cedes renewal premiums on deferred annuity policies issued prior to January 1, 1994, and immediate annuity policies issued prior to January 1, 1996. During the years ended December 31, 1997, 1996 and 1995, the Company ceded (recaptured) net premiums to (from) USG of $529,000, $(280,000) and $8,988,000 resulting in commissions of $10,000, $15,000 and $504,000, respectively. Reserves ceded under this agreement aggregated $152,627,000 and $182,496,000 at December 31, 1997 and 1996, respectively. In 1996, approximately $24,000,000 of reserves were transferred to the Company as a result of the recapture of supplementary contracts previously reinsured by USG.

Effective January 1, 1997, the Company entered into a coinsurance agreement with USG. Under this agreement the Company assumes all of USG's Choice Index Annuity policies and pays USG an allowance equal to commissions paid plus a fee of 0.1% of premiums. At December 31, 1997, the Company had assumed premiums and reserves of $135,458,000 and $140,121,000, respectively. For the year ending December 31, 1997, the Company incurred $8,213,000 of commissions plus fees.

A wholly owned subsidiary of USG, USGL Service Corporation, services policies ceded by the Company under the above reinsurance agreement. Under this agreement, USGL Service Corporation receives from the ceding company a commission and expense allowance of 4.9% of premiums ceded by the Company. The Company paid $12,000, $14,000 and $494,000 during the years ended December 31, 1997, 1996 and 1995, respectively.








                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


12.  COMMITMENTS AND CONTINGENCIES

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. Additionally, many states allow companies to establish admitted assets when paid and amortize such assets over periods of time dictated by the individual states at the time of payment. The Company accrues for such assessments only when notice of such assessment is received from a state guaranty fund; accordingly, no amounts have been provided in the accompanying financial statements for estimated future assessments. However, such assessments may be material in the future.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. During the years ended
December 31, 1997, 1996 and 1995, rent expense totaled $4,138,000, $2,570,000 and $2,001,000, respectively. At December 31, 1997, minimum rental payments due under all non-cancelable operating leases are: 1998 - $5,713,000; 1999 - $4,440,000; 2000 - $3,876,000; 2001- $2,852,000; 2002 - $2,645,000; and
thereafter - $38,428,000.

At December 31, 1997, outstanding commitments to fund equity investments totaled $2,521,000.

LITIGATION

USG, a wholly owned subsidiary of the Company, is a defendant in a class action complaint filed in the state circuit court of Kentucky in September 1997. The suit claims unspecified damages and injunctive relief as a result of alleged improper actions related to the interest rate adjustment provisions of USG's fixed annuity contracts. The Company believes the allegations are without merit. The original plaintiff punitive class representative has been joined by an additional named plaintiff who claims also to be a class representative. The suit is in the early procedural stage. The Company intends to defend the suit vigorously, including vigorously contesting its class action status. The amount of any liability which may arise as a result of this suit, if any, cannot be reasonably estimated and no provision for loss has been made in the accompanying financial statements.

The Company and certain of its subsidiaries are defendants in class action lawsuits filed in the United States District Court for the Middle District of Florida, Tampa Division, in February 1996 ("Florida action") and in the Superior court of the State of Arizona in and for Pima county ("Arizona action"). These suits claimed unspecified damages as a result of alleged improper life insurance sales practices. The Company denies the allegations in these class action lawsuits but entered into a settlement to limit additional expense and burden on its operations. The settlement has been approved by the federal court in the Florida action and by the Arizona court in the Arizona action. Approximately $1,600,000 of incremental costs were
                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


12.  COMMITMENTS AND CONTINGENCIES (CONTINUED)

incurred in 1997 related to this matter. The Company has not established a reserve for the settlement and expects to incur total incremental costs of $20,500,000, of which, a substantial portion will be incurred in 1998.
Owners of approximately 130,000 universal and whole life insurance policies issued by the Company from 1984 through 1996 may be eligible to receive the following benefits provided by the settlement: 1) one time enhancement to the interest component of the policy; 2) one time enhancement to the dividend component of the policy; 3) optional premium loans that would allow policyholders to borrow at reduced rates; 4) enhanced value deferred annuities to holders of affected policies; 5) enhanced value immediate annuities to affected policyholders; and 6) enhanced value life policies to affected policyholders. In addition, the settlement provides Individual Claim-Review Relief (an arbitration-type process) for policyholders who believe they may have been misled or otherwise harmed in connection with their policies.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS

The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flows are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

YEAR 2000 (UNAUDITED)

Based on a study of its computer software and hardware, EIC, the Company's parent, has determined the Company's exposure to the Year 2000 change of the century date issue. EIC has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1997 to modify its systems. This project is expected to be substantially completed by the second quarter of 1999. The projected cost of the Year 2000 project is approximately $4,000,000 to $6,000,000. During 1997, the Company incurred costs of $1,027,000 for the Year 2000 project. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on operations.

To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


13.  CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES

Summarized financial information - statutory-basis of USG is summarized as follows:

                                                       December 31
                                                 1997              1996
                                            _________________________________
                                                   (Dollars in thousands)
ADMITTED ASSETS
Cash and investments                            $7,243,763        $6,743,918
Investment income due and accrued                   98,483            95,012
Other assets                                        17,698            16,834
                                            _________________________________
Total admitted assets                           $7,359,944        $6,855,764
                                            =================================
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Annuity and life policy reserves               $6,463,224        $6,083,650
 Other policy liabilities                          216,707           174,987
 Interest maintenance reserve                       46,991            41,874
 Other liabilities                                  83,785            83,877
 Asset valuation reserve                            72,779            60,635
                                            _________________________________
Total liabilities                                6,883,486         6,445,023

Capital and surplus                                476,458           410,741
                                            _________________________________
Total liabilities and capital and surplus       $7,359,944        $6,855,764
                                            =================================

                                               Year Ended December 31
                                           1997         1996          1995
                                       _______________________________________
                                               (Dollars in thousands)
Premiums, policy proceeds and
 other considerations                   $1,142,107   $1,178,006    $1,361,405
Investment income, less
 investment expenses                       550,805      516,686       459,572
Other income                                37,185       20,693        15,502
Benefits                                (1,504,198)  (1,467,525)   (1,611,882)
Insurance expenses                        (102,275)    (136,273)     (135,186)
Federal income taxes                       (43,341)     (43,415)      (27,158)
                                       _______________________________________
Gain from operations before net
 realized capital gains (losses)            80,283       68,172        62,253
Net realized capital gains (losses)            484          113        (2,527)
                                       _______________________________________
Net income                                 $80,767      $68,285       $59,726
                                       =======================================

                   Equitable Life Insurance Company of Iowa

                   Notes to Financial Statements (continued)


13.  CONDENSED FINANCIAL INFORMATION OF SUBSIDIARIES (CONTINUED)

The Company also owns 100% of the outstanding stock of Equitable American and Equitable Companies. At December 31, 1997 and 1996, the Company's investment in Equitable American aggregated $149,086,000 and $140,268,000, respectively. At December 31, 1997 and 1996, the Company's investment in Equitable Companies aggregated $2,073,000 and $1,938,000, respectively. Operations of these subsidiaries are considered immaterial to the Company's financial statements.














































            Equitable Life Insurance Company of Iowa - Statutory-Basis
                                  Schedule I
                            Summary of Investments-
                    Other Than Investments in Related Parties
                             (Dollars in thousands)

                                                                       Balance
                                                                         Sheet
December 31, 1997                         Cost 1         Value          Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities:
 Bonds:
  United States government and govern-
   mental agencies and authorities         $56,311       $59,094       $56,311
  States, municipalities and
   political subdivisions                      252           256           252
  Public utilities                         312,166       332,164       312,166
  All other corporate bonds              1,625,184     1,711,050     1,625,184
                                        _______________________________________
Total fixed maturities                   1,993,913     2,102,564     1,993,913

Equity securities:
 Common stocks:
  Affiliates                               408,837       631,814       631,814
  Industrial, miscellaneous and
   all other                                 7,806         7,617         7,617
                                        _______________________________________
Total equity securities                    416,643       639,431       639,431

Mortgage loans on real estate              505,116                     505,116
Real estate                                  3,449                       3,449
Policy loans                               165,161                     165,161
Cash and short-term investments             52,474                      52,474
Derivative financial instruments            16,474                      33,388
Funds in transit                             7,746                       7,746
Other invested assets                        5,959                       5,959
                                        ___________                 ___________
Total cash and investments              $3,166,935                  $3,406,637
                                        ===========                 ===========

       Note 1: Cost is defined as amortized cost for bonds and short-term investments adjusted for amortization of premiums and accrual of discounts.












            Equitable Life Insurance Company of Iowa - Statutory-Basis
                                 Schedule III
                      Supplementary Insurance Information
                             (Dollars in thousands)

                                   Future
                                   Policy                 Other
                                Benefits,                Policy
                                  Losses,                Claims
                                   Claims                   and
                                      and        Un-      Bene-
                                     Loss     earned       fits       Premium
Segment                          Expenses   Premiums    Payable       Revenue
______________________________________________________________________________
Year ended December 31, 1997:

 Life insurance                $2,637,144         --     $8,949    $1,155,513

Year ended December 31, 1996:

 Life insurance                $2,260,773         --     $6,148      $569,866

Year ended December 31, 1995:

 Life insurance                $2,028,318         --     $6,232      $354,601

                                            Benefits
                                             Claims,
                                              Losses
                                      Net        and      Other
                                  Invest-    Settle-     Opera-
                                     ment       ment       ting       Premium
Segment                            Income   Expenses   Expenses       Written
______________________________________________________________________________
Year ended December 31, 1997:

  Life insurance                 $282,745   $681,645   $675,809            --

Year ended December 31, 1996:

  Life insurance                 $252,120   $445,383   $300,601            --

Year ended December 31, 1995:

  Life insurance                 $234,864   $364,993   $130,927            --








            Equitable Life Insurance Company of Iowa - Statutory-Basis
                                Schedule IV
                                Reinsurance
                           (Dollars in thousands)

                                                                    Percentage
                                    Ceded to     Assumed             of Amount
                           Gross       Other  from Other       Net     Assumed
                          Amount   Companies   Companies    Amount      to Net
______________________________________________________________________________
Year ended December
 31, 1997:
 Life insurance in
  force               $9,808,737  $1,282,369        --  $8,526,368         --

 Insurance premiums
  and charges         $1,026,478      $6,950  $135,985  $1,155,513      11.77%

Year ended December
 31, 1996:
 Life insurance in
  force               $9,676,791  $1,199,227        --  $8,477,564         --

 Insurance premiums
  and charges           $575,412      $6,574    $1,027    $569,865       0.18%

Year ended December
 31, 1995:
 Life insurance in
  force               $9,282,614  $1,170,058        --  $8,112,556         --

 Insurance premiums
  and charges           $370,395     $15,794        --    $354,601         --


















                                Financial Statements

                     Equitable Life Insurance Company of Iowa

                For the Periods October 25, 1997 through December 31,
                1997 and January 1, 1997 through October 24, 1997 and
                                   the Years ended
                              December 31, 1996 and 1995
                         with Report of Independent Auditors







































                  Equitable Life Insurance Company of Iowa

                            Financial Statements


                  For the Periods October 25, 1997 through
                December 31, 1997 and January 1, 1997 through
                    October 24, 1997 and the Years ended
                         December 31, 1996 and 1995






                                   CONTENTS

Report of Independent Auditors

Audited Financial Statements

Consolidated Balance Sheets
Consolidated Statements of Income
Consolidated Statements of Changes in Stockholder's Equity
Consolidated Statements of Cash Flows
Notes to Consolidated Financial Statements


































                       Report of Independent Auditors



The Board of Directors and Stockholder
Equitable Life Insurance Company of Iowa


We have audited the accompanying consolidated balance sheets of Equitable Life Insurance Company of Iowa (wholly owned by Equitable of Iowa Companies, Inc.) as of December 31, 1997 and 1996, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and the years ended December 31, 1996 and 1995. Our audits also included the financial statement schedules in the Index at Item
24. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the consolidated financial position of Equitable Life Insurance Company of Iowa at December 31, 1997 and 1996, and the consolidated results of their operations and their cash flows for the periods from October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and the years ended December 31, 1996 and 1995, in conformity with generally accepted accounting principles. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                      /S/ Ernst & Young LLP
February 12, 1998


















                  Equitable Life Insurance Company of Iowa
                        Consolidated Balance Sheets
                (Dollars in thousands, except per share data)

                                                     POST-MERGER    PRE-MERGER
                                                     __________________________
                                                     December 31,| December 31,
                                                         1997    |     1996
                                                     ____________| ____________
                                                                 |
ASSETS                                                           |
Investments                                                      |
 Fixed maturities, available for sale,                           |
  at fair value (cost: 1997 - $8,097,413;                        |
  1996 - $7,282,582)                                  $8,181,037 |  $7,456,401
 Equity securities of unaffiliated companies, at                 |
  fair value (cost: 1997 - $57,172; 1996 - $48,821)       63,712 |      77,148
 Equity securities of affiliated company, at fair                |
  value (cost: 1997 - $4,159; 1996 - $618)                 3,982 |       5,138
 Mortgage loans on real estate                         2,087,057 |   1,689,088
 Real estate, less allowance for depreciation                    |
  of $48 in 1997 and $4,588 in 1996                       16,419 |       8,613
 Policy loans                                            191,375 |     185,853
 Short-term investments                                   86,185 |      15,852
                                                     ____________| ____________
Total investments                                     10,629,767 |   9,438,093
                                                                 |
Cash and cash equivalents                                 35,383 |      11,741
Securities and indebtedness of related parties            12,397 |       7,872
Accrued investment income                                137,238 |     131,152
Notes and other receivables                               27,799 |      21,062
Deferred policy acquisition costs                         27,592 |     721,690
Present value of in force acquired                       315,469 |          --
Property and equipment, less allowance for                       |
 depreciation of $666 in 1997 and $13,105 in 1996         14,204 |       9,620
Intangible assets, less accumulated amortization                 |
 of $5,307 in 1997 and $632 in 1996                    1,268,484 |       2,343
Other assets                                              97,492 |      82,031
Due from affiliates                                       23,115 |       5,039
Separate account assets                                1,142,251 |     450,632
                                                     ____________| ____________
Total assets                                         $13,731,191 | $10,881,275
                                                     ==========================














See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                   Consolidated Balance Sheets (continued)
                (Dollars in thousands, except per share data)

                                                     POST-MERGER    PRE-MERGER
                                                     __________________________
                                                     December 31,| December 31,
                                                         1997    |     1996
                                                     ____________| ____________
                                                                 |
LIABILITIES AND STOCKHOLDER'S EQUITY                             |
Policy liabilities and accruals:                                 |
 Future policy benefits:                                         |
  Annuity and interest sensitive life products        $9,177,107 |  $8,389,888
  Traditional life insurance products                    703,671 |     712,296
  Unearned revenue reserve                                15,996 |      18,398
 Other policy claims and benefits                         11,720 |       7,481
                                                     ____________| ____________
                                                       9,908,494 |   9,128,063
                                                                 |
Other policyholders' funds:                                      |
 Advance premiums and other deposits                         203 |         597
 Accrued dividends                                        12,404 |      12,807
                                                     ____________| ____________
                                                          12,607 |      13,404
                                                                 |
Deferred income taxes                                     31,335 |      43,201
Note payable to parent                                    50,000 |          --
Due to affiliates                                         20,491 |       8,518
Other liabilities                                        203,843 |     188,493
Separate account liabilities                           1,142,251 |     450,632
                                                     ____________| ____________
Total liabilities                                     11,369,021 |   9,832,311
                                                                 |
Commitments and contingencies                                    |
                                                                 |
Stockholder's equity:                                            |
 Common stock, par value $1.00 per share -                       |
  authorized 7,500,000 shares, issued and                        |
  outstanding 5,000,300 shares                             5,000 |       5,000
 Additional paid-in capital                            2,287,046 |     274,009
 Unrealized appreciation (depreciation) of                       |
  securities at fair value                                54,299 |     108,968
 Retained earnings                                        15,825 |     660,987
                                                     ____________| ____________
Total stockholder's equity                             2,362,170 |   1,048,964
                                                     ____________| ____________
Total liabilities and stockholder's equity           $13,731,191 | $10,881,275
                                                     ==========================








See accompanying notes.
                Equitable Life Insurance Company of Iowa
                    Consolidated Statements of Income
                        (Dollars in thousands)

                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          |
Revenues:                                 |
 Annuity and interest sensitive           |
  life product charges            $14,022 |     $70,404    $62,638    $51,466
 Traditional life                         |
  insurance premiums                6,498 |      32,105     39,566     43,425
 Net investment income            120,466 |     624,122    705,074    638,056
 Realized gains on investments      4,051 |      18,775     16,213      9,524
 Other income                         122 |         433        730      8,883
                              ____________| __________________________________
                                  145,159 |     745,839    824,221    751,354
Benefits and expenses:                    |
 Annuity and interest sensitive           |
  life benefits:                          |
  Interest credited to                    |
   account balances                81,956 |     390,722    437,702    390,039
  Benefit claims incurred in              |
   excess of account balances       3,166 |      10,000      7,892     10,396
 Traditional life                         |
  insurance benefits                7,076 |      37,797     44,316     68,338
 Decrease in future                       |
  traditional policy benefits        (618)|      (3,812)    (1,243)    (6,867)
 Distributions to participating           |
  policyholders                     3,779 |      21,087     25,209     25,125
 Underwriting, acquisition and            |
  insurance expenses:                     |
  Commissions                      23,888 |     129,924    130,379    146,224
  General expenses                  9,525 |      74,740     48,461     40,867
  Insurance taxes                   1,119 |       7,428      7,391     45,472
  Policy acquisition costs                |
   deferred                       (29,649)|    (150,887)  (156,041)  (178,133)
  Amortization:                           |
   Deferred policy acquisition            |
    costs                           1,823 |      81,119     79,306     72,537
   Present value in force                 |
    acquired                        6,669 |          --         --         --
   Goodwill                         5,308 |          62         74         74
                              ____________| __________________________________
                                  114,042 |     598,180    623,446    614,072





See accompanying notes.
                Equitable Life Insurance Company of Iowa
               Consolidated Statements of Income (continued)
                        (Dollars in thousands)

                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          |
Interest expense                     $724 |      $2,514     $1,880     $2,565
Other expenses                         -- |           2          1         (9)
                              ____________| __________________________________
                                  114,766 |     600,696    625,327    616,628
                              ____________| __________________________________
                                   30,393 |     145,143    198,894    134,726
Income taxes                       14,497 |      44,775     69,486     47,233
                              ____________| __________________________________
                                   15,896 |     100,368    129,408     87,493
Equity income (loss), net of              |
 related income taxes                 (71)|         355        (87)        17
                              ____________| __________________________________
Net income                        $15,825 |    $100,723   $129,321    $87,510
                              ================================================





























See accompanying notes.
                  Equitable Life Insurance Company of Iowa
         Consolidated Statements of Changes in Stockholder's Equity
                          (Dollars in thousands)

                                                 Unreal-
                                                  ized
                                                  Appre-
                                                 ciation
                                                 (Depre-
                                                 ciation)
                                       Addi-       of                  Total
                                      tional    Securities            Stock-
                            Common    Paid-In    at Fair  Retained   holder's
                            Stock     Capital     Value   Earnings    Equity
                           ____________________________________________________

                                                PRE-MERGER
                           ____________________________________________________
Balance at January 1,
 1995                       $5,000    $224,009  ($24,320) $468,156    $672,845
 Net income                     --          --        --    87,510      87,510
 Unrealized appreciation
  of securities at fair
  value                         --          --   237,039        --     237,039
 Contributions from parent      --      50,000        --        --      50,000
                           ____________________________________________________
Balance at December 31,
 1995                        5,000     274,009   212,719   555,666   1,047,394
 Net income                     --          --        --   129,321     129,321
 Dividends paid to parent       --          --        --   (24,000)    (24,000)
 Unrealized depreciation
  of securities at fair
  value                         --          --  (103,751)       --    (103,751)
                           ____________________________________________________
Balance at December 31,
 1996                        5,000     274,009   108,968   660,987   1,048,964
 Net income                     --          --        --   100,723     100,723
 Unrealized appreciation
  of securities at fair
  value                         --          --    48,751        --      48,751
                           ____________________________________________________
Balance at October 24,
 1997                       $5,000    $274,009  $157,719  $761,710  $1,198,438
                           ====================================================
                                                POST-MERGER
                           ____________________________________________________
Balance at October 25,
 1997                       $5,000  $2,287,046        --        --  $2,292,046
 Net income                     --          --        --   $15,825      15,825
 Unrealized appreciation
  of securities at fair
  value                         --          --    $54,299       --      54,299
                           ____________________________________________________
Balance at December 31,
 1997                       $5,000  $2,287,046   $54,299   $15,825  $2,362,170
                           ====================================================

See accompanying notes.
                  Equitable Life Insurance Company of Iowa
                   Consolidated Statements of Cash Flows
                         (Dollars in thousands)

                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          |
OPERATING ACTIVITIES                      |
Net income                        $15,825 |    $100,723   $129,321    $87,510
Adjustments to reconcile net              |
 income to net cash provided by           |
 operations:                              |
 Adjustments related to                   |
  annuity and interest sensi-             |
  tive life products:                     |
  Interest credited to account            |
   balances                        81,225 |     385,908    434,621    390,039
  Charges for mortality and               |
   administration                 (12,787)|     (63,006)   (63,398)   (54,308)
  Change in unearned revenues         666 |         237      1,226       (293)
 Increase (decrease) in                   |
  traditional life policy                 |
  liabilities, and accruals         1,634 |        (735)    (3,582)     2,758
 Decrease in other policy-                |
  holders' funds                     (629)|        (168)        (2)      (756)
 Decrease (increase) in accrued           |
  investment income                 1,055 |      (7,141)    (8,318)   (16,875)
 Policy acquisition costs                 |
  deferred                        (29,649)|    (150,887)  (156,041)  (178,133)
 Amortization of present value            |
  of in force acquired              6,669 |          --         --         --
 Amortization of deferred policy          |
  acquisition costs                 1,823 |      81,119     79,306     72,537
 Change in other assets, other            |
  liabilities and accrued                 |
  income taxes                     24,122 |     (33,779)   (13,270)    42,496
 Provision for depreciation and           |
  amortization                     15,381 |       3,243        982     (8,449)
 Provision for deferred income            |
  taxes                             5,344 |       9,181         --      1,117
 Share of losses (equity in               |
  earnings) of related                    |
  parties                              80 |        (546)       133        (27)
 Realized gains on investments     (4,051)|     (18,775)   (16,213)    (9,524)
                              ____________| __________________________________
Net cash provided by operating            |
 activities                       106,708 |     305,374    384,765    328,092



See accompanying notes.
                   Equitable Life Insurance Company of Iowa
                Consolidated Statements of Cash Flows (continued)
                           (Dollars in thousands)

                               POST-MERGER            PRE-MERGER
                               _________________________________________________
                                 For the   |  For the
                                  period   |   period
                               October 25, | January 1,
                               1997 through|1997 through      Year ended
                               December 31,|October 24,       December 31
                                   1997    |    1997        1996        1995
                               ____________|____________________________________
                                           |
INVESTING ACTIVITIES                       |
Sale, maturity or repayment                |
 of investments:                           |
 Fixed maturities                          |
  - available for sale            $138,039 |   $755,639    $525,164    $145,173
 Fixed maturities                          |
  - held for investment                 -- |         --          --     203,395
 Equity securities                   3,834 |     16,782      16,358       6,572
 Mortgage loans on real estate      27,725 |     70,623      80,257      53,544
 Real estate                            -- |      3,007       7,414       2,030
 Policy loans                        4,568 |     26,511      32,417      28,436
 Short-term investments - net           -- |         --      19,431      10,514
                               ____________|____________________________________
                                   174,166 |    872,562     681,041     449,664
Acquisition of investments:                |
 Fixed maturities                          |
  - available for sale            (190,030)| (1,165,709)   (902,978)   (943,285)
 Fixed maturities                          |
  - held for investment                 -- |         --          --     (59,759)
 Equity securities                    (362)|     (2,498)    (14,523)    (32,097)
 Mortgage loans on real estate     (81,105)|   (326,322)   (599,802)   (612,449)
 Real estate                           (36)|       (112)       (710)     (1,018)
 Policy loans                       (4,896)|    (31,705)    (35,847)    (34,411)
 Short-term investments - net       (2,822)|    (67,504)         --          --
                               ____________|____________________________________
                                  (279,251)| (1,593,850) (1,553,860) (1,683,019)
Disposal of investments account-           |
 ed for by the equity method           103 |      3,770         790         498
Additions to investments                   |
 accounted for by the                      |
 equity method                        (641)|     (5,669)     (2,500)         --
Proceeds from sale of interest             |
 in Equitable of Iowa Companies      6,155 |         --          --          --
Purchase of ING Groep N.V. shares          |
 from separate account              (2,774)|         --          --          --
Repayments of notes receivable          -- |        200         200       1,317
Sales of property and equipment        546 |      2,477         177         109
Purchases of property and                  |
 equipment                          (2,570)|     (9,544)     (5,592)     (3,397)
                               ____________|____________________________________
Net cash used in investing                 |
 activities                       (104,266)|   (730,054)   (879,744) (1,234,828)

See accompanying notes.
                  Equitable Life Insurance Company of Iowa
               Consolidated Statements of Cash Flows (continued)
                          (Dollars in thousands)

                               POST-MERGER             PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |
FINANCING ACTIVITIES                       |
Proceeds from line of credit               |
 borrowings                             -- |    $183,296   $592,289   $754,104
Repayment of line of credit                |
 borrowings                             -- |    (183,296)  (592,289)  (754,104)
Issuance of note payable                   |
 to parent                              -- |      50,000         --         --
                               ____________| __________________________________
                                        -- |      50,000         --         --
Receipts from annuity and                  |
 interest sensitive life                   |
 policies credited to policy-              |
 holder account balances          $229,040 |   1,444,453  1,498,885  1,691,189
Return of policyholder account             |
 balances on annuity policies              |
 and interest sensitive life               |
 policies                         (208,384)|  (1,068,426)  (978,555)  (835,893)
Net reallocations to                       |
 separate accounts                    (489)|        (314)        --         --
Contributions from parent               -- |          --         --     50,000
Dividends paid to parent                -- |          --    (24,000)        --
                               ____________| __________________________________
Net cash provided by financing             |
 activities                         20,167 |     425,713    496,330    905,296
                               ____________| __________________________________
Increase (decrease) in cash                |
 and cash equivalents               22,609 |       1,033      1,351     (1,440)
                                           |
Cash and cash equivalents at               |
 beginning of period                12,774 |      11,741     10,390     11,830
                               ____________| __________________________________
Cash and cash equivalents at               |
 end of period                     $35,383 |     $12,774    $11,741    $10,390
                               ============| ==================================









See accompanying notes.
                  Equitable Life Insurance Company of Iowa
               Consolidated Statements of Cash Flows (continued)
                          (Dollars in thousands)

                               POST-MERGER             PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |
SUPPLEMENTAL DISCLOSURES OF                |
 CASH FLOW INFORMATION                     |
Cash paid during the period for:           |
 Interest                               -- |      $2,156     $1,876     $2,567
 Income taxes                           -- |      51,337     69,171     33,490
Non-cash investing and                     |
 financing activities:                     |
 Foreclosure of mortgage loans,            |
  including taxes and costs                |
  capitalized (1997: $50 and               |
  1996: $15)                            -- |       7,913        690         --
































See accompanying notes.
                  Equitable Life Insurance Company of Iowa

                 Notes to Consolidated Financial Statements

                              December 31, 1997




1.  SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Equitable Life Insurance Company of Iowa (the "Company") is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. The Company and its subsidiary, USG Annuity & Life Company ("USG"), offer various insurance products including deferred and immediate fixed annuities, variable annuities and interest sensitive and traditional life insurance. These products are marketed by the Company's career agency force, independent insurance agents, broker/dealers and financial institutions. The Company's primary customers are individuals.

On October 24, 1997, PFHI Holdings, Inc. ("PFHI"), a Delaware corporation, acquired all of the outstanding capital stock of Equitable of Iowa Companies ("Equitable"), pursuant to an Agreement and Plan of Merger ("Merger Agreement") among Equitable, PFHI and ING Groep N.V. ("ING"). PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or the "Parent"), a Delaware corporation.

For financial statement purposes, the merger was accounted for as a purchase effective October 25, 1997. The merger resulted in a new basis of accounting reflecting estimated fair value of assets and liabilities at the merger date. As a result, the Company's financial statements for the period subsequent to October 24, 1997, are presented on the Post-Merger new basis of accounting and for October 24, 1997 and prior periods on the Pre-Merger basis of accounting.

CONSOLIDATION

The consolidated financial statements include the Company and its subsidiaries. The Company's principal subsidiaries are USG, Equitable American Insurance Company and Equitable Companies. At December 31, 1997 and 1996, all subsidiaries are wholly owned. All significant intercompany accounts and transactions have been eliminated.

INVESTMENTS

FIXED MATURITIES: Statement of Financial Accounting Standards ("SFAS") No. 115, "Accounting for Certain Investments in Debt and Equity Securities," requires fixed maturity securities to be designated as either "available for sale," "held for investment" or "trading." Sales of fixed maturities designated as "available for sale" are not restricted by SFAS No. 115. Available for sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in stockholder's equity, after adjustment for related changes in deferred policy acquisition costs ("DPAC"), present value of in force acquired ("PVIF"), policy reserves and deferred income taxes. At December 31, 1997 and 1996, all of the Company's fixed maturity securities are designated as available for sale although the Company is not precluded from designating fixed maturity securities as held for investment or trading at some future date.

Securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the security's new cost basis by a charge to realized losses in the Company's Statements of Income. Premiums and discounts are amortized/accrued utilizing the scientific interest method which results in a constant yield over the security's expected life. Amortization/accrual of premiums and discounts on mortgage-backed securities incorporates a prepayment assumption to estimate the securities' expected lives.

EQUITY SECURITIES: Equity securities (common and non-redeemable preferred stocks) are reported at estimated fair value if readily marketable or conversion value, if applicable. The change in unrealized appreciation and depreciation of marketable equity securities (net of related deferred income taxes, if any) is included directly in stockholder's equity. Equity securities determined to have a decline in value that is other than temporary are written down to estimated fair value which becomes the securities' new cost basis by a charge to realized losses in the Company's Statements of Income.

MORTGAGE LOANS: Mortgage loans on real estate are reported at cost adjusted for amortization of premiums and accrual of discounts. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected future cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of impaired loans is reduced by the establishment of a valuation allowance which is adjusted at each reporting date for significant changes in the calculated value of the loan. Changes in this valuation allowance are charged or credited to income.

REAL ESTATE: Real estate, which includes real estate acquired through foreclosure, is reported at cost less allowances for depreciation. Real estate acquired through foreclosure, or in-substance foreclosure, is recorded at the lower of cost (which includes the balance of the mortgage loan, any accrued interest and any costs incurred to obtain title to the property) or fair value at or before the foreclosure date. The carrying value of these assets is subject to review when events or circumstances indicate an impairment might exist. If the estimated undiscounted cash flows are less than the carrying amount of the assets, an impairment in value is deemed to exist and an impairment loss is recognized. The carrying value of the asset is written down to an amount representing the sum of the estimated discounted cash flows which becomes the asset's new cost basis.

OTHER INVESTMENTS: Policy loans are reported at unpaid principal. Short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Investments accounted for by the equity method include investments in, and advances to, various joint ventures and partnerships in which the Company has a less than controlling interest.

FAIR VALUES: Estimated fair values, as reported herein, of publicly traded fixed maturity securities are as reported by an independent pricing service. Fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third party pricing system. This pricing system uses a matrix calculation assuming a spread over U.S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the National Association of Insurance Commissioners ("NAIC"). Estimated fair values of equity securities are based on the latest quoted market prices or conversion value, if applicable. Estimated fair values of the Company's investment in its registered separate accounts are based upon the quoted fair value of the securities comprising the individual portfolios underlying the separate accounts. Fair values of equity securities which are not readily marketable, are estimated based upon values which are representative of the fair values of issues of comparable yield and quality. Realized gains and losses are determined on the basis of specific identification and average cost methods for manager initiated and issuer initiated disposals, respectively.

FINANCIAL INSTRUMENTS

The premiums paid for interest rate caps ("caps") and cash settled put swaptions ("swaptions") are deferred and reported at amortized cost and included in other assets. The premiums paid for Standard & Poors' ("S&P")
500 (Reg.U.S.Pat.@Tm.Off.) Index Call Options ("call options," or collectively with the caps and swaptions, "instruments") are deferred and reported at amortized cost plus intrinsic value, if any and included in other assets. The deferred premiums are amortized over the term of the instruments on a straight-line basis. Amortization of the deferred premium and any payments received in accordance with the terms of the instruments are recorded as an adjustment to interest credited. The instruments do not require any additional payments by the Company. Unrealized gains and losses on the caps and swaptions are not recorded in income until realized. For the call options, the unrealized gains and losses related to the change in their intrinsic value will be an adjustment to interest credited.

The call options were purchased to hedge potential increases in policyholder account balances for equity-indexed annuity policies resulting from increases in the index to which the product is linked. The call options used are designated as a hedge and reduce the indicated risk by having a high correlation of changes in the value of the call options and the policy benefits being hedged at both the inception of the hedge and throughout the hedge period. Should such criteria not be met, hedge accounting would be discontinued and the call options would be marked-to-market with the change recorded in net income.

CASH AND CASH EQUIVALENTS

For purposes of the consolidated statements of cash flows, the Company considers all demand deposits and interest-bearing accounts not related to the investment function to be cash equivalents. All interest-bearing accounts classified as cash equivalents have original maturities of three months or less.

DEFERRED POLICY ACQUISITION COSTS

Certain costs of acquiring new insurance business, principally commissions and other expenses related to the production of new business, have been deferred. For annuity and interest sensitive life products, such costs are being amortized generally in proportion to the present value (using the assumed crediting rate) of expected gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from a group of products. For traditional life insurance products, such costs are being amortized over the premium-paying period of the related policies in proportion to premium revenues recognized, using principally the same assumptions for interest, mortality and withdrawals that are used for computing liabilities for future policy benefits subject to traditional "lock-in" concepts. DPAC is adjusted to reflect the pro-forma impact of unrealized gains and losses on fixed maturity securities the Company has designated as "available for sale" under SFAS No. 115.

PRESENT VALUE OF IN FORCE ACQUIRED

As a result of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from existing insurance contracts. This allocated cost represents the present value of in force acquired which reflects the value of those purchased policies calculated by discounting actuarially determined expected future cash flows at the discount rate determined by the purchaser. Amortization of PVIF is charged to expense in proportion to expected gross profits. This amortization is "unlocked" when the Company revises its estimate of current or future gross profits to be realized from the insurance contracts acquired. PVIF is adjusted to reflect the pro forma impact of unrealized gains and losses on available for sale fixed maturities.

PROPERTY AND EQUIPMENT

Property and equipment primarily represent leasehold improvements at the Company's headquarters and at various agency offices, office furniture and equipment and capitalized computer software and are not considered to be significant to the Company's overall operations. Property and equipment are reported at cost less allowances for depreciation. Depreciation expense is computed primarily on the basis of the straight-line method over the estimated useful lives of the assets.

INTANGIBLE ASSETS

Intangible assets include goodwill established as result of the merger. Goodwill established as a result of the merger is being amortized over 40 years using the straight-line method.

FUTURE POLICY BENEFITS

Future policy benefits for fixed annuity and interest sensitive life products are established utilizing the retrospective deposit accounting method.
Policy reserves represent the premiums received plus accumulated interest, less mortality and administration charges. Interest credited to these policies ranged from 3.00% to 11.40% during 1997, 3.00% to 11.00% during 1996 and 3.35% to 11.35% during 1995. For equity-indexed annuity policies, such future policy benefits are increased to reflect the intrinsic value of the liability option (i.e., increases in the index to which the product is linked).

The liability for future policy benefits for traditional life insurance products has been calculated on a net-level premium basis. Interest assumptions range from 2.75% for 1956 and prior issues to a 9.00% level, graded to 6.00% after twenty years for current issues. Mortality, morbidity and withdrawal assumptions generally are based on actual experience. These assumptions have been modified to provide for possible adverse deviation from the assumptions. Future dividends for participating business (which accounted for 1.26% of premiums and 8.17% of life insurance in force in 1997) are provided for in the liability for future policy benefits.

The unearned revenue reserve primarily reflects the unamortized balance of the excess of first year administration charges over renewal period administration charges (policy initiation fees) on fixed annuity and interest sensitive life products. These excess charges have been deferred and are being recognized in income over the period benefited using the same assumptions and factors used to amortize DPAC.

SEPARATE ACCOUNT

Assets and liabilities of the separate account reported in the accompanying balance sheets represent funds that are separately administered principally for variable annuity contracts, as well as, the Company's defined pension benefit plan assets and liabilities. Contractholders, rather than the Company, bear the investment risk for variable products. At the direction of the Contractholders, the separate account invests the premiums from the sale of variable annuity products in shares of specified mutual funds. The assets and liabilities of the separate account are clearly identified and segregated from other assets and liabilities of the Company. The portion of the separate account assets applicable to variable annuity contracts cannot be charged with liabilities arising out of any other business the Company may conduct.

Variable separate account assets carried at fair value of the underlying investments generally represent Contractholder investment values maintained in the account. Variable separate account liabilities represent account balances for the variable annuity contracts invested in the separate account. The Company's separate account assets and liabilities for its pension plan represent the estimated fair values of the pension plan assets and associated liabilities. Net investment income and realized and unrealized capital gains and losses related to separate account assets are not reflected in the accompanying Statements of Income.

Product charges recorded by the Company from variable annuity products consist of charges applicable to each contract for mortality and expense risk, contract administration and surrender charges.

RECOGNITION OF PREMIUM REVENUES AND COSTS

Revenues for fixed annuity and interest sensitive life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed against policyholder account balances during the period. Expenses related to these products include interest credited to policyholder account balances and benefit claims incurred in excess of policyholder account balances.

Traditional life insurance premiums are recognized as revenues over the premium-paying period. Future policy benefits and policy acquisition costs are associated with the premiums as earned by means of the provision for future policy benefits and amortization of DPAC.

DEFERRED INCOME TAXES

Deferred tax assets or liabilities are computed based on the difference between the financial statement and income tax bases of assets and liabilities using the enacted marginal tax rate. Deferred tax assets or liabilities are adjusted to reflect the pro forma impact of unrealized gains and losses on equity securities and fixed maturity securities the Company has designated as available for sale under SFAS No. 115. Changes in deferred tax assets or liabilities resulting from this SFAS No. 115 adjustment are charged or credited directly to stockholder's equity. Deferred income tax expenses or credits reflected in the Company's Statements of Income are based on the changes in the deferred tax asset or liability from period to period (excluding the SFAS No. 115 adjustment).

DIVIDEND RESTRICTIONS

The Company's ability to pay dividends to its Parent is restricted because prior approval of insurance regulatory authorities is required for payment of dividends to the stockholder which exceed an annual limitation. On August 12, 1996, the Company paid a dividend to Equitable of $24,000,000. During 1998, the Company could pay dividends to its Parent of approximately $104,322,000 without prior approval of regulatory authorities.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions affecting the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Management is required to utilize historical experience and assumptions about future events and circumstances in order to develop estimates of material reported amounts and disclosures. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates and assumptions are (1) estimates of fair values of investments in securities and other financial instruments, as well as fair values of policyholder liabilities, (2) policyholder liabilities, (3) deferred policy acquisition costs and present value of in force acquired, (4) fair values of assets and liabilities recorded as a result of the merger, (5) net assets for pension and liabilities for postretirement benefits, (6) asset valuation allowances, (7) guaranty fund assessment accruals, (8) deferred tax benefits (liabilities) and (9) estimates for commitments and contingencies including legal matters, if a liability is anticipated and can be reasonably estimated. Estimates and assumptions regarding all of the preceding are inherently subject to change and are reassessed periodically. Changes in estimates and assumptions could materially impact the financial statements.

2.  BASIS OF FINANCIAL REPORTING

The financial statements of the Company differ from related statutory-basis financial statements principally as follows: (1) acquisition costs of acquiring new business are deferred and amortized over the life of the policies rather than charged to operations as incurred; (2) an asset representing the present value of future cash flows from insurance contracts acquired was established as a result of the merger and is amortized and charged to expense; (3) future policy benefit reserves for annuity and interest sensitive life products are based on full account values, rather than the greater of cash surrender value or amounts derived from discounting methodologies utilizing statutory interest rates; (4) future policy benefit reserves on traditional life insurance products are based on reasonable assumptions of expected mortality, interest and withdrawals which include a provision for possible unfavorable deviation from such assumptions, which may differ from reserves based upon statutory mortality rates and interest; (5) reserves are reported before reduction for reserve credits related to reinsurance ceded and a receivable is established, net of an allowance for uncollectible amounts, for these credits rather than presented net of these credits; (6) fixed maturity investments are designated as "available for sale" and valued at fair value with unrealized appreciation/depreciation, net of adjustments to deferred income taxes (if applicable), present value of in force acquired and deferred policy acquisition costs, credited/charged directly to stockholder's equity rather than valued at amortized cost; (7) the carrying value of fixed maturity securities is reduced to fair value by a charge to realized losses in the Statements of Income when declines in carrying value are judged to be other than temporary, rather than through the establishment of a formula-determined statutory investment reserve (carried as a liability), changes in which are charged directly to surplus; (8) deferred income taxes are provided for the difference between the financial statement and income tax bases of assets and liabilities; (9) net realized gains or losses attributed to changes in the level of interest rates in the market are recognized when the sale is completed rather than deferred and amortized over the remaining life of the fixed maturity security or mortgage loan; (10) gains arising from sale-leaseback transactions are deferred and amortized over the life of the lease rather than recognized in the period of sale; (11) a liability is established for anticipated guaranty fund assessments, net of related anticipated premium tax credits, rather than capitalized when assessed and amortized in accordance with procedures permitted by insurance regulatory authorities; (12) a prepaid pension cost asset established in accordance with SFAS No. 87, "Employers' Accounting for Pensions," agents' balances and certain other assets designated as "non-admitted assets" for statutory purposes are reported as assets rather than being charged to surplus; (13) revenues for annuity and interest sensitive life products consist of policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed rather than premiums received; (14) the financial statements of the Company's wholly owned subsidiaries are consolidated rather than recorded at the equity in net assets; (15) expenses for postretirement benefits other than pensions are recognized for all qualified employees rather than for only vested and fully-eligible employees, and the accumulated postretirement benefit obligation for years prior to adoption of SFAS No. 106, "Employers' Accounting for Postretirement Benefits Other than Pensions," was recognized as a cumulative effect of change in accounting method rather than deferred and amortized over twenty years; (16) assets and liabilities are restated to fair values when a change in ownership occurs, with provisions for goodwill and other intangible assets, rather than continuing to be presented at historical cost; (17) amortization of the cost of interest rate caps and cash settlement put swaptions purchased in conjunction with the Company's hedging program are recorded in interest credited rather than as a deduction from net investment income; (18) the S&P 500 call options are carried at amortized cost plus intrinsic value, if any, reporting amortization in interest credited rather than recorded at market value with changes in the market value reported in net investment income; and
(19) certain contingent liabilities (i.e. class action lawsuits) are expensed when the amount of the loss is probable and estimable rather than provided for as incurred.

Net income for the Company as determined in accordance with statutory accounting practices was $111,932,000 in 1997, $96,841,000 in 1996, and
$87,179,000 in 1995. Total statutory capital and surplus was $647,622,000 at December 31, 1997 and $567,316,000 at December 31, 1996.












3.  INVESTMENT OPERATIONS

INVESTMENT RESULTS

Major categories of net investment income are summarized below:

                               POST-MERGER             PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |   (Dollars in thousands)
                                           |
Fixed maturities                   $96,165 |    $506,533   $576,781   $558,903
Equity securities                    1,153 |       3,687      3,080      1,255
Mortgage loans on real estate       24,688 |     124,037    125,144     76,382
Real estate                            404 |       1,481      2,588      2,747
Policy loans                         1,745 |       8,983     10,414     10,049
Short-term investments                 840 |       2,610      1,397      1,275
Other - net                            425 |       1,234      1,007        996
                               ____________| __________________________________
                                   125,420 |     648,565    720,411    651,607
                                           |
Less investment expenses            (4,954)|     (24,443)   (15,337)   (13,551)
                               ____________| __________________________________
Net investment income             $120,466 |    $624,122   $705,074   $638,056
                               ================================================

Realized gains (losses) on investments are as follows:

                               POST-MERGER                PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |   (Dollars in thousands)
                                           |
Fixed maturities:                          |
 Available for sale                 $1,217 |     $13,939    $13,557    ($3,401)
 Held for investment                    -- |          --         --      9,330
Equity securities                    3,664 |       3,258        869        912
Mortgage loans on real estate         (830)|          --         --         --
Real estate                             -- |         (43)     1,218       (161)
Equity investments                      -- |       1,621        569      2,844
                               ____________| __________________________________
Realized gains on investments       $4,051 |     $18,775    $16,213     $9,524
                               ================================================

The change in unrealized appreciaiton (depreciation) on securities at fair value is as follows:

                               POST-MERGER                PRE-MERGER
                               ________________________________________________
                                 For the   |   For the
                                  period   |    period
                               October 25, |  January 1,
                               1997 through| 1997 through      Year ended
                               December 31,| October 24,       December 31
                                   1997    |     1997        1996       1995
                               ____________| __________________________________
                                           |   (Dollars in thousands)
                                           |
Fixed maturities                           |
 Available for sale                $83,624 |    $165,128  ($293,555)  $507,971
 Held for investment                    -- |          --         --    334,708
Equity securities                    6,363 |      (6,737)    29,060      1,614
                               ____________| __________________________________
Unrealized appreciation                    |
 (depreciation) of                         |
 investments                       $89,987 |    $158,391  ($264,495)  $844,293
                               ================================================

FIXED MATURITY AND EQUITY SECURITIES

SFAS No. 115 requires the carrying value of fixed maturity securities classified as available for sale to be adjusted for changes in market value, primarily caused by interest rates. While other related accounts are adjusted as discussed above, the insurance liabilities supported by these securities are not adjusted under SFAS No. 115, thereby creating volatility in stockholder's equity as interest rates change. As a result, the Company expects that its stockholder's equity will be exposed to incremental volatility due to changes in market interest rates and the accompanying changes in the reported value of securities classified as available for sale, with equity increasing as market interest rates decline and, conversely, decreasing as market interest rates rise.

At December 31, 1997 and 1996, amortized cost, gross unrealized gains and losses and estimated fair value of the Company's fixed maturity securities, all of which are designated as available for sale, are as follows:

















                                           Gross        Gross      Estimated
                            Amortized   Unrealized   Unrealized      Fair
                              Cost         Gains       Losses        Value
                           __________________________________________________
                                         (Dollars in thousands)

December 31, 1997                                 POST-MERGER
_____________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $217,909       $1,083         ($86)    $218,906
 Other                         31,265           88           --       31,353
States, municipalities
 and political
 subdivisions                  16,095          117          (99)      16,113
Foreign governments            13,738          528           --       14,266
Public utilities            1,183,863       18,758         (688)   1,201,933
Investment grade
 corporate                  3,290,428       44,010         (931)   3,333,507
Below investment grade
 corporate                    802,539        7,237       (4,741)     805,035
Mortgage-backed
 securities                 2,541,194       20,787       (2,439)   2,559,542
Redeemable preferred
 stocks                           382           --           --          382
                           __________________________________________________
Total                      $8,097,413      $92,608      ($8,984)  $8,181,037
                           ==================================================

December 31, 1996                                  PRE-MERGER
_____________________________________________________________________________
U.S. government and
 governmental agencies
 and authorities:
 Mortgage-backed
  securities                 $251,342       $9,674        ($755)    $260,261
 Other                         87,374        2,125       (1,420)      88,079
States, municipalities
 and political
 subdivisions                  15,131        1,134           --       16,265
Foreign governments            10,572        2,706           --       13,278
Public utilities            1,205,377       41,076      (15,757)   1,230,696
Investment grade
 corporate                  2,654,742      156,968      (16,290)   2,795,420
Below investment grade
 corporate                    707,260       13,981      (15,992)     705,249
Mortgage-backed
 securities                 2,350,168       41,857      (45,259)   2,346,766
Redeemable preferred
 stocks                           616           --         (229)         387
                           __________________________________________________
Total                      $7,282,582     $269,521     ($95,702)  $7,456,401
                           ==================================================

Short-term investments, all with maturities of 30 days or less, have been excluded from the above schedules. Amortized cost approximates estimated fair value for these securities.

At December 31, 1997, net unrealized investment gains on fixed maturity securities designated as available for sale totaled $83,624,000. This appreciation caused an increase in stockholder's equity of $50,163,000 at December 31, 1997 (net of deferred income taxes of $27,011,000, an adjustment of $234,000 to DPAC and an adjustment of $6,216,000 to PVIF).

At December 31, 1996, net unrealized investment gains on fixed maturity securities designated as available for sale totaled $173,819,000. This appreciation caused an increase in stockholder's equity of $76,121,000 at December 31, 1996 (net of deferred income taxes of $43,533,000 and an adjustment of $54,165,000 to DPAC).

At December 31, 1997, net unrealized appreciation of equity securities of $6,363,000 was comprised of net unrealized depreciation of $186,000 on the Company's investment in affiliated common stock and its registered separate account, gross unrealized appreciation of $6,550,000 on an investment in a real estate investment trust and gross unrealized depreciation of $1,000 on other equity securities. The Company's investment in the real estate investment trust had an estimated fair value of $63,431,000 and a cost basis of $56,881,000 at December 31, 1997. The estimated fair value of the Company's investment is based upon conversion value. Conversion value is derived from the quoted market value of the publicly traded security into which the Company's investment can be converted and the issuer's cash flow from operations. As such, changes in operating cash flows or the quoted market price of the issuer may result in significant volatility in the estimated fair value of the Company's investment.

At December 31, 1996, net unrealized appreciation of equity securities of $32,847,000 was comprised of gross unrealized appreciation of $6,765,000 on the Company's investment in affiliated common stock and its registered separate account, gross unrealized appreciation of $26,315,000 on an investment in a real estate investment trust and gross unrealized depreciation of $233,000 on other equity securities. The Company's investment in the real estate investment trust had an estimated fair value of $61,339,000 and a cost basis of $35,024,000 at December 31, 1996.





















The amortized cost and estimated fair value of fixed maturity securities, by contractual maturity, at December 31, 1997, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                           POST-MERGER
                                                    _________________________
                                                                   Estimated
                                                     Amortized       Fair
                                                       Cost          Value
                                                    _________________________
                                                      (Dollars in thousands)
December 31, 1997
Due within one year                                     $3,493        $3,488
Due after one year through five years                  379,009       379,958
Due after five years through ten years               2,535,562     2,555,500
Due after ten years                                  2,420,246     2,463,643
                                                    _________________________
                                                     5,338,310     5,402,589

Mortgage-backed securities                           2,759,103     2,778,448
                                                    _________________________
Total                                               $8,097,413    $8,181,037
                                                    =========================






























An analysis of sales, maturities and principal repayments of the Company's fixed maturities portfolio for the years ended December 31, 1997, 1996 and 1995 is as follows:


                                                Gross      Gross     Proceeds
                                  Amortized   Realized   Realized      from
                                    Cost        Gains     Losses       Sale
                                 ______________________________________________
                                             (Dollars in thousands)
For the period October 25, 1997
 through December 31, 1997
Scheduled principal repayments,
 calls and tenders                  $75,003       $250      ($102)     $75,151
Sales                                61,819      1,076         (7)      62,888
                                 ______________________________________________
Total                              $136,822     $1,326      ($109)    $138,039
                                 ==============================================
For the period January 1, 1997
 through October 24, 1997
Scheduled principal repayments,
 calls and tenders                 $384,567    $10,779      ($319)    $395,027
Sales                               357,133      9,797     (6,318)     360,612
                                 ______________________________________________
Total                              $741,700    $20,576    ($6,637)    $755,639
                                 ==============================================
Year ended December 31, 1996
Scheduled principal repayments,
 calls and tenders                 $289,645    $11,866      ($315)    $301,196
Sales                               221,962      3,461     (1,455)     223,968
                                 ______________________________________________
Total                              $511,607    $15,327    ($1,770)    $525,164
                                 ==============================================
Year ended December 31, 1995
Scheduled principal repayments,
 calls and tenders (available
 for sale only):
 Available for sale                 $59,935       $319       ($19)     $60,235
 Held for investment                172,082      5,279       (274)     177,087
Sales:
 Available for sale                  82,837      2,104         (3)      84,938
 Held for investment                 21,983      4,325         --       26,308
                                 ______________________________________________
Total                              $336,837    $12,027      ($296)    $348,568
                                 ==============================================











MORTGAGE-BACKED SECURITIES

The amortized cost and estimated fair value of mortgage-backed securities, which comprise 34% of the Company's investment in fixed maturity securities at December 31, 1997, by type, are as follows:


                                                            POST-MERGER
                                                     _________________________
                                                                    Estimated
                                                      Amortized       Fair
                                                        Cost          Value
                                                     _________________________
                                                       (Dollars in thousands)
December 31, 1997
Mortgage-backed securities:
  Government and agency guaranteed pools:
    Very accurately defined maturities                  $18,239       $18,553
    Planned amortization class                           74,971        75,350
    Targeted amortization class                          18,934        19,032
    Sequential pay                                       56,312        56,424
    Pass through                                         49,453        49,548
  Private label CMOs and REMICs:
    Very accurately defined maturities                   31,559        31,601
    Planned amortization class                           26,944        27,158
    Targeted amortization class                         400,168       405,119
    Sequential pay                                    2,019,288     2,032,176
    Mezzanines                                           38,191        38,565
    Private placements and subordinate issues            25,044        24,922
                                                     _________________________
Total mortgage-backed securities                     $2,759,103    $2,778,448
                                                     =========================

During periods of significant interest rate volatility, the mortgages underlying mortgage-backed securities may prepay more quickly or more slowly than anticipated. If the principal amount of such mortgages is prepaid earlier than anticipated during periods of declining interest rates, investment income may decline due to reinvestment of these funds at lower current market rates. If principal repayments are slower than anticipated during periods of rising interest rates, increases in investment yield may lag behind increases in interest rates because funds will remain invested at lower historical rates rather than reinvested at higher current rates. To mitigate this prepayment volatility, the Company invests primarily in intermediate tranche collateralized mortgage obligations ("CMOs"). CMOs are pools of mortgages that are segregated into sections, or tranches, which provide sequential retirement of bonds rather than a pro-rata share of principal return in the pass-through structure. At December 31, 1997, unamortized premium on mortgage-backed securities totaled $28,346,000 and unaccrued discounts on mortgage-backed securities totaled $27,485,000.







OTHER INVESTMENT INFORMATION

INVESTMENT VALUATION ANALYSIS: The Company analyzes its investment portfolio at least quarterly in order to determine if the carrying value of any of its investments has been impaired. The carrying value of debt and equity securities is written down to fair value by a charge to realized losses when an impairment in value appears to be other than temporary.

At December 31, 1997, two mortgage loans with a total carrying value of $649,000 were delinquent by 90 days or more. During the first quarter of 1997, the value of a mortgage loan with a book value of $4,021,000 was determined to be impaired other than temporary. At that time, a valuation allowance was established to reduce the carrying value of this mortgage loan to its estimated fair value, resulting in a charge to investment income of $245,000. The Company foreclosed on the property in June 1997 and based upon an appraisal, recorded a permanent write-down on the real estate investment of $430,000 resulting in a charge to realized losses. During the second quarter of 1997, the Company foreclosed on a mortgage loan with a book value of $3,892,000. At this time the Company does not believe any permanent impairment exists on this property. At December 31, 1996, no investments were identified as having an impairment other than temporary. During 1995, the Company identified two below investment grade securities as having impairments in value that were other than temporary. As a result of those determinations, the Company recognized pre-tax losses of $5,802,000 to reduce the carrying value of the securities to their estimated fair value. These securities were subsequently sold resulting in realized gains totaling $1,200,000 during 1995.

The carrying value of investments which have been non-income producing for the year ending December 31, 1997 and 1996 totaled $750,000 and $239,000, respectively, related to a real estate property.

INVESTMENTS ON DEPOSIT: At December 31, 1997, affidavits of deposits covering bonds with a par value of $2,010,634,000 (1996 - $1,780,482,000), mortgage loans with an unpaid principal balance of $505,419,000 (1996 - $402,911,000) and policy loans with an unpaid balance of $165,161,000 (1996 - $164,659,000) were on deposit with state agencies to meet regulatory requirements. In addition, at December 31, 1997, pursuant to a reinsurance agreement, the Company had investments with a carrying value of $36,228,000 (1996 - $56,314,000) and estimated market value of $37,395,000 (1996 -
$53,833,000) deposited in a trust for the benefit of the ceding company.

INVESTMENT DIVERSIFICATIONS: The Company's investment policies related to its investment portfolio require diversification by asset type, company and industry and set limits on the amounts which can be invested in an individual issuer. Such policies are at least as restrictive as those set forth by regulatory authorities. Fixed maturity investments included investments in various non-governmental mortgage-backed securities (31% in 1997, 24% in 1996), basic industrials (24% in 1997, 26% in 1996), public utilities (15% in 1997, 19% in 1996) and consumer products (12% in 1997, 14% in 1996).
Mortgage loans on real estate have been analyzed by geographical locations and there are no concentrations of mortgage loans in any state exceeding ten percent in 1997 and 1996. Mortgage loans on real estate have also been analyzed by collateral type with significant concentrations identified in industrial buildings (29% in 1997 and 1996), retail facilities (26% in 1997, 28% in 1996), office buildings, (26% in 1997, 22% in 1996) and multi-family residential buildings (17% in 1997, 20% in 1996). Equity securities (which represent 0.6% of the Company's investments) consist primarily of investments in the Company's registered separate accounts and an investment of $63,431,000 in a real estate investment trust. Real estate and investments accounted for by the equity method are not significant to the Company's overall investment portfolio.

No investment in any person or its affiliates (other than bonds issued by agencies of the United States government) exceeded ten percent of stockholder's equity at December 31, 1997.

4.  FINANCIAL INSTRUMENTS - RISK MANAGEMENT

HEDGING PROGRAM: During the second quarter of 1996, the Company implemented a hedging program under which certain derivative financial instruments, caps and swaptions, were purchased to reduce the negative effects of potential increases in withdrawal activity related to the Company's annuity liabilities which may result from extreme increases in interest rates. The Company purchased caps and swaptions, all during the second quarter of 1996, with notional amounts totaling $600,000,000 and $1,300,000,000, respectively, all of which were outstanding at December 31, 1997. The Company paid approximately $21,100,000 in premiums for these caps and swaptions in 1996. The cost of this program has been incorporated into the Company's product pricing. The caps and swaptions do not require any additional payments by the Company.

The agreements for the caps and swaptions entitle the Company to receive payments from the instruments' counterparties on future reset dates if interest rates, as specified in the agreements, rise above a specified fixed rate (9.0% and 9.5%). The amount of such payments to be received by the Company for the interest rate caps, if any, will be calculated by taking the excess of the current applicable rate over the specified fixed rate, and multiplying this excess by the notional amount of the caps. Payments on cash settled put swaptions are also calculated based upon the excess of the current applicable rate over the specified fixed rate multiplied by the notional amount. The product of this rate differential times the notional amount is assumed to continue for a series of defined future semi-annual payment dates and the resulting hypothetical payments are discounted to the current payment date using the discount rate defined in the agreement.

In January 1997, the Company introduced an equity-indexed annuity product which provides a guaranteed base rate of return with a higher potential return linked to the performance of a broad based equity index.
Concurrently, the Company implemented a hedging program to purchase S&P call options. Call options are purchased to hedge potential increases in policyholder account balances for equity-indexed annuity policies resulting from increases in the index to which the product is linked. During 1997, the Company paid approximately $17,400,000 in premiums for call options, which mature beginning in 2002 through 2004. The cost of this program has been incorporated into the Company's pricing of its equity-indexed annuity product. The call options do not require any additional payments by the Company.

The agreements for the call options entitle the Company to receive payments from the counterparty if the S&P 500 Index exceeds the specified strike price on the maturity date. The amount of such payments to be received by the Company for the call options, if any, will be calculated by taking the excess of the average closing price (as defined in the contract) at maturity over the specified strike price and multiplying this excess by the number of S&P 500 units defined in the contract. Any payments received from the counterparties will be recorded as an adjustment to interest credited.


The following table summarizes the contractual maturities of notional amounts by type of instrument at December 31, 1997:


                    1998      1999      2000      2001      2002       Total
_______________________________________________________________________________
                                     (Dollars in thousands)
Interest rate
 caps                   --        --        --  $400,000  $200,000    $600,000
Cash settled
 put swaptions    $100,000  $400,000  $400,000   350,000    50,000   1,300,000
                  _____________________________________________________________
Total notional
 amount           $100,000  $400,000  $400,000  $750,000  $250,000  $1,900,000
                  =============================================================

ACCOUNTING TREATMENT: The Company has recorded amortization of the deferred premiums related to the instruments of $704,000, $4,602,000 and $3,081,000 for the period October 25, 1997 through December 31, 1997, January 1, 1997 through October 24, 1997 and for the year ended December 31, 1996.

The Financial Accounting Standards Board ("FASB") is evaluating the accounting and disclosure requirements for these instruments. FASB has issued an exposure draft titled "Accounting for Derivative and Similar Financial Instruments and for Hedging Activities," which if adopted as a Statement of Financial Accounting Standards in its current form, would require the Company to change its accounting treatment for these instruments. The requirements of any final standard which may result from this exposure process are not known at this time and, therefore, the impact of such a standard on the Company's financial statements cannot be determined.

Any unrealized gain or loss on the caps and swaptions is off-balance sheet and therefore, is not reflected in the financial statements. The effect of changes in the intrinsic value (which may vary from estimated market value) of the call options and future policy benefits will be reflected in the financial statements in the period of change.




















The following table summarizes the amortized cost, gross unrealized gains and losses and estimated fair value on these instruments as of December 31, 1997:


                                                  POST-MERGER
                            __________________________________________________
                                             Gross       Gross       Estimated
                              Amortized   Unrealized   Unrealized       Fair
December 31, 1997                Cost        Gains       Losses        Value
______________________________________________________________________________
(Dollars in thousands)
Interest rate caps                $847           --        ($345)        $502
Cash settled put swaptions       3,040           --       (1,031)       2,009
S&P 500 call options            18,118       $2,315         (166)      20,267
                            __________________________________________________
Total                          $22,005       $2,315      ($1,542)     $22,778
                            ==================================================


The differences between fair value and amortized cost for the instruments reflect changes in interest rates and market conditions since time of purchase.

EXPOSURE TO LOSS - COUNTERPARTY NONPERFORMANCE:  The Company is exposed to the risk of losses in the event of nonperformance by the counterparties of these instruments. Losses recorded in the Company's financial statements in the event of non-performance will be limited to the unamortized premium (remaining amortized cost) paid to purchase the instrument plus the recorded intrinsic value, if any, for the call options because no additional payments are required by the Company on these instruments after the initial premium. Counterparty non-performance would result in an economic loss if interest rates exceeded the specified fixed rate for the caps and swaptions, or for the call options, the average closing price at maturity exceeded the specified strike price. Economic losses would be measured by the net replacement cost, or estimated fair value, for such instruments. The estimated fair value is the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties. The Company limits its exposure to such losses by: diversification among counterparties, limiting exposure to any individual counterparty based upon that counterparty's credit rating, and limiting its exposure by instrument type to only those instruments that do not require future payments. For purposes of determining risk exposure to any individual counterparty, the Company evaluates the combined exposure to that counterparty on both a derivative financial instruments' level and on the total investment portfolio credit risk and reports its exposure to senior management at least monthly. The maximum potential economic loss (the cost of replacing an instrument or the net replacement value) due to nonperformance of the counterparties will increase or decrease during the life of the instruments as a function of maturity and market conditions.







The Company determines counterparty credit quality by reference to ratings from independent rating agencies. As of December 31, 1997, the ratings assigned by Standard & Poors' Rating Services by instrument with respect to the net replacement value (fair value) of the Company's instruments were as follows:


                                              POST-MERGER
                       _______________________________________________________
                                          Net Replacement Value
                       _______________________________________________________
                          Interest Rate  Cash Settled     S&P 500
December 31, 1997             Caps       Put Swaptions  Call Options  Total
______________________________________________________________________________
(Dollars in thousands)
Counterparties
 credit quality:
 AAA                            $321           $990             --     $1,311
 AA+ to AA-                      181            620        $14,108     14,909
 A+ to A-                         --            399          6,159      6,558
                       _______________________________________________________
Total                           $502         $2,009        $20,267    $22,778
                       =======================================================



5.   MERGER

TRANSACTION: On October 23, 1997, Equitable shareholders approved the Merger Agreement dated as of July 7, 1997, among Equitable, PFHI and ING. On
October 24, 1997, PFHI, a Delaware corporation, acquired all of the outstanding capital stock of Equitable pursuant to the Merger Agreement.
PFHI is a wholly owned subsidiary of ING, a global financial services holding company based in The Netherlands. Equitable, an Iowa corporation, in turn, owned all the outstanding capital stock of the Company and Golden American
Life Insurance Company ("Golden American") and their wholly owned subsidiaries. Equitable also owned all the outstanding capital stock of Locust Street Securities, Inc., Equitable Investment Services, Inc., Directed Services,
Inc., Equitable of Iowa Companies Capital Trust, Equitable of Iowa Companies Capital Trust II and Equitable of Iowa Securities Network, Inc. In exchange for the outstanding capital stock of Equitable, ING paid total consideration of approximately $2.1 billion in cash and stock plus the assumption of approximately $400 million in debt according to the Merger Agreement. As a result of the merger, Equitable was merged into PFHI which was simultaneously renamed Equitable of Iowa Companies, Inc. ("EIC" or "Parent"), a Delaware corporation. All costs of the merger, including expenses to terminate certain benefit plans, were paid by the Parent.

ACCOUNTING TREATMENT: The merger was accounted for as a purchase resulting in a new basis of accounting, reflecting estimated fair values for assets and liabilities at October 24, 1997. The purchase price was allocated to EIC and its subsidiaries. Goodwill was established for the excess of the merger cost over the fair value of the net assets and pushed down to EIC and its subsidiaries including the Company. The merger cost is preliminary with respect to estimated expenses and, as a result, the PVIF and related amortization and deferred taxes may change. The allocation of the purchase price to the Company was approximately $2,292,046,000. The amount of goodwill allocated to the Company relating to the merger was $1,273,791,000 at the merger date and is being amortized over 40 years on a straight-line basis. The carrying value of goodwill will be reviewed periodically for any indication of impairment in value. The Company's DPAC and unearned revenue as of the merger date were eliminated and an asset of $328,354,000 representing PVIF was established for all policies in force at the merger date.

PRESENT VALUE OF IN FORCE ACQUIRED: As part of the merger, a portion of the acquisition cost was allocated to the right to receive future cash flows from insurance contracts existing with the Company at the date of merger. This allocated cost represents the present value of in force acquired reflecting the value of those purchased policies calculated by discounting the actuarially determined expected future cash flow at the discount rate determined by ING.

An analysis of the PVIF asset is as follows:

                                                  POST-MERGER
                                             ______________________
                                                 For the period
                                                October 25, 1997
                                                    through
                                               December 31, 1997
                                             ______________________
                                             (Dollars in thousands)
Beginning balance                                         $328,354
Imputed interest                                             3,000
Amortization                                                (9,669)
Adjustment for unrealized gains
 on available for sale securities                           (6,216)
                                             ______________________
Ending balance                                            $315,469
                                             ======================

Interest is imputed on the unamortized balance of PVIF at rates of 5.98% and 5.34% for the period October 25, 1997 through December 31, 1997. The amortization of PVIF net of imputed interest is charged to expense. PVIF is also adjusted for the unrealized gains (losses) on available for sale securities; such changes are included directly in stockholder's equity.
Based on current conditions and assumptions as to future events on acquired policies in force, the expected approximate net amortization for the next five years, relating to the balance of PVIF as of December 31, 1997, is $40,300,000 in 1998, $38,700,000 in 1999, $35,400,000 in 2000, $31,100,000 in
2001 and $26,700,000 in 2002. Actual amortization may vary based upon final purchase price allocation and changes in assumptions and experience.









6.  FAIR VALUES OF FINANCIAL INSTRUMENTS

SFAS No. 107, "Disclosures about Fair Value of Financial Instruments," requires disclosure of estimated fair value of all financial instruments, including both assets and liabilities recognized and not recognized in a company's balance sheet, unless specifically exempted. SFAS No. 119, "Disclosure about Derivative Financial Instruments and Fair Value of Financial Instruments," requires additional disclosures about derivative financial instruments. Most of the Company's investments, investment contracts and debt fall within the standards' definition of a financial instrument. Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. In cases where quoted market prices are not available, estimated fair values are based on estimates using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Accounting, actuarial and regulatory bodies are continuing to study the methodologies to be used in developing fair value information, particularly as it relates to liabilities for insurance contracts. Accordingly, care should be exercised in deriving conclusions about the Company's business or financial condition based on the information presented herein.

The Company closely monitors the composition and yield of its invested assets, the duration and interest credited on insurance liabilities and resulting interest spreads and timing of cash flows. These amounts are taken into consideration in the Company's overall management of interest rate risk, which attempts to minimize exposure to changing interest rates through the matching of investment cash flows with amounts expected to be due under insurance contracts. As discussed below, the Company has used discount rates in its determination of fair values for its liabilities which are consistent with market yields for related assets. The use of the asset market yield is consistent with management's opinion that the risks inherent in its asset and liability portfolios are similar. This assumption, however, might not result in values consistent with those obtained through an actuarial appraisal of the Company's business or values that might arise in a negotiated transaction.
























The following compares carrying values as shown for financial reporting purposes with estimated fair values:

                                    POST-MERGER                 PRE-MERGER
                            ___________________________________________________
December 31                            1997          |           1996
_____________________________________________________| ________________________
(Dollars in thousands)                     Estimated |               Estimated
                              Carrying       Fair    |  Carrying       Fair
                               Value         Value   |    Value        Value
                            _________________________| ________________________
                                                     |
ASSETS                                               |
 Fixed maturities,                                   |
  available for sale         $8,181,037   $8,181,037 | $7,456,401   $7,456,401
 Equity securities of                                |
  unaffiliated companies         63,712       63,712 |     77,148       77,148
 Mortgage loans on real                              |
  estate                      2,087,057    2,111,410 |  1,689,088    1,708,464
 Policy loans                   191,375      191,375 |    185,853      185,853
 Short-term investments          86,185       86,185 |     15,852       15,852
 Cash and cash equivalents       35,383       35,383 |     11,741       11,741
 Notes and other                                     |
  receivables                   149,118      149,118 |    137,949      137,949
 Separate account assets      1,142,251    1,142,251 |    450,632      450,632
 Derivative financial                                |
  instruments                    22,005       22,778 |     18,041       14,080
                                                     |
LIABILITIES                                          |
 Annuity products             8,614,681    7,643,356 |  7,761,840    6,473,411
 Note payable to parent          50,000       50,000 |         --           --
 Separate account                                    |
  liabilities                 1,142,251    1,008,669 |    450,632      405,083


The following methods and assumptions were used by the Company in estimating fair values:

FIXED MATURITIES: Estimated fair values of publicly traded securities are as reported by an independent pricing service. Estimated fair values of conventional mortgage-backed securities not actively traded in a liquid market are estimated using a third-party pricing system. This pricing system uses a matrix calculation assuming a spread over U. S. Treasury bonds based upon the expected average lives of the securities. Fair values of private placement bonds are estimated using a matrix that assumes a spread (based on interest rates and a risk assessment of the bonds) over U.S. Treasury bonds. Estimated fair values of redeemable preferred stocks are as reported by the NAIC.

EQUITY SECURITIES: Estimated fair values are based upon the latest quoted market prices, where available. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

MORTGAGE LOANS ON REAL ESTATE: Fair values are estimated by discounting expected cash flows, using interest rates currently being offered for similar loans.

POLICY LOANS: Carrying values approximate the estimated fair value for policy loans.

SHORT-TERM INVESTMENTS, CASH AND CASH EQUIVALENTS AND NOTES AND OTHER
RECEIVABLES: Carrying values reported in the Company's historical cost basis balance sheet approximate estimated fair value for these instruments, due to their short-term nature.

SEPARATE ACCOUNT ASSETS: Separate account assets are based upon the quoted fair values of the individual securities in the separate account.

DERIVATIVE FINANCIAL INSTRUMENTS: The estimated fair values of the instruments are the average of quotes, if more than one quote is available, obtained from related and unrelated counterparties.

ANNUITY PRODUCTS: Estimated fair values of the Company's liabilities for future policy benefits for annuity products are based upon discounted cash flow calculations. Cash flows of future policy benefits are discounted using the market yield rate of the assets supporting these liabilities.

NOTE PAYABLE TO PARENT: Carrying value reported in the Company's historical cost basis balance sheet approximates estimated fair value for this instrument which is callable upon demand.

SEPARATE ACCOUNT LIABILITIES: Separate account liabilities are reported at full account value in the Company's historical cost balance sheet. Estimated fair values of separate account liabilities are based upon assumptions using an estimated long-term average market rate of return to discount future cash flows. The reduction in fair values for separate account liabilities reflects the present value of future revenues from product charges or surrender charges.


7.  INCOME TAXES

Prior to October 25, 1997, the Company and all of its subsidiaries filed a consolidated federal income tax return with Equitable. After October 24, 1997, the Company will file a consolidated federal income tax return with its wholly owned life insurance subsidiaries. Under the Internal Revenue Code, newly acquired insurance companies must file a separate return for five years. Under these arrangements, each company reports current income tax expense as allocated under the consolidated tax allocation agreement. Taxes payable (receivable) under this agreement was $(2,991,000) and $3,417,000 at December 31, 1997 and 1996, respectively. Generally, this allocation results in profitable companies recognizing a tax provision as if the individual company filed a separate return and loss companies recognizing benefits to the extent their losses contribute to reduce consolidated taxes. Deferred income taxes have been established by each member of the consolidated group based upon the temporary differences, the reversal of which will result in taxable or deductible amounts in future years when the related asset or liability is recovered or settled, within each entity.








Income tax expenses (credits) are included in the consolidated financial statements as follows:


                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          | (Dollars in thousands)
                                          |
Taxes provided in consolidated            |
 statements of income on:                 |
 Income before equity                     |
  income (loss):                          |
  Current                          $9,162 |     $35,637    $69,538    $46,168
  Deferred                          5,335 |       9,138        (52)     1,065
                              ____________| __________________________________
                                   14,497 |      44,775     69,486     47,233
 Equity income (loss):                    |
  Current                             (17)|         148        (99)       (43)
  Deferred                              9 |          43         52         52
                              ____________| __________________________________
                                       (8)|         191        (47)         9
                                          |
 Taxes provided in consolidated           |
  statements of changes in                |
  stockholder's equity on                 |
  unrealized gains and losses      29,238 |      41,392    (69,970)   113,503
                              ____________| __________________________________
                                  $43,727 |     $86,358      ($531)  $160,745
                              ================================================






















The effective tax rate on income before income taxes and equity income (loss) is different from the prevailing federal income tax rate as follows:



                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          | (Dollars in thousands)
                                          |
Income before income taxes                |
 and equity income (loss)         $30,393 |    $145,143   $198,894   $134,726
                              ============| ==================================
                                          |
Income tax at federal                     |
 statutory rate                   $10,638 |     $50,800    $69,613    $47,154
Compensatory stock option and             |
 restricted stock expense              -- |     (14,347)        --         --
Taxes provided for future                 |
 contingency                        2,000 |       5,000         --         --
Adjustment for prior years             -- |       3,369         --         --
Goodwill amortization               1,857 |          --         --         --
Tax effect (decrease) of                  |
 other items                            2 |         (47)      (127)        79
                              ____________| __________________________________
Income tax expense                $14,497 |     $44,775    $69,486    $47,233
                              ================================================

The Internal Revenue Service ("IRS") has examined Equitable's consolidated income tax returns through 1992. The 1993 consolidated income tax return was not examined by the IRS. The 1994, 1995 and 1996 consolidated income tax returns remain open to examination. Management believes amounts provided for income taxes are adequate to settle any adjustments raised by the IRS.


















The tax effect of temporary differences giving rise to the Company's deferred income tax liabilities at December 31, 1997 and 1996 is as follows:


                                                     POST-MERGER   PRE-MERGER
                                                     _________________________
December 31                                              1997    |       1996
_________________________________________________________________| ___________
(Dollars in thousands)                                           |
                                                                 |
Deferred tax assets:                                             |
 Future policy benefits                                 $240,634 |   $231,465
 Accrued investment income                                 4,215 |      1,624
 Accrued dividends                                         4,445 |      4,393
 Guaranty fund assessment accruals                        14,911 |     16,103
 Deferred policy acquisition costs                        28,956 |         --
 Other                                                    17,649 |      8,530
                                                     ____________| ___________
                                                         310,810 |    262,115
Deferred tax liabilities:                                        |
 Fixed maturity securities                              (118,149)|         --
 Net unrealized appreciation of available for                    |
  sale fixed maturity securities                         (29,269)|    (60,992)
 Deferred policy acquisition costs                            -- |   (221,889)
 Prepaid pension costs                                   (18,116)|    (12,441)
 Unamortized cost assigned to present value of                   |
  in force acquired                                     (112,590)|         --
 Equity securities                                        (9,138)|         --
 Net unrealized appreciation of equity securites                 |
  at fair value                                           (2,227)|         --
 Mortgage loans                                          (34,495)|         --
 Other                                                   (18,161)|     (9,994)
                                                     ____________| ___________
                                                        (342,145)|   (305,316)
                                                     ____________| ___________
Deferred income tax liability                           ($31,335)|   ($43,201)
                                                     =========================

Prior to 1984, a portion of the Company's current income was not subject to current income taxation, but was accumulated, for tax purposes, in a memorandum account designated as "policyholders' surplus account." The aggregate accumulation in this account at December 31, 1997 was $14,388,000. Should the policyholders' surplus account of the Company exceed the limitation prescribed by federal income tax law, or should distributions be made by the Company to the Parent in excess of $335,000,000, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes of $5,036,000 have not been provided on amounts included in this memorandum account since the Company contemplates no action and can foresee no events that would create such a tax.

Deferred income taxes (credits) were also reported on equity income during these periods. These taxes arise from the recognition of income and losses differently for purposes of filing federal income tax returns than for financial reporting purposes.



8.  EMPLOYEE STOCK COMPENSATION PLANS

Certain key employees of the Company participated in stock incentive plans sponsored by Equitable, which provided for the award of stock options or shares of stock of Equitable through three means: qualified incentive stock options (as defined in the Internal Revenue Code), non-qualified stock options and restricted shares. As a result of the merger with ING, these plans became fully vested, were terminated and fully settled as of the date of the merger. The Parent incurred all costs of the final settlement of such plans as of the merger date.

The incentive stock options were granted from 1983 to October 24, 1997 with option prices ranging from $3.50 to $55.38, which represent the market value at the date of grant. Options became exercisable over the five year period following the date of grant. Prior to the merger, 60,258 options were exercised under this plan with option prices ranging from $5.31 to $36.75 during 1997.

The non-qualified stock options were compensatory and required the accrual of compensation expense over the period of service from the date the options were granted until they became fully exercisable if market values exceeded the option price on the measurement date. No expense was recognized in 1997 and 1996. During the year ended December 31, 1995 compensation income of $4,000 was recognized related to these options.

The Company also awarded restricted common stock of Equitable to certain key employees. These shares were subject to forfeiture to Equitable should the individuals terminate their relationship with the Company for reasons other than death, permanent disability or change in Company control prior to full vesting. Shares granted to key employees generally vested over three to five years from the date of grant. As a result of the merger, all unvested shares became vested and were issued. The Company amortized as compensation expense the market value on date of grant of restricted stock using the straight-line method over the vesting periods. Compensation expense recognized during the period January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995 aggregated $2,002,000, $953,000 and $533,000, respectively. As a result of the merger, the Parent reimbursed the Company for the remaining unamortized restricted stock asset that vested at the merger date.

The Company also participated in a discretionary stock award plan under which employees and agents were awarded shares of Equitable's stock for superior performance. During the period January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, awards of 700, 620 and 1,370 shares of stock resulted in charges to income of $41,200, $22,000 and $42,000, respectively. This plan was also terminated as of the date of the merger.

Prior to the merger, the Company sponsored a long-term incentive compensation plan which allowed certain agents to earn units equal to shares of Equitable's common stock based on personal production and the maintenance of specific levels of assets under management. At December 31, 1996 the Company held 112,000 shares of common stock of Equitable, with a market value of $5,138,000 (cost - $618,000), to provide for projected distributions based on current performance levels, under this plan. Due to the merger, the plan was terminated and the Company did not hold any shares related to this plan at December 31, 1997. This program resulted in expense of $3,014,000, $1,195,000 and $736,000 in the years ended December 31, 1997, 1996 and 1995, respectively.


9.  RETIREMENT PLANS

DEFINED BENEFIT PLANS

Substantially all full-time employees of the Company are covered by a non-contributory self-insured defined benefit pension plan. The benefits are based on years of service and the employee's compensation during the last five years of employment. Further, the Parent sponsors a supplemental defined benefit plan to provide benefits in excess of amounts allowed pursuant to Internal Revenue Code Section 401(a)(17) and those allowed due to integration rules. The Company's funding policy with respect to the plan is consistent with the funding requirements of federal law and regulations.

The following table sets forth the plan's funded status and amounts recognized in the Company's consolidated balance sheet:


                                                      POST-MERGER   PRE-MERGER
                                                      ____________  ____________
                                                      December 31,| December 31,
                                                         1997     |     1996
                                                      ____________| ____________
                                                       (Dollars in thousands)
                                                                  |
Accumulated benefit obligation, including vested                  |
 benefits of $61,109 in 1997 and $56,470 in 1996         $62,037  |     $57,401
                                                      ============| ============
                                                                  |
Plan assets at fair value, primarily bonds, common                |
 stocks (including 173,932 shares of the ING                      |
 bearer receipts in 1997 and 400,000 of Equitable                 |
 shares in 1996), mortgage loans and short-term                   |
 investments                                            $122,344  |    $101,025
Projected benefit obligation for service rendered                 |
 to date                                                  69,563  |      64,454
                                                      ____________| ____________
Plan assets in excess of projected benefit                        |
 obligation                                               52,781  |      36,571
                                                                  |
Unrecognized net gain from past experience                        |
 different from that assumed and effects of changes               |
 in assumptions                                           (1,001) |        (899)
Prior service cost not yet recognized                         --  |         477
Unrecognized net liability at the transition                      |
 date, net of amortization                                    --  |          82
                                                      ____________| ____________
Prepaid pension cost                                     $51,780  |     $36,231
                                                      =========================









Net periodic pension benefit included the following components:


                              POST-MERGER             PRE-MERGER
                              ________________________________________________
                                For the   |   For the
                                 period   |    period
                              October 25, |  January 1,
                              1997 through| 1997 through      Year ended
                              December 31,| October 24,       December 31
                                  1997    |     1997        1996       1995
                              ____________| __________________________________
                                          | (Dollars in thousands)
                                          |
Actual return on plan assets       $2,799 |     $22,340    $11,801    $18,201
Service cost-benefits earned              |
 during the period                   (274)|      (1,379)    (1,402)    (1,052)
Interest cost on projected                |
 benefit obligation                  (831)|      (3,763)    (4,233)    (4,096)
Net amortization and deferral      (1,001)|     (15,942)    (3,619)    (9,979)
                              ____________| __________________________________
Net periodic pension benefit         $693 |      $1,256     $2,547     $3,074
                              ================================================

The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.25% and 5.0%, respectively, at December 31, 1997. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of the projected benefit obligation were 7.0% and 5.0% at December 31, 1996. The average expected long-term rate of return on plan assets was 9.0% in 1997 and 8.0% in 1996 and 1995.


POSTRETIREMENT BENEFIT PLANS

The Company sponsors plans that provide postretirement medical and group term life insurance benefits to full-time employees and agents who have worked for the Company for five years or had been hired, had attained age 50 and had a combined age and years of service of 60 or more before January 1, 1992. The medical plans are contributory, with retiree contributions adjusted annually, and contain other cost-sharing features such as deductibles and coinsurance. All payments of the liability for group-term life insurance are funded by the Company on a pay-as-you-go (cash) basis.














The Company has chosen not to fund any amounts in excess of current benefits. The following table sets forth the amounts recognized in the Company's consolidated balance sheet:


                                                          POST-MERGER
                                                _____________________________
                                                       December 31, 1997
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Accumulated postretirement benefit obligation:
 Retirees                                         $2,373    $1,708    $4,081
 Fully eligible active plan participants             130        97       227
 Other active plan participants                    1,046        59     1,105
                                                _____________________________
Accumulated postretirement benefit obligation
 in excess of plan assets                          3,549     1,864     5,413

Unrecognized net loss                                (91)       --       (91)
                                                _____________________________
Accrued postretirement benefit cost               $3,458    $1,864    $5,322
                                                =============================

                                                          PRE-MERGER
                                                _____________________________
                                                       December 31, 1996
                                                _____________________________
                                                            Life
                                                 Medical  Insurance
                                                  Plans     Plans     Total
                                                _____________________________
                                                    (Dollars in thousands)
Accumulated postretirement benefit obligation:
 Retirees                                         $3,978    $2,232    $6,210
 Fully eligible active plan participants           1,037       155     1,192
 Other active plan participants                    1,669        54     1,723
                                                _____________________________
Accumulated postretirement benefit obligation
 in excess of plan assets                          6,684     2,441     9,125

Prior service cost not yet recognized in net
 postretirement benefit cost                         327        75       402
Unrecognized net loss                               (226)     (335)     (561)
                                                _____________________________
Accrued postretirement benefit cost               $6,785    $2,181    $8,966
                                                =============================



Net periodic postretirement benefit costs include the following components:

                                                       POST-MERGER
                                           _________________________________
                                             For the period October 25, 1997
                                                         through
                                                    December 31, 1997
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                    $16          $1         $17
Interest cost                                    41          23          64
                                           _________________________________
Net periodic postretirement benefit cost        $57         $24         $81
                                           =================================

                                                       PRE-MERGER
                                           _________________________________
                                             For the period January 1, 1997
                                                         through
                                                     October 24, 1997
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                    $83          $8         $91
Interest cost                                   196         107         303
Net amortization of prior service cost         (184)        (11)       (195)
                                           _________________________________
Net periodic postretirement benefit cost        $95        $104        $199
                                           =================================


















                                                       PRE-MERGER
                                           _________________________________
                                                      For the year
                                                         ended
                                                   December 31, 1996
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                   $511         $12        $523
Interest cost                                   415         164         579
Net amortization of prior service cost          (33)         (8)        (41)
                                           _________________________________
Net periodic postretirement benefit cost       $893        $168      $1,061
                                           =================================

                                                       PRE-MERGER
                                           _________________________________
                                                      For the year
                                                         ended
                                                   December 31, 1995
                                           _________________________________
                                                         Life
                                            Medical    Insurance
                                             Plans       Plans       Total
                                           _________________________________
                                                  (Dollars in thousands)
Service cost                                   $250         $10        $260
Interest cost                                   409         153         562
Net amortization of prior service cost          (33)         (7)        (40)
                                           _________________________________
Net periodic postretirement benefit cost       $626        $156        $782
                                           =================================

The weighted-average annual assumed rate of increase in the per capita cost of health care benefits (i.e., health care cost trend rate) used in determining the actuarial present value of the accumulated postretirement benefit obligation was 10.8% at December 31, 1997 and 11.5% at December 31, 1996 for employees under 65 and 7.5% at December 31, 1997 and 8.0% at December 31, 1996 for employees over 65, with the rates for both groups to be graded down to 5.0% for 2008 and thereafter. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care trend rates by one percent would increase the accumulated postretirement benefit obligation as of December 31, 1997 by $349,000 and net periodic postretirement benefit costs for the year ended December 31, 1997 by $40,000. The discount rate used in determining the accumulated postretirement benefit obligation was 7.25% at December 31, 1997 and 7.0% at December 31, 1996.



OTHER BENEFIT PLANS

The Company also sponsors an unfunded deferred compensation plan providing benefits to certain former employees. The Company recognized benefits
(costs) of $(3,000), $27,000, $(10,000) and $20,000 for the periods October 25,
1997 through December 31, 1997, for January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively.

The Company sponsors pension plans for its employees which are qualified under Internal Revenue Code Section 401(k). Employees may contribute a portion of their annual salary, subject to limitation, to the plan. The Company contributes an additional amount, subject to limitation, based on the voluntary contribution of the employee. Company contributions charged to expense with respect to this plan during the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995 were $66,000, $337,000, $372,000 and
$292,000, respectively.

The Company has non-contributory defined contribution pension plans, tax qualified and non-qualified, for its agents. Combined contributions charged to expense under the career, general and corporate agent pension plans during the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995 amounted to $130,000, $1,059,000, $710,000 and $729,000, respectively.

Certain of the assets related to the plans discussed above are on deposit with the Company and amounts relating to these plans are included in these consolidated financial statements.


10.  COMMITMENTS AND CONTINGENCIES

REINSURANCE

In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance enterprises or reinsurers. Reinsurance coverages for life insurance vary according to the age and risk classification of the insured with retention limits ranging up to $500,000 of coverage per individual life. The Company does not use financial or surplus relief reinsurance. At December 31, 1997, life insurance in force ceded on a consolidated basis amounted to $1,569,159,000, or approximately 13.4% of total life insurance in force.

Reinsurance contracts do not relieve the Company of its obligations to its policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations, and payment of these obligations could result in losses to the Company. To limit the possibility of such losses, the Company evaluates the financial condition of its reinsurers, monitors concentrations of credit risk arising from factors such as similar geographic regions, and limits its exposure to any one reinsurer. At December 31, 1997 and 1996, the Company had reinsurance treaties with 14 reinsurers, all of which are deemed to be long-duration, retroactive contracts, and has established a receivable totaling $17,434,000 and $14,885,000, respectively, for reserve credits, reinsurance claims and other receivables from these reinsurers. No allowance for uncollectible amounts has been established since none of the receivables are deemed to be uncollectible. The Company's liability for future policy benefits and notes and other receivables has been increased by $15,919,000 at December 31, 1997 ($14,265,000 in 1996) for reserve credits on reinsured policies. This "gross-up" of assets and liabilities for reserve credits on reinsurance had no impact on the Company's net income. Insurance premiums and product charges have been reduced by $1,921,000, $5,685,000, $6,850,000 and $6,271,000 and insurance benefits have been reduced by $1,004,000, $4,131,000, $5,916,000 and $8,281,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively, as a result of the cession agreements. The amount of reinsurance assumed is not significant.

GUARANTY FUND ASSESSMENTS

Assessments are levied on the Company by life and health guaranty associations in most states in which the Company is licensed to cover losses of policyholders of insolvent or rehabilitated insurers. In some states, these assessments can be partially recovered through a reduction in future premium taxes. The Company cannot predict whether and to what extent legislative initiatives may affect the right to offset. Based upon information currently available from the National Organization of Life and Health Guaranty Association (NOLHGA), the Company believes that it is probable these insolvencies will result in future assessments which could be material to the Company's financial statements if the Company's reserve is not sufficient. The Company regularly reviews its reserve for these insolvencies and updates its reserve based upon the Company's interpretation of information from the NOLGHA annual report. The associated cost for a particular insurance company can vary significantly based upon its premium volume by line of business and state premium levels as well as its potential for premium tax offset. Accordingly, the Company accrued and charged to expense an additional $36,492,000 for the year ended December 31, 1995. At December 31, 1997, the Company has an undiscounted reserve of $42,563,000 to cover estimated future assessments (net of related anticipated premium tax credits) and has established an asset totaling $16,761,000 for assessments paid which may be recoverable through future premium tax offsets. The Company believes this reserve is sufficient to cover expected future guaranty fund assessments, based upon previous premiums, and known insolvencies at this time.

LITIGATION

USG, a wholly owned subsidiary of the Company, is a defendant in a class action complaint filed in the state circuit court of Kentucky in September 1997. The suit claims unspecified damages in injunctive relief as a result of alleged improper actions related to the interest rate adjustment provisions of USG's fixed annuity contracts. The Company believes the allegations are without merit. The original plaintiff putative class representative has been joined by an additional named plaintiff who claims to also be a class representative. The suit is in the early procedural stage. The Company intends to defend the suit vigorously, including vigorously contesting its class action status. The amount of any liability which may arise as a result of this suit, if any, cannot be reasonably estimated and no provision for loss has been made in the accompanying financial statements.

The Company and certain of its subsidiaries are defendants in class action lawsuits filed in the United States District Court for the Middle District of Florida, Tampa Division in February 1996 ("Florida action") and in the Superior Court of the State of Arizona in and for Pima County ("Arizona action"). These suits claim unspecified damages as a result of alleged improper life insurance sales practices. The Company denies the allegations in these class action lawsuits, but entered into a settlement to limit additional expense and burden on its operations. The settlement has been approved by the federal court in the Florida action and by the Arizona court in the Arizona action.

In the second quarter of 1997, the Company established a reserve and accrued a pre-tax expense of approximately $20.5 million for policy liabilities and administrative and other costs anticipated with the settlement. At December 31, 1997, the reserve was $18.9 million. Owners of approximately 130,000 universal and whole life insurance policies issued by the Company from 1984 through 1996 may be eligible to receive the following benefits provided by the settlement: 1) one time enhancement to the interest component of the policy; 2) one time enhancement to the dividend component of the policy; 3) optional premium loans that would allow policyholders to borrow at reduced rates; 4) enhanced value deferred annuities to holders of affected policies;
5) enhanced value immediate annuities to affected policyholders; and 6) enhanced value life policies to affected policyholders. In addition, the proposed settlement provides Individual Claim-Review Relief (an arbitration-type process) for policyholders who believe they may have been misled or otherwise harmed in connection with their policies.

In the ordinary course of business, the Company and its subsidiaries are also engaged in certain other litigation, none of which management believes is material.

VULNERABILITY FROM CONCENTRATIONS

The Company has various concentrations in its investment portfolio (see Note 3 for further information). The Company's asset growth, net investment income and cash flow are primarily generated from the sale of individual fixed annuity policies, variable products and associated future policy benefits and separate account liabilities. Substantial changes in tax laws that would make these products less attractive to consumers, extreme fluctuations in interest rates or stock market returns which may result in higher lapse experience than assumed, could cause a severe impact to the Company's financial condition. The Company has purchased interest rate caps and swaptions for its hedging program (see Note 4) to mitigate the financial statement impact of significant increases in interest rates.

LEASES AND OTHER COMMITMENTS

The Company leases its home office space and certain other equipment under operating leases which expire through 2017. For the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, rent expense totaled $1,063,000, $3,015,000, $2,570,000 and $2,001,000, respectively. At
December 31, 1997, minimum rental payments due under all non-cancelable operating leases with initial terms of one year or more are: 1998 - $5,713,000; 1999 - $4,440,000; 2000 - $3,876,000; 2001 - $2,852,000; 2002 -
$2,645,000; and thereafter - $38,428,000.

At December 31, 1997, outstanding commitments to fund mortgage loans on real estate and equity investments totaled $8,550,000 and $7,689,000, respectively.

YEAR 2000 (UNAUDITED): Based on a study of its computer software and hardware, EIC, the Company's parent, has determined the Company's exposure to the Year 2000 change of the century date issue. EIC has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1997 to modify its systems. This project is expected to be substantially completed by the second quarter of 1999. The projected cost of the Year 2000 project is approximately $4,000,000 to $6,000,000. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company incurred costs of $275,000 and $752,000, respectively, for the Year 2000 project. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on operations.

To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.

11.  RELATED PARTY TRANSACTIONS

SERVICE AGREEMENTS: The Company purchases investment management services from an affiliate. Payments for these services aggregated $4,236,000, $19,783,000, $9,257,000 and $8,143,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively.

Golden American provides certain advisory, computer and other resources and services to the Company. The Company incurred general expenses for these services which totaled $1,338,000 and $2,992,000 for the periods October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, respectively. No services were provided by Golden American in 1996.

The Company has a service agreement with Golden American and its subsidiary in which the Company provides administrative and financial related services. For the period October 25, 1997 through December 31, 1997 and January 1, 1997 through October 24, 1997, the Company had revenues of $13,000 and $16,000, respectively, which reduced general expenses as a result of this agreement.

GUARANTY AGREEMENT: The Company has a guaranty agreement with Golden American. In consideration of an annual fee, payable June 30, the Company guarantees to Golden American that it will make funds available, if needed, to Golden American to pay the contractual claims made under the provisions of Golden American's life insurance and annuity contracts. The agreement is not, and nothing contained therein or done pursuant thereto by the Company shall be deemed to constitute, a direct or indirect guaranty by the Company of the payment of any debt or other obligation, indebtedness or liability, of any kind or character whatsoever, of Golden American. The agreement does not guarantee the value of the underlying assets held in separate accounts in which funds of variable life insurance and variable annuity policies have been invested. The calculation of the annual fee is based on risk based capital. As Golden American's risk based capital level was above required amounts, no annual fee was paid in 1997.

LINE OF CREDIT: The Company maintained a line of credit agreement with Equitable to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under the agreement which expired on December 31, 1997, the Company could borrow up to $130,000,000. Interest on any outstanding borrowings was charged at a rate of Equitable's monthly average aggregate cost of short-term funds plus 1.00%. Under this agreement, the Company incurred interest expense on the note totaling $150,000, $1,880,000 and $2,527,000 for the period January 1, 1997 through October 24, 1997 and for the years ended December 31, 1996 and 1995, respectively. At December 31, 1997, no amounts were outstanding under the line of credit.

PROMISSORY NOTE: On April 15, 1997, the Company issued a promissory note in the amount of $50,000,000 to Equitable. Interest is charged at an annual rate of 8.75%. The Company incurred interest totaling $724,000 and $2,364,000 for the periods October 25, 1997 through December 31, 1997 and April 15, 1997 through October 24, 1997.

RECIPROCAL LOAN AGREEMENTS: The Company and USG (collectively "the parties"), maintain reciprocal loan agreements with ING America Insurance Holdings, Inc. ("ING America"), a Delaware corporation and affiliate of EIC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective January 1, 1998 and expires December 31, 2007, for the Company (January 1, 1998 and December 31, 1998, respectively, for USG), the parties and ING America can borrow up to $130,000,000 from one another. Interest on any of the parties' borrowings is charged at the rate of ING America's cost of funds for the interest period plus 0.15%. Interest on any ING America borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar arrangement.














































                    Equitable Life Insurance Company of Iowa
                                  SCHEDULE I
                            SUMMARY OF INVESTMENTS
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                             (Dollars in thousands)

                                                                       Balance
                                                                         Sheet
December 31, 1997                           Cost 1       Value          Amount
_______________________________________________________________________________
TYPE OF INVESTMENT
Fixed maturities, available for sale:
 Bonds:
  United States government and govern-
   mental agencies and authorities          $249,174     $250,259     $250,259
  States, municipalities and
   political subdivisions                     16,095       16,113       16,113
  Foreign governments                         13,738       14,266       14,266
  Public utilities                         1,183,863    1,201,933    1,201,933
  Investment grade corporate               3,290,428    3,333,507    3,333,507
  Below investment grade corporate           802,539      805,035      805,035
  Mortgage-backed securities               2,541,194    2,559,542    2,559,542
  Redeemable preferred stocks                    382          382          382
                                         ______________________________________
Total fixed maturities, available
  for sale                                 8,097,413    8,181,037    8,181,037

Equity securities:
 Common stocks:
  Affiliates                                   4,159        3,982        3,982
  Industrial, miscellaneous and
   all other                                  57,172       63,712       63,712
                                         ______________________________________
Total equity securities                       61,331       67,694       67,694

Mortgage loans on real estate              2,087,057                 2,087,057
Real estate:
 Investment properties                         6,179                     6,179
 Acquired in satisfaction of debt             10,240                    10,240
                                         ____________              ____________
Total real estate                             16,419                    16,419

Policy loans                                 191,375                   191,375
Short-term investments                        86,185                    86,185
                                         ____________              ____________
Total investments                        $10,539,780               $10,629,767
                                         ============              ============

Note 1: Cost is defined as original cost for stocks and other invested assets, amortized cost for bonds and unpaid principal loans on real estate, adjusted for amortization of premiums, accrual of discounts and cost less allowances for depreciation for real estate.





                    Equitable Life Insurance Company of Iowa
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                             (Dollars in thousands)

           Column              Column     Column     Column   Column   Column
             A                   B           C         D        E         F
_______________________________________________________________________________
                                            Future
                                            Policy             Other
                                   De-   Benefits,            Policy
                                ferred     Losses,            Claims    Insur-
                                Policy      Claims      Un-      and      ance
                                Acqui-         and   earned    Bene-  Premiums
                                sition        Loss  Revenue     fits       and
Segment                          Costs    Expenses  Reserve  Payable   Charges
_______________________________________________________________________________
                                                  POST-MERGER
_______________________________________________________________________________
Period October 25, 1997 through
 December 31, 1997:
  Life insurance               $27,592  $9,880,778  $15,996  $11,720   $20,520

                                                  PRE-MERGER
_______________________________________________________________________________
Period January 1, 1997 through
 October 24, 1997:
  Life insurance                   N/A         N/A      N/A      N/A   102,509

Year ended December 31, 1996:
  Life insurance               721,690   9,102,184   18,398    7,481   102,204

Year ended December 31, 1995:
  Life insurance               554,179   8,218,604   14,326    8,980    94,891























                    Equitable Life Insurance Company of Iowa
                                 SCHEDULE III
                      SUPPLEMENTARY INSURANCE INFORMATION
                                 (Continued)
                             (Dollars in thousands)

           Column              Column     Column     Column   Column   Column
             A                   G           H         I        J         K
_______________________________________________________________________________

                                                    Amorti-
                                          Benefits   zation
                                           Claims,       of
                                            Losses Deferred
                                   Net         and   Policy    Other
                               Invest-     Settle-   Acqui-   Opera-
                                  ment        ment   sition     ting  Premiums
Segment                         Income    Expenses    Costs Expenses   Written
_______________________________________________________________________________
                                                  POST-MERGER
_______________________________________________________________________________
Period October 25, 1997 through
 December 31, 1997:
  Life insurance              $120,466     $95,359   $1,823  $16,860        --

                                                  PRE-MERGER
_______________________________________________________________________________
Period January 1, 1997 through
 October 24, 1997:
  Life insurance               624,122     455,794   81,119   61,267        --

Year ended December 31, 1996:
  Life insurance               705,074     513,876   79,306   30,264        --

Year ended December 31, 1995:
  Life insurance               638,056     487,031   72,537   54,504        --





















                    Equitable Life Insurance Company of Iowa
                                 SCHEDULE IV
                                 REINSURANCE
                            (Dollars in thousands)

Column A                 Column B    Column C  Column D     Column E   Column F
________________________________________________________________________________
                                                                      Percentage
                                     Ceded to     Assumed              of Amount
                            Gross       Other  from Other        Net     Assumed
                           Amount   Companies   Companies     Amount      to Net
________________________________________________________________________________
Year ended December 31, 1997:
  Life insurance in
    force             $11,684,447  $1,569,159        --  $10,115,288         --
                      ==========================================================
Period October 25, 1997
 through December 31, 1997:
  Insurance premiums
    and charges            22,432       1,921        $9       20,520         --
                      ==========================================================
Period January 1, 1997
 through October 24, 1997:
  Insurance premiums
    and charges           108,142       5,685        52      102,509         --
                      ==========================================================
Year ended December 31, 1996:
  Life insurance in
    force              11,507,009   1,482,900        --   10,024,109         --
                      ==========================================================
  Insurance premiums
    and charges           109,015       6,850        39      102,204         --
                      ==========================================================
Year ended December 31, 1995:
  Life insurance in
    force              10,927,445   1,459,523        --    9,467,922         --
                      ==========================================================
  Insurance premiums
    and charges           101,095       6,271        67       94,891         --
                      ==========================================================











                            Financial Statements

                  Equitable Life Insurance Company of Iowa
                             Separate Account A

                   Years ended December 31, 1997 and 1996
                     with Report of Independent Auditors














































                  Equitable Life Insurance Company of Iowa
                             Separate Account A

                            Financial Statements


                   Years ended December 31, 1997 and 1996






                                  CONTENTS

Report of Independent Auditors

Audited Financial Statements

Statement of Net Assets
Statement of Operations
Statements of Changes in Net Assets
Notes to Financial Statements





































                       Report of Independent Auditors




The Board of Directors
Equitable Life Insurance Company of Iowa


We have audited the accompanying statement of net assets of Equitable Life Insurance Company of Iowa Separate Account A as of December 31, 1997, and the related statements of operations for the year then ended and the changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Separate Account A at December 31, 1997, and the results of its operations for the year then ended and the changes in its net assets for each of the two years in the period then ended in conformity with generally accepted accounting principles.

                                          /S/ Ernst & Young LLP

Des Moines, Iowa
February 12, 1998





















                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997

                                                                    Advantage
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)                          $17,828,042
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)





See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Advantage
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $17,828,042
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,505,743
Unit Value                                                               11.84
                                                                   ____________
Net Assets                                                         $17,828,042
                                                                   ============























See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)                          $11,904,652
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Inter-
                                                                     national
                                                                      Fixed
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $11,904,652
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,003,152
Unit Value                                                               11.87
                                                                   ____________
Net Assets                                                         $11,904,652
                                                                   ============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)                         $35,584,814
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)



See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $35,584,814
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                3,178,723
Unit Value                                                               11.19
                                                                   ____________
Net Assets                                                         $35,584,814
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)                          $17,673,788
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $17,673,788
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,427,178
Unit Value                                                               12.38
                                                                   ____________
Net Assets                                                         $17,673,788
                                                                   ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)                          $89,356,864
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)




See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $89,356,864
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                4,824,991
Unit Value                                                               18.52
                                                                   ____________
Net Assets                                                         $89,356,864
                                                                   ============























See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Research
                                                                    Account
                                                                 ______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)                       $204,520,177
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.


                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Research
                                                                    Account
                                                                 ______________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                 ______________
TOTAL NET ASSETS (cost - $947,980,910)                            $204,520,177
                                                                 ==============

NET ASSETS REPRESENTED BY:

Units                                                               10,840,733
Unit Value                                                               18.87
                                                                 ______________
Net Assets                                                        $204,520,177
                                                                 ==============























See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Total
                                                                     Return
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)                        $148,851,655
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)



See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Total
                                                                     Return
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  _____________
TOTAL NET ASSETS (cost - $947,980,910)                            $148,851,655
                                                                  =============

NET ASSETS REPRESENTED BY:

Units                                                                9,244,077
Unit Value                                                               16.10
                                                                  _____________
Net Assets                                                        $148,851,655
                                                                  =============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Growth &
                                                                     Income
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)                         $87,808,343
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Growth &
                                                                     Income
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  ____________
TOTAL NET ASSETS (cost - $947,980,910)                            $87,808,343
                                                                  ============

NET ASSETS REPRESENTED BY:

Units                                                               5,699,245
Unit Value                                                              15.41
                                                                  ____________
Net Assets                                                        $87,808,343
                                                                  ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Value +
                                                                     Growth
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)                         $56,373,954
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                    Value +
                                                                     Growth
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  ____________
TOTAL NET ASSETS (cost - $947,980,910)                            $56,373,954
                                                                  ============

NET ASSETS REPRESENTED BY:

Units                                                               4,326,368
Unit Value                                                              13.03
                                                                  ____________
Net Assets                                                        $56,373,954
                                                                  ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)                         $38,713,392
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                     Inter-
                                                                    national
                                                                     Equity
                                                                    Account
                                                                  ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  ____________
TOTAL NET ASSETS (cost - $947,980,910)                            $38,713,392
                                                                  ============

NET ASSETS REPRESENTED BY:

Units                                                               3,908,832
Unit Value                                                               9.90
                                                                  ____________
Net Assets                                                        $38,713,392
                                                                  ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Fully
                                                                     Managed
                                                                     Account
                                                                   ___________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)                             $8,456,130
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Fully
                                                                     Managed
                                                                     Account
                                                                   ___________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ___________
TOTAL NET ASSETS (cost - $947,980,910)                             $8,456,130
                                                                   ===========

NET ASSETS REPRESENTED BY:

Units                                                                 430,012
Unit Value                                                              19.66
                                                                   ___________
Net Assets                                                         $8,456,130
                                                                   ===========






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Rising
                                                                    Dividends
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)                          $31,374,717
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Rising
                                                                    Dividends
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $31,374,717
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,561,703
Unit Value                                                               20.09
                                                                   ____________
Net Assets                                                         $31,374,717
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Small
                                                                       Cap
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)                            $11,401,411
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Small
                                                                       Cap
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $11,401,411
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                  885,024
Unit Value                                                               12.88
                                                                   ____________
Net Assets                                                         $11,401,411
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)                          $74,829,676
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS

 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $74,829,676
                                                                   ============


NET ASSETS REPRESENTED BY:

Units                                                                4,211,810
Unit Value                                                               17.77
                                                                   ____________
Net Assets                                                         $74,829,676
                                                                   ============


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                     Barney
                                                                  International
                                                                     Equity
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)                          $23,573,048
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                     Barney
                                                                  International
                                                                     Equity
                                                                     Account
                                                                  _____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                  _____________
TOTAL NET ASSETS (cost - $947,980,910)                             $23,573,048
                                                                  =============

NET ASSETS REPRESENTED BY:

Units                                                                1,734,132
Unit Value                                                               13.59
                                                                  _____________
Net Assets                                                         $23,573,048
                                                                  =============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)                          $21,190,553
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $21,190,553
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,544,897
Unit Value                                                               13.72
                                                                   ____________
Net Assets                                                         $21,190,553
                                                                   ============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)                         $12,538,824
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)

See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $12,538,824
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,142,815
Unit Value                                                               10.97
                                                                   ____________
Net Assets                                                         $12,538,824
                                                                   ============




















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)


                                                                   Appreciation
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)                          $30,520,554


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)


                                                                   Appreciation
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $30,520,554
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                2,177,729
Unit Value                                                               14.01
                                                                   ____________
Net Assets                                                         $30,520,554
                                                                   ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)                          $20,287,782
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $20,287,782
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                1,866,333
Unit Value                                                               10.87
                                                                   ____________
Net Assets                                                         $20,287,782
                                                                   ============





















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Growth
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)                          $30,576,929
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $30,576,929
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                2,767,613
Unit Value                                                               11.05
                                                                   ____________
Net Assets                                                         $30,576,929
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                     Balanced
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                     Balanced
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)                          $29,506,512
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                             $29,506,512
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                2,668,341
Unit Value                                                               11.06
                                                                   ____________
Net Assets                                                         $29,506,512
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                   Conservative
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                   Conservative
                                                                     Account
                                                                   ____________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)                              $7,429,120
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)
                                                                   ____________
TOTAL NET ASSETS (cost - $947,980,910)                              $7,429,120
                                                                   ============

NET ASSETS REPRESENTED BY:

Units                                                                  671,234
Unit Value                                                               11.07
                                                                   ____________
Net Assets                                                          $7,429,120
                                                                   ============






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Income
                                                                      Account
                                                                    ___________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)
   Small Cap Series,
    860,484 shares (cost - $10,749,103)
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)


See accompanying notes.

                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                      Select
                                                                      Income
                                                                      Account
                                                                    ___________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)                              $2,766,373
                                                                    ___________
TOTAL NET ASSETS (cost - $947,980,910)                              $2,766,373
                                                                    ===========

NET ASSETS REPRESENTED BY:

Units                                                                  250,841
Unit Value                                                               11.03
                                                                    ___________
Net Assets                                                          $2,766,373
                                                                    ===========






















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                   Combined
                                                                _______________
ASSETS
 Investments at net asset value:
  Equi-Select Series Trust:
   Advantage Portfolio,
    1,694,430 shares (cost - $18,108,961)                          $17,828,042
   International Fixed Income Portfolio,
    1,144,498 shares (cost - $12,724,228)                           11,904,652
   Money Market Portfolio,
    35,584,814 shares (cost - $35,584,814)                          35,584,814
   Mortgage-Backed Securities Portfolio,
    1,617,870 shares (cost - $17,616,297)                           17,673,788
   OTC Portfolio,
    5,648,116 shares (cost - $83,367,263)                           89,356,864
   Research Portfolio,
    11,398,759 shares (cost - $184,647,089)                        204,520,177
   Total Return Portfolio,
    9,691,999 shares (cost - $131,573,390)                         148,851,655
   Growth & Income Portfolio,
    6,070,023 shares (cost - $80,996,144)                           87,808,343
   Value + Growth Portfolio,
    4,265,584 shares (cost - $55,051,249)                           56,373,954
  Warburg Pincus Trust:
   International Equity Portfolio,
    3,690,504 shares (cost - $43,663,623)                           38,713,392
  The GCG Trust:
   Fully Managed Series,
    537,580 shares (cost - $8,575,226)                               8,456,130
   Rising Dividends Series,
    1,565,605 shares (cost - $29,772,355)                           31,374,717
   Small Cap Series,
    860,484 shares (cost - $10,749,103)                             11,401,411
  Travelers Series Fund, Inc.:
   Smith Barney Income and Growth Portfolio,
    3,923,947 shares (cost - $63,259,789)                           74,829,676
   Smith Barney International Equity Portfolio,
    1,827,368 shares (cost - $22,969,530)                           23,573,048
   Smith Barney High Income Portfolio,
    1,571,999 shares (cost - $19,290,483)                           21,190,553
   Smith Barney Money Market Portfolio,
    12,538,824 shares (cost - $12,538,824)                          12,538,824
  Greenwich Street Series Fund:
   Appreciation Portfolio,
    1,629,501 shares (cost - $29,402,696)                           30,520,554


See accompanying notes.



                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF NET ASSETS
                               December 31, 1997
                                  (Continued)

                                                                   Combined
                                                                _______________
ASSETS
 Investments at net asset value:
  Smith Barney Concert Allocation Series, Inc.:
   Select High Growth Portfolio,
    1,842,669 shares (cost - $20,177,874)                           20,287,782
   Select Growth Portfolio,
    2,732,523 shares (cost - $29,674,589)                           30,576,929
   Select Balanced Portfolio,
    2,634,510 shares (cost - $28,388,533)                           29,506,512
   Select Conservative Portfolio,
    662,723 shares (cost - $7,183,159)                               7,429,120
   Select Income Portfolio,
    247,661 shares (cost - $2,665,691)                               2,766,373
                                                                _______________
TOTAL NET ASSETS (cost - $947,980,910)                          $1,013,067,310
                                                                ===============
































See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted

                                                      International
                                                         Fixed        Money
                                          Advantage      Income       Market
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                 $782,675     $542,440   $1,632,508
  Capital gains distributions                     --       54,527           --
                                         ______________________________________
 Total investment income                     782,675      596,967    1,632,508

 Expenses:
  Annual contract charges                      7,758        6,435        6,084
  Transfer charges                               138           --        6,410
  Administrative charges                       1,932        1,066        2,638
  Mortality and expense risk charges         242,386      142,095      454,136
                                         ______________________________________
 Net investment income (loss)                530,461      447,371    1,163,240

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     256,338      124,849           --
 Net unrealized appreciation
  (depreciation) of investments              (68,673)    (614,411)          --
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $718,126     ($42,191)  $1,163,240
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                          Mortgage-
                                            Backed
                                          Securities      OTC        Research
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                 $782,654   $3,725,445   $2,126,136
  Capital gains distributions                     --       39,178    4,275,288
                                         ______________________________________
 Total investment income                     782,654    3,764,623    6,401,424

 Expenses:
  Annual contract charges                      8,137       48,350       83,047
  Transfer charges                                (7)         852          796
  Administrative charges                       1,420        5,537       10,322
  Mortality and expense risk charges         191,871      918,764    1,962,985
                                         ______________________________________
 Net investment income (loss)                581,233    2,791,120    4,344,274

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     (49,663)   3,085,650    3,990,034
 Net unrealized appreciation
  (depreciation) of investments              372,723    4,758,266   12,924,937
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $904,293  $10,635,036  $21,259,245
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                            Total       Growth &     Value +
                                            Return       Income       Growth
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                               $3,515,543   $7,042,003      $13,977
  Capital gains distributions              1,453,371       13,264           --
                                         ______________________________________
 Total investment income                   4,968,914    7,055,267       13,977

 Expenses:
  Annual contract charges                     62,200       27,213       16,215
  Transfer charges                                36          167          142
  Administrative charges                       7,854        3,887        1,957
  Mortality and expense risk charges       1,420,362      810,049      502,582
                                         ______________________________________
 Net investment income (loss)              3,478,462    6,213,951     (506,919)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     637,746    1,221,709    1,030,463
 Net unrealized appreciation
  (depreciation) of investments           13,098,517    4,340,296      347,125
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                $17,214,725  $11,775,956     $870,669
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                         International   Fully        Rising
                                            Equity      Managed     Dividends
                                           Account     Account(a)   Account(b)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                               $1,263,347     $250,821     $191,362
  Capital gains distributions              1,202,927      366,432      515,186
                                         ______________________________________
 Total investment income                   2,466,274      617,253      706,548

 Expenses:
  Annual contract charges                     20,536          321        2,238
  Transfer charges                               251           12          761
  Administrative charges                       2,780           --           --
  Mortality and expense risk charges         461,343       49,420      169,295
                                         ______________________________________
 Net investment income (loss)              1,981,364      567,500      534,254

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     175,065       13,366      689,163
 Net unrealized appreciation
  (depreciation) of investments           (5,059,005)    (119,096)   1,602,362
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                ($2,902,576)    $461,770   $2,825,779
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                                     Smith Barney Smith Barney
                                                      Income and  International
                                         Small Cap      Growth       Equity
                                         Account(a)    Account       Account
                                        _______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                      --           --            --
  Capital gains distributions                    --           --            --
                                        _______________________________________
 Total investment income                         --           --            --

 Expenses:
  Annual contract charges                      $570      $19,604        $9,423
  Transfer charges                               45           --            --
  Administrative charges                         --        3,044         1,449
  Mortality and expense risk charges         71,459      645,047       252,207
                                        _______________________________________
 Net investment income (loss)               (72,074)    (667,695)     (263,079)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments    250,413      173,271        62,891
 Net unrealized appreciation
  (depreciation) of investments             652,308    9,763,541      (159,210)
                                        _______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                  $830,647   $9,269,117     ($359,398)
                                        =======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                                      Smith Barney
                                         Smith Barney    Money
                                         High Income     Market    Appreciation
                                           Account      Account      Account
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --     $416,443     $355,211
  Capital gains distributions                     --           --    1,549,430
                                         ______________________________________
 Total investment income                          --      416,443    1,904,641

 Expenses:
  Annual contract charges                     $5,629        1,040        5,977
  Transfer charges                                --           --           --
  Administrative charges                       1,108          498          792
  Mortality and expense risk charges         206,204      120,594      214,970
                                         ______________________________________
 Net investment income (loss)               (212,941)     294,311    1,682,902

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments     109,408           --        7,316
 Net unrealized appreciation
  (depreciation) of investments            1,805,213           --    1,159,392
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                 $1,701,680     $294,311   $2,849,610
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                         Select High     Select       Select
                                            Growth       Growth      Balanced
                                          Account(c)   Account(d)   Account(c)
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --           --           --
  Capital gains distributions                     --           --           --
                                         ______________________________________
 Total investment income                          --           --           --

 Expenses:
  Annual contract charges                       $168         $136         $188
  Transfer charges                                --           --           --
  Administrative charges                          --           --           --
  Mortality and expense risk charges          96,196      142,411      150,373
                                         ______________________________________
 Net investment income (loss)                (96,364)    (142,547)    (150,561)

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments      36,105        3,569        3,850
 Net unrealized appreciation
  (depreciation) of investments              109,908      902,340    1,117,979
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                    $49,649     $763,362     $971,268
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                            STATEMENT OF OPERATIONS
                 For the year December 31, 1997, Except as Noted
                                  (Continued)

                                            Select       Select
                                         Conservative    Income
                                          Account(f)   Account(e)    Combined
                                         ______________________________________
INVESTMENT INCOME (LOSS)
 Income:
  Dividends                                       --           --  $22,640,565
  Capital gains distributions                     --           --    9,469,603
                                         ______________________________________
 Total investment income                          --           --   32,110,168

 Expenses:
  Annual contract charges                        $20          $15      331,304
  Transfer charges                                --           --        9,603
  Administrative charges                          --           --       46,284
  Mortality and expense risk charges          34,177       14,489    9,273,415
                                         ______________________________________
 Net investment income (loss)                (34,197)     (14,504)  22,449,562

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
 Net realized gain (loss) on investments      21,770       19,963   11,863,276
 Net unrealized appreciation
  (depreciation) of investments              245,961      100,682   47,281,155
                                         ______________________________________
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                   $233,534     $106,141  $81,593,993
                                         ======================================

(a) Commencement of Operations, February 5, 1997
(b) Commencement of Operations, February 10, 1997
(c) Commencement of Operations, February 21, 1997
(d) Commencement of Operations, March 6, 1997
(e) Commencement of Operations, March 19, 1997
(f) Commencement of Operations, March 26, 1997














See accompanying notes.


                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted

                                                                    Advantage
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $3,744,237

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         422,472
  Net realized gain (loss) on investments                               57,513
  Net unrealized appreciation (depreciation) of investments           (111,913)
                                                                   ____________
  Net increase in net assets resulting from operations                 368,072

 Changes from principal transactions:
  Purchase payments                                                  7,649,569
  Contract distributions and terminations                             (381,407)
  Transfer payments from (to) other Accounts and Fixed Account       3,638,478
                                                                   ____________
  Increase in net assets derived from principal transactions        10,906,640
                                                                   ____________
  Total increase                                                    11,274,712
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     15,018,949





























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Advantage
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $530,461
  Net realized gain (loss) on investments                              256,338
  Net unrealized appreciation (depreciation) of investments            (68,673)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      718,126

 Changes from principal transactions:
  Purchase payments                                                  8,221,506
  Contract distributions and terminations                           (1,615,795)
  Transfer payments from (to) other Accounts and Fixed Account      (4,514,744)
                                                                   ____________
  Increase in net assets derived from principal transactions         2,090,967
                                                                   ____________
  Total increase                                                     2,809,093
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $17,828,042
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Fixed
                                                                    Income
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                      $3,599,567

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        455,330
  Net realized gain (loss) on investments                              48,607
  Net unrealized appreciation (depreciation) of investments          (239,063)
                                                                 _____________
  Net increase in net assets resulting from operations                264,874

 Changes from principal transactions:
  Purchase payments                                                 2,509,049
  Contract distributions and terminations                            (213,335)
  Transfer payments from (to) other Accounts and Fixed Account      2,279,493
                                                                 _____________
  Increase in net assets derived from principal transactions        4,575,207
                                                                 _____________
  Total increase                                                    4,840,081
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                     8,439,648


























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Fixed
                                                                    Income
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $447,371
  Net realized gain (loss) on investments                             124,849
  Net unrealized appreciation (depreciation) of investments          (614,411)
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations     (42,191)

 Changes from principal transactions:
  Purchase payments                                                 2,503,059
  Contract distributions and terminations                            (603,475)
  Transfer payments from (to) other Accounts and Fixed Account      1,607,611
                                                                 _____________
  Increase in net assets derived from principal transactions        3,507,195
                                                                 _____________
  Total increase                                                    3,465,004
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                   $11,904,652
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997
















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Money
                                                                     Market
                                                                     Account
                                                                  _____________
NET ASSETS AT JANUARY 1, 1996                                       $5,732,221

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         430,243
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                  _____________
  Net increase in net assets resulting from operations                 430,243

 Changes from principal transactions:
  Purchase payments                                                 97,297,490
  Contract distributions and terminations                             (409,078)
  Transfer payments from (to) other Accounts and Fixed Account     (83,912,504)
                                                                  _____________
  Increase in net assets derived from principal transactions        12,975,908
                                                                  _____________
  Total increase                                                    13,406,151
                                                                  _____________
NET ASSETS AT DECEMBER 31, 1996                                     19,138,372



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Money
                                                                     Market
                                                                     Account
                                                                  _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $1,163,240
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                  _____________
  Net increase (decrease) in net assets resulting from operations    1,163,240

 Changes from principal transactions:
  Purchase payments                                                180,384,044
  Contract distributions and terminations                           (3,652,032)
  Transfer payments from (to) other Accounts and Fixed Account    (161,448,810)
                                                                  _____________
  Increase in net assets derived from principal transactions        15,283,202
                                                                  _____________
  Total increase                                                    16,446,442
                                                                  _____________
NET ASSETS AT DECEMBER 31, 1997                                    $35,584,814
                                                                  =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $4,339,520

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         462,928
  Net realized gain (loss) on investments                                3,182
  Net unrealized appreciation (depreciation) of investments           (236,988)
                                                                   ____________
  Net increase in net assets resulting from operations                 229,122

 Changes from principal transactions:
  Purchase payments                                                  3,866,835
  Contract distributions and terminations                             (272,503)
  Transfer payments from (to) other Accounts and Fixed Account       2,670,273
                                                                   ____________
  Increase in net assets derived from principal transactions         6,264,605
                                                                   ____________
  Total increase                                                     6,493,727
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     10,833,247


























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Mortgage-
                                                                      Backed
                                                                    Securities
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $581,233
  Net realized gain (loss) on investments                              (49,663)
  Net unrealized appreciation (depreciation) of investments            372,723
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      904,293

 Changes from principal transactions:
  Purchase payments                                                  3,918,784
  Contract distributions and terminations                             (720,003)
  Transfer payments from (to) other Accounts and Fixed Account       2,737,467
                                                                   ____________
  Increase in net assets derived from principal transactions         5,936,248
                                                                   ____________
  Total increase                                                     6,840,541
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $17,673,788
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997
















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                      $10,036,697

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       1,743,322
  Net realized gain (loss) on investments                               61,629
  Net unrealized appreciation (depreciation) of investments          1,203,795
                                                                   ____________
  Net increase in net assets resulting from operations               3,008,746

 Changes from principal transactions:
  Purchase payments                                                 16,302,789
  Contract distributions and terminations                             (628,676)
  Transfer payments from (to) other Accounts and Fixed Account      12,133,266
                                                                   ____________
  Increase in net assets derived from principal transactions        27,807,379
                                                                   ____________
  Total increase                                                    30,816,125
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     40,852,822




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                       OTC
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $2,791,120
  Net realized gain (loss) on investments                            3,085,650
  Net unrealized appreciation (depreciation) of investments          4,758,266
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations   10,635,036

 Changes from principal transactions:
  Purchase payments                                                 25,660,915
  Contract distributions and terminations                           (2,959,153)
  Transfer payments from (to) other Accounts and Fixed Account      15,167,244
                                                                   ____________
  Increase in net assets derived from principal transactions        37,869,006
                                                                   ____________
  Total increase                                                    48,504,042
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $89,356,864
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Research
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                     $16,446,948

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      1,534,737
  Net realized gain (loss) on investments                             662,781
  Net unrealized appreciation (depreciation) of investments         5,420,258
                                                                 _____________
  Net increase in net assets resulting from operations              7,617,776

 Changes from principal transactions:
  Purchase payments                                                32,407,473
  Contract distributions and terminations                          (1,057,801)
  Transfer payments from (to) other Accounts and Fixed Account     21,760,887
                                                                 _____________
  Increase in net assets derived from principal transactions       53,110,559
                                                                 _____________
  Total increase                                                   60,728,335
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    77,175,283




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Research
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                     $4,344,274
  Net realized gain (loss) on investments                           3,990,034
  Net unrealized appreciation (depreciation) of investments        12,924,937
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations  21,259,245

 Changes from principal transactions:
  Purchase payments                                                67,831,805
  Contract distributions and terminations                          (5,188,911)
  Transfer payments from (to) other Accounts and Fixed Account     43,442,755
                                                                 _____________
  Increase in net assets derived from principal transactions      106,085,649
                                                                 _____________
  Total increase                                                  127,344,894
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                  $204,520,177
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Total
                                                                    Return
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                     $15,821,842

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      1,115,103
  Net realized gain (loss) on investments                             120,266
  Net unrealized appreciation (depreciation) of investments         3,147,975
                                                                 _____________
  Net increase in net assets resulting from operations              4,383,344

 Changes from principal transactions:
  Purchase payments                                                23,245,480
  Contract distributions and terminations                          (1,235,631)
  Transfer payments from (to) other Accounts and Fixed Account     16,620,130
                                                                 _____________
  Increase in net assets derived from principal transactions       38,629,979
                                                                 _____________
  Total increase                                                   43,013,323
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    58,835,165



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Total
                                                                    Return
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                     $3,478,462
  Net realized gain (loss) on investments                             637,746
  Net unrealized appreciation (depreciation) of investments        13,098,517
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations  17,214,725

 Changes from principal transactions:
  Purchase payments                                                46,890,224
  Contract distributions and terminations                          (5,975,954)
  Transfer payments from (to) other Accounts and Fixed Account     31,887,495
                                                                 _____________
  Increase in net assets derived from principal transactions       72,801,765
                                                                 _____________
  Total increase                                                   90,016,490
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                  $148,851,655
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Growth &
                                                                      Income
                                                                    Account(a)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($49,590)
  Net realized gain (loss) on investments                               30,064
  Net unrealized appreciation (depreciation) of investments          2,471,903
                                                                   ____________
  Net increase in net assets resulting from operations               2,452,377

 Changes from principal transactions:
  Purchase payments                                                 12,034,879
  Contract distributions and terminations                             (227,921)
  Transfer payments from (to) other Accounts and Fixed Account      13,570,237
                                                                   ____________
  Increase in net assets derived from principal transactions        25,377,195
                                                                   ____________
  Total increase                                                    27,829,572
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     27,829,572



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Growth &
                                                                      Income
                                                                    Account(a)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $6,213,951
  Net realized gain (loss) on investments                            1,221,709
  Net unrealized appreciation (depreciation) of investments          4,340,296
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations   11,775,956

 Changes from principal transactions:
  Purchase payments                                                 26,757,151
  Contract distributions and terminations                           (2,887,153)
  Transfer payments from (to) other Accounts and Fixed Account      24,332,817
                                                                   ____________
  Increase in net assets derived from principal transactions        48,202,815
                                                                   ____________
  Total increase                                                    59,978,771
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $87,808,343
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Value +
                                                                      Growth
                                                                    Account(a)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         $78,608
  Net realized gain (loss) on investments                                4,559
  Net unrealized appreciation (depreciation) of investments            975,580
                                                                   ____________
  Net increase in net assets resulting from operations               1,058,747

 Changes from principal transactions:
  Purchase payments                                                  5,855,390
  Contract distributions and terminations                              (86,176)
  Transfer payments from (to) other Accounts and Fixed Account       7,308,004
                                                                   ____________
  Increase in net assets derived from principal transactions        13,077,218
                                                                   ____________
  Total increase                                                    14,135,965
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     14,135,965



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Value +
                                                                      Growth
                                                                    Account(a)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($506,919)
  Net realized gain (loss) on investments                            1,030,463
  Net unrealized appreciation (depreciation) of investments            347,125
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      870,669

 Changes from principal transactions:
  Purchase payments                                                 18,435,971
  Contract distributions and terminations                           (1,778,873)
  Transfer payments from (to) other Accounts and Fixed Account      24,710,222
                                                                   ____________
  Increase in net assets derived from principal transactions        41,367,320
                                                                   ____________
  Total increase                                                    42,237,989
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $56,373,954
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Equity
                                                                   Account(a)
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                              --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       $315,884
  Net realized gain (loss) on investments                             (10,354)
  Net unrealized appreciation (depreciation) of investments           108,774
                                                                 _____________
  Net increase in net assets resulting from operations                414,304

 Changes from principal transactions:
  Purchase payments                                                 4,679,176
  Contract distributions and terminations                            (172,244)
  Transfer payments from (to) other Accounts and Fixed Account     15,903,022
                                                                 _____________
  Increase in net assets derived from principal transactions       20,409,954
                                                                 _____________
  Total increase                                                   20,824,258
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    20,824,258



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                 International
                                                                     Equity
                                                                   Account(a)
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                     $1,981,364
  Net realized gain (loss) on investments                             175,065
  Net unrealized appreciation (depreciation) of investments        (5,059,005)
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations  (2,902,576)

 Changes from principal transactions:
  Purchase payments                                                11,101,209
  Contract distributions and terminations                          (2,232,677)
  Transfer payments from (to) other Accounts and Fixed Account     11,923,178
                                                                 _____________
  Increase in net assets derived from principal transactions       20,791,710
                                                                 _____________
  Total increase                                                   17,889,134
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                   $38,713,392
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Fully
                                                                     Managed
                                                                    Account(c)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Fully
                                                                     Managed
                                                                    Account(c)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $567,500
  Net realized gain (loss) on investments                               13,366
  Net unrealized appreciation (depreciation) of investments           (119,096)
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      461,770

 Changes from principal transactions:
  Purchase payments                                                  3,479,979
  Contract distributions and terminations                              (75,626)
  Transfer payments from (to) other Accounts and Fixed Account       4,590,007
                                                                   ____________
  Increase in net assets derived from principal transactions         7,994,360
                                                                   ____________
  Total increase                                                     8,456,130
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                     $8,456,130
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Rising
                                                                    Dividends
                                                                    Account(d)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Rising
                                                                    Dividends
                                                                    Account(d)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $534,254
  Net realized gain (loss) on investments                              689,163
  Net unrealized appreciation (depreciation) of investments          1,602,362
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    2,825,779

 Changes from principal transactions:
  Purchase payments                                                 10,120,021
  Contract distributions and terminations                             (591,899)
  Transfer payments from (to) other Accounts and Fixed Account      19,020,816
                                                                   ____________
  Increase in net assets derived from principal transactions        28,548,938
                                                                   ____________
  Total increase                                                    31,374,717
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $31,374,717
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Small Cap
                                                                    Account(c)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                    Small Cap
                                                                    Account(c)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($72,074)
  Net realized gain (loss) on investments                              250,413
  Net unrealized appreciation (depreciation) of investments            652,308
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      830,647

 Changes from principal transactions:
  Purchase payments                                                  4,226,747
  Contract distributions and terminations                             (466,764)
  Transfer payments from (to) other Accounts and Fixed Account       6,810,781
                                                                   ____________
  Increase in net assets derived from principal transactions        10,570,764
                                                                   ____________
  Total increase                                                    11,401,411
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $11,401,411
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $3,554,954

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         331,124
  Net realized gain (loss) on investments                              113,961
  Net unrealized appreciation (depreciation) of investments          1,617,928
                                                                   ____________
  Net increase in net assets resulting from operations               2,063,013

 Changes from principal transactions:
  Purchase payments                                                 12,391,247
  Contract distributions and terminations                             (313,379)
  Transfer payments from (to) other Accounts and Fixed Account       4,775,045
                                                                   ____________
  Increase in net assets derived from principal transactions        16,852,913
                                                                   ____________
  Total increase                                                    18,915,926
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                     22,470,880

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                    Income and
                                                                      Growth
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($667,695)
  Net realized gain (loss) on investments                              173,271
  Net unrealized appreciation (depreciation) of investments          9,763,541
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    9,269,117

 Changes from principal transactions:
  Purchase payments                                                 32,706,984
  Contract distributions and terminations                           (1,296,354)
  Transfer payments from (to) other Accounts and Fixed Account      11,679,049
                                                                   ____________
  Increase in net assets derived from principal transactions        43,089,679
                                                                   ____________
  Total increase                                                    52,358,796
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $74,829,676
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Smith
                                                                    Barney
                                                                 International
                                                                    Equity
                                                                    Account
                                                                 _____________
NET ASSETS AT JANUARY 1, 1996                                      $1,785,234

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        (71,888)
  Net realized gain (loss) on investments                              17,392
  Net unrealized appreciation (depreciation) of investments           731,168
                                                                 _____________
  Net increase in net assets resulting from operations                676,672

 Changes from principal transactions:
  Purchase payments                                                 6,290,530
  Contract distributions and terminations                             (32,636)
  Transfer payments from (to) other Accounts and Fixed Account      2,085,262
                                                                 _____________
  Increase in net assets derived from principal transactions        8,343,156
                                                                 _____________
  Total increase                                                    9,019,828
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1996                                    10,805,062

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                     Smith
                                                                    Barney
                                                                 International
                                                                    Equity
                                                                    Account
                                                                 _____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      ($263,079)
  Net realized gain (loss) on investments                              62,891
  Net unrealized appreciation (depreciation) of investments          (159,210)
                                                                 _____________
  Net increase (decrease) in net assets resulting from operations    (359,398)

 Changes from principal transactions:
  Purchase payments                                                10,522,332
  Contract distributions and terminations                            (391,223)
  Transfer payments from (to) other Accounts and Fixed Account      2,996,275
                                                                 _____________
  Increase in net assets derived from principal transactions       13,127,384
                                                                 _____________
  Total increase                                                   12,767,986
                                                                 _____________
NET ASSETS AT DECEMBER 31, 1997                                   $23,573,048
                                                                 =============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                         $790,940

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                         399,698
  Net realized gain (loss) on investments                               22,650
  Net unrealized appreciation (depreciation) of investments             94,928
                                                                   ____________
  Net increase in net assets resulting from operations                 517,276

 Changes from principal transactions:
  Purchase payments                                                  5,464,065
  Contract distributions and terminations                              (30,888)
  Transfer payments from (to) other Accounts and Fixed Account       1,453,238
                                                                   ____________
  Increase in net assets derived from principal transactions         6,886,415
                                                                   ____________
  Total increase                                                     7,403,691
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                      8,194,631

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                       High
                                                                      Income
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($212,941)
  Net realized gain (loss) on investments                              109,408
  Net unrealized appreciation (depreciation) of investments          1,805,213
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    1,701,680

 Changes from principal transactions:
  Purchase payments                                                  9,444,101
  Contract distributions and terminations                             (348,882)
  Transfer payments from (to) other Accounts and Fixed Account       2,199,023
                                                                   ____________
  Increase in net assets derived from principal transactions        11,294,242
                                                                   ____________
  Total increase                                                    12,995,922
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $21,190,553
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                       $1,279,525

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                          86,557
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                  86,557

 Changes from principal transactions:
  Purchase payments                                                 16,828,214
  Contract distributions and terminations                              (12,087)
  Transfer payments from (to) other Accounts and Fixed Account     (14,488,219)
                                                                   ____________
  Increase in net assets derived from principal transactions         2,327,908
                                                                   ____________
  Total increase                                                     2,414,465
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                      3,693,990

























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Smith
                                                                      Barney
                                                                      Money
                                                                      Market
                                                                     Account
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $294,311
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      294,311

 Changes from principal transactions:
  Purchase payments                                                 72,869,826
  Contract distributions and terminations                             (272,427)
  Transfer payments from (to) other Accounts and Fixed Account     (64,046,876)
                                                                   ____________
  Increase in net assets derived from principal transactions         8,550,523
                                                                   ____________
  Total increase                                                     8,844,834
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $12,538,824
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Appreciation
                                                                    Account(b)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        $407,946
  Net realized gain (loss) on investments                                8,262
  Net unrealized appreciation (depreciation) of investments            (41,534)
                                                                   ____________
  Net increase in net assets resulting from operations                 374,674

 Changes from principal transactions:
  Purchase payments                                                  4,266,029
  Contract distributions and terminations                               (3,440)
  Transfer payments from (to) other Accounts and Fixed Account         948,901
                                                                   ____________
  Increase in net assets derived from principal transactions         5,211,490
                                                                   ____________
  Total increase                                                     5,586,164
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                      5,586,164




























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                   Appreciation
                                                                    Account(b)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      $1,682,902
  Net realized gain (loss) on investments                                7,316
  Net unrealized appreciation (depreciation) of investments          1,159,392
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations    2,849,610

 Changes from principal transactions:
  Purchase payments                                                 17,038,981
  Contract distributions and terminations                             (366,425)
  Transfer payments from (to) other Accounts and Fixed Account       5,412,224
                                                                   ____________
  Increase in net assets derived from principal transactions        22,084,780
                                                                   ____________
  Total increase                                                    24,934,390
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $30,520,554
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997


















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                    Account(e)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --


























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                       High
                                                                      Growth
                                                                    Account(e)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($96,364)
  Net realized gain (loss) on investments                               36,105
  Net unrealized appreciation (depreciation) of investments            109,908
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations       49,649

 Changes from principal transactions:
  Purchase payments                                                 15,566,252
  Contract distributions and terminations                             (243,694)
  Transfer payments from (to) other Accounts and Fixed Account       4,915,575
                                                                   ____________
  Increase in net assets derived from principal transactions        20,238,133
                                                                   ____________
  Total increase                                                    20,287,782
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $20,287,782
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997
















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Growth
                                                                    Account(f)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Growth
                                                                    Account(f)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($142,547)
  Net realized gain (loss) on investments                                3,569
  Net unrealized appreciation (depreciation) of investments            902,340
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      763,362

 Changes from principal transactions:
  Purchase payments                                                 22,739,599
  Contract distributions and terminations                             (161,932)
  Transfer payments from (to) other Accounts and Fixed Account       7,235,900
                                                                   ____________
  Increase in net assets derived from principal transactions        29,813,567
                                                                   ____________
  Total increase                                                    30,576,929
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $30,576,929
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                     Balanced
                                                                    Account(e)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                     Balanced
                                                                    Account(e)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                       ($150,561)
  Net realized gain (loss) on investments                                3,850
  Net unrealized appreciation (depreciation) of investments          1,117,979
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      971,268

 Changes from principal transactions:
  Purchase payments                                                 20,980,292
  Contract distributions and terminations                             (142,490)
  Transfer payments from (to) other Accounts and Fixed Account       7,697,442
                                                                   ____________
  Increase in net assets derived from principal transactions        28,535,244
                                                                   ____________
  Total increase                                                    29,506,512
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                    $29,506,512
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                   Conservative
                                                                    Account(h)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                   Conservative
                                                                    Account(h)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($34,197)
  Net realized gain (loss) on investments                               21,770
  Net unrealized appreciation (depreciation) of investments            245,961
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      233,534

 Changes from principal transactions:
  Purchase payments                                                  5,636,991
  Contract distributions and terminations                              (77,916)
  Transfer payments from (to) other Accounts and Fixed Account       1,636,511
                                                                   ____________
  Increase in net assets derived from principal transactions         7,195,586
                                                                   ____________
  Total increase                                                     7,429,120
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                     $7,429,120
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Income
                                                                    Account(g)
                                                                   ____________
NET ASSETS AT JANUARY 1, 1996                                               --

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                              --
  Net realized gain (loss) on investments                                   --
  Net unrealized appreciation (depreciation) of investments                 --
                                                                   ____________
  Net increase in net assets resulting from operations                      --

 Changes from principal transactions:
  Purchase payments                                                         --
  Contract distributions and terminations                                   --
  Transfer payments from (to) other Accounts and Fixed Account              --
                                                                   ____________
  Increase in net assets derived from principal transactions                --
                                                                   ____________
  Total increase                                                            --
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1996                                             --



























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                      Select
                                                                      Income
                                                                    Account(g)
                                                                   ____________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                        ($14,504)
  Net realized gain (loss) on investments                               19,963
  Net unrealized appreciation (depreciation) of investments            100,682
                                                                   ____________
  Net increase (decrease) in net assets resulting from operations      106,141

 Changes from principal transactions:
  Purchase payments                                                  2,217,986
  Contract distributions and terminations                              (55,407)
  Transfer payments from (to) other Accounts and Fixed Account         497,653
                                                                   ____________
  Increase in net assets derived from principal transactions         2,660,232
                                                                   ____________
  Total increase                                                     2,766,373
                                                                   ____________
NET ASSETS AT DECEMBER 31, 1997                                     $2,766,373
                                                                   ============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997

















See accompanying notes.
                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                  Combined
                                                               _______________
NET ASSETS AT JANUARY 1, 1996                                     $67,131,685

INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                      7,662,474
  Net realized gain (loss) on investments                           1,140,512
  Net unrealized appreciation (depreciation) of investments        15,142,811
                                                               _______________
  Net increase in net assets resulting from operations             23,945,797

 Changes from principal transactions:
  Purchase payments                                               251,088,215
  Contract distributions and terminations                          (5,077,202)
  Transfer payments from (to) other Accounts and Fixed Account      6,745,513
                                                               _______________
  Increase in net assets derived from principal transactions      252,756,526
                                                               _______________
  Total increase                                                  276,702,323
                                                               _______________
NET ASSETS AT DECEMBER 31, 1996                                   343,834,008





























                    EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                              SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS
            For the years December 31, 1996 and 1997, Except as Noted
                                 (Continued)

                                                                  Combined
                                                               _______________
INCREASE IN NET ASSETS
 Operations:
  Net investment income (loss)                                    $22,449,562
  Net realized gain (loss) on investments                          11,863,276
  Net unrealized appreciation (depreciation) of investments        47,281,155
                                                               _______________
  Net increase (decrease) in net assets resulting from operations  81,593,993

 Changes from principal transactions:
  Purchase payments                                               619,254,759
  Contract distributions and terminations                         (32,105,065)
  Transfer payments from (to) other Accounts and Fixed Account        489,615
                                                               _______________
Increase in net assets derived from principal transactions        587,639,309
                                                               _______________
  Total increase                                                  669,233,302
                                                               _______________
NET ASSETS AT DECEMBER 31, 1997                                $1,013,067,310
                                                               ===============

(a) Commencement of Operations, April 1, 1996
(b) Commencement of Operations, March 25, 1996
(c) Commencement of Operations, February 5, 1997
(d) Commencement of Operations, February 10, 1997
(e) Commencement of Operations, February 21, 1997
(f) Commencement of Operations, March 6, 1997
(g) Commencement of Operations, March 19, 1997
(h) Commencement of Operations, March 26, 1997



















See accompanying notes.
                  EQUITABLE LIFE INSURANCE COMPANY OF IOWA
                             SEPARATE ACCOUNT A
                        NOTES TO FINANCIAL STATEMENTS
                              December 31, 1997

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES
Equitable Life Insurance Company of Iowa Separate Account A (the "Separate Account") was established by Equitable Life Insurance Company of Iowa (the "Company") in accordance with the provisions of Iowa Insurance laws and is a part of the total operations of the Company. The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the Company. Commencement of operations is defined as the date of initial sale of contract units to Contractowners. Investments are stated at the closing net asset values per share on December 31, 1997.

The Separate Account is a unit investment trust, registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. As of December 31, 1997, the Separate Account consisted of twenty-three investment accounts. The assets in each account are invested in shares of a designated Series ("Series," which may also be referred to as a "Portfolio") of mutual funds of the Equi-Select Series Trust, the Warburg Pincus Trust, The GCG Trust, Travelers Series Fund, Inc., the Greenwich
Street Series Fund (formerly the Smith Barney Series Fund, Inc.), or Smith Barney Concert Allocation Series, Inc. (the "Trusts"). The Trusts are open ended management investment companies. Nine of the accounts (the
Advantage, International Fixed Income, Money Market, Mortgage-Backed Securities, OTC, Research, Total Return, Growth & Income and Value + Growth) are invested in specified portfolios of the Equi-Select Series Trust, one of which (International Equity) is invested in the International Equity Portfolio of the Warburg Pincus Trust and three of which (the Fully Managed Series, Rising Dividends Series, and Small Cap Series) are invested in specific series of the GCG Trust as directed by eligible Contractowners. Activity in these thirteen investment accounts is available to Contractowners of the Equi-Select Variable Annuity product.

The remaining ten investment accounts are invested in specific portfolios, four of which (Smith Barney Income and Growth, Smith Barney International Equity, Smith Barney High Income, and Smith Barney Money Market) are invested in the Travelers Series Fund, Inc., one of which (Appreciation) is invested in the Greenwich Street Series Fund, and five of which (Select High Growth, Select Growth, Select Balanced, Select Conservative, and Select Income) are invested in the Smith Barney Concert Allocation Series, Inc. These ten investment accounts and the Research, OTC, and Total Return Accounts, which invest in the Equi-Select Series Trust, are available to Contractowners of the PrimeElite Variable Annuity product.

In 1997, the Separate Account began offering certain accounts in The GCG Trust. These accounts include the Fully Managed and Small Cap Series which commenced operations in the Separate Account on February 5, 1997 and the Rising Dividends on February 10, 1997. Also in 1997, the Separate Account began offering certain accounts in the Smith Barney Concert Allocation
Series, Inc. These include the Select High Growth and Select Balanced which commenced operations on February 21, 1997, Select Growth on March 6, 1997, Select Income on March 19, 1997 and the Select Conservative on March 26, 1997.

The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NOTE 1 -  INVESTMENT AND ACCOUNTING POLICIES - CONTINUED
Investments are made in shares of a Series or Portfolio of the Trusts and are valued at the net asset value per share of the respective Series or Portfolio of the Trusts. Investment transactions in each Series or Portfolio of the Trusts are recorded on the trade date. Distributions of net investment income and capital gains of each Series or Portfolio of the Trusts are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Series or Portfolio of the Trusts are determined on the specific identification basis.

NOTE 2 -  EXPENSES

The Company is compensated for mortality and expense risks and administrative costs by a charge equivalent to an annual rate of 1.25% and 0.15%, respectively, of the total net assets of each account. These charges amounted to $9,273,415 and $46,284, respectively, for the period ended December 31, 1997 ($2,218,969 and $266,096, respectively, for the year ended December 31, 1996).

An annual contract charge of $30 is deducted on each contract anniversary prior to the maturity date, upon full withdrawal of a contract's value or upon commencement of annuity payments if such withdrawal is made or annuity payments commence on a date other than the contract anniversary. For the period ended December 31, 1997, annual contract charges amounted to $331,304, and for the year ended December 31, 1996, these charges amounted to $71,621.

A transfer charge computed as the lesser of 2% of the contract value transferred or $25 will be imposed on each transfer between accounts in excess of twelve in any one calendar year. For the year ended December 31, 1997, transfer charges amounted to $9,603, and for the year ended
December 31, 1996 these charges amounted to $622. A withdrawal charge may be imposed in the event of withdrawal of any portion of the contract value or upon annuitization. The withdrawal charge is 8% of the amount withdrawn prior to the first anniversary of any purchase payment and reduces by 1% at each subsequent purchase payment anniversary.

NOTE 3 - FEDERAL INCOME TAXES

Operations of the Separate Account form a part of the operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to operations of the Separate Account.

















NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                          Period ended
                                                        December 31, 1997
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Portfolio                               $12,290,477     $9,124,418
 International Fixed Income Portfolio                7,088,301      2,619,891
 Money Market Portfolio                            104,148,794     87,620,830
 Mortgage-Backed Securities Portfolio                8,725,334      1,628,960
 OTC Portfolio                                      55,385,944     12,741,646
 Research Portfolio                                124,115,511     11,674,173
 Total Return Portfolio                             79,757,256      1,933,369
 Growth & Income Portfolio                          60,425,134      5,940,764
 Value + Growth Portfolio                           45,480,583      4,477,639
Warburg Pincus Trust:
 International Equity Portfolio                     27,122,604      4,349,530
The GCG Trust:
 Fully Managed Series                                8,851,683        289,823
 Rising Dividends Series                            33,451,931      4,368,739
 Small Cap Series                                   12,148,404      1,649,714
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Portfolio           42,878,168        456,184
 Smith Barney International Equity Portfolio        13,044,815        180,510
 Smith Barney High Income Portfolio                 11,885,456        804,155
 Smith Barney Money Market Portfolio                32,473,459     23,622,410
Greenwich Street Series Fund:
 Appreciation Portfolio                             23,836,834         69,152
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Portfolio                       20,497,724        355,955
 Select Growth Portfolio                            29,748,889         77,869
 Select Balanced Portfolio                          28,437,186         52,503
 Select Conservative Portfolio                       7,503,480        342,091
 Select Income Portfolio                             2,914,165        268,437
                                                  ____________________________
Total                                             $792,212,132   $174,648,762
                                                  ============================














NOTE 4 - PURCHASES AND SALES OF INVESTMENT SECURITIES - CONTINUED




                                                          Period ended
                                                        December 31, 1996
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Portfolio                               $13,475,395     $2,445,892
 International Fixed Income Portfolio                5,234,780        557,676
 Money Market Portfolio                             43,852,637     30,504,481
 Mortgage-Backed Securities Portfolio                8,065,695      1,682,068
 OTC Portfolio                                      28,902,017        341,386
 Research Portfolio                                 54,653,079      1,744,943
 Total Return Portfolio                             39,063,198        532,334
 Growth & Income Portfolio                          25,439,201        179,200
 Value + Growth Portfolio                           13,221,408        208,125
Warburg Pincus Trust:
 International Equity Portfolio                     21,093,357        367,519
The GCG Trust:
 Fully Managed Series                                       --             --
 Rising Dividends Series                                    --             --
 Small Cap Series                                           --             --
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Portfolio           17,726,592        542,555
 Smith Barney International Equity Portfolio         8,397,915        126,647
 Smith Barney High Income Portfolio                  7,606,805        320,692
 Smith Barney Money Market Portfolio                11,135,757      8,725,874
Greenwich Street Series Fund:
 Appreciation Portfolio                              5,719,716        100,280
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Portfolio                               --             --
 Select Growth Portfolio                                    --             --
 Select Balanced Portfolio                                  --             --
 Select Conservative Portfolio                              --             --
 Select Income Portfolio                                    --             --
                                                  ____________________________
Total                                             $303,587,552    $48,379,672
                                                  ============================













NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS
Transactions in units were as follows:

                                                          Period ended
                                                        December 31, 1997
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Account                                     988,376        805,145
 International Fixed Income Account                    511,014        213,732
 Money Market Account                                9,788,350      8,382,113
 Mortgage-Backed Securities Account                    637,610        141,260
 OTC Account                                         2,986,261        763,994
 Research Account                                    6,629,166        633,673
 Total Return Account                                5,022,503        132,764
 Growth & Income Account                             3,939,022        468,665
 Value + Growth Account                              3,422,916        334,897
Warburg Pincus Trust:
 International Equity Account                        2,309,409        427,281
The GCG Trust:
 Fully Managed Account                                 445,585         15,573
 Rising Dividends Account                            1,786,818        225,115
 Small Cap Account                                   1,013,794        128,770
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Account              2,652,067         19,906
 Smith Barney International Equity Account             939,196         10,039
 Smith Barney High Income Account                      935,447         61,286
 Smith Barney Money Market Account                   3,064,438      2,270,529
Greenwich Street Series Fund:
 Appreciation Account                                1,684,041          3,346
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Account                          1,899,205         32,872
 Select Growth Account                               2,774,943          7,330
 Select Balanced Account                             2,672,747          4,406
 Select Conservative Account                           702,940         31,706
 Select Income Account                                 275,346         24,505


















NOTE 5 - SUMMARY OF CHANGES FROM UNIT TRANSACTIONS - CONTINUED



                                                          Period ended
                                                        December 31, 1996
                                                  ____________________________
                                                    Purchases        Sales
                                                  ____________________________
Equi-Select Series Trust:
 Advantage Account                                   1,374,019        396,282
 International Fixed Income Account                    502,939        108,758
 Money Market Account                                9,656,473      8,432,754
 Mortgage-Backed Securities Account                    806,213        255,416
 OTC Account                                         2,002,398        159,271
 Research Account                                    3,947,429        357,941
 Total Return Account                                3,298,269        256,496
 Growth & Income Account                             2,280,154         51,266
 Value + Growth Account                              1,294,691         56,342
Warburg Pincus Trust:
 International Equity Account                        2,094,800         68,096
The GCG Trust:
 Fully Managed Account                                      --             --
 Rising Dividends Account                                   --             --
 Small Cap Account                                          --             --
Travelers Series Fund, Inc.:
 Smith Barney Income and Growth Account              1,330,977         46,462
 Smith Barney International Equity Account             663,194         12,607
 Smith Barney High Income Account                      623,760         25,307
 Smith Barney Money Market Account                   1,696,660      1,472,802
Greenwich Street Series Fund:
 Appreciation Account                                  509,854         12,820
Smith Barney Concert
 Allocation Series, Inc.:
 Select High Growth Account                                 --             --
 Select Growth Account                                      --             --
 Select Balanced Account                                    --             --
 Select Conservative Account                                --             --
 Select Income Account                                      --             --

















NOTE 6 - NET ASSETS
Net assets at December 31, 1997 consisted of the following:

                                     International                  Mortgage-
                                         Fixed         Money         Backed
                         Advantage      Income        Market       Securities
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $16,689,180   $11,557,842   $34,338,801     $16,420,839
Accumulated net invest-
 ment income (loss)       1,419,781     1,166,386     1,246,013       1,195,458
Net unrealized appre-
 ciation (depreciation)
 of investments            (280,919)     (819,576)           --          57,491
                        ________________________________________________________
                        $17,828,042   $11,904,652   $35,584,814     $17,673,788
                        ========================================================

                                                       Total        Growth &
                            OTC        Research       Return         Income
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $74,852,626  $174,593,032  $126,121,822     $73,610,074
Accumulated net invest-
 ment income (loss)       8,514,637    10,054,057     5,451,568       7,386,070
Net unrealized appre-
 ciation (depreciation)
 of investments           5,989,601    19,873,088    17,278,265       6,812,199
                        ________________________________________________________
                        $89,356,864  $204,520,177  $148,851,655     $87,808,343
                        ========================================================

                          Value +    International     Fully         Rising
                           Growth       Equity        Managed       Dividends
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $54,449,097   $41,191,310    $7,994,360     $28,548,938
Accumulated net invest-
 ment income (loss)         602,152     2,472,313       580,866       1,223,417
Net unrealized appre-
 ciation (depreciation)
 of investments           1,322,705    (4,950,231)     (119,096)      1,602,362
                        ________________________________________________________
                        $56,373,954   $38,713,392    $8,456,130     $31,374,717
                        ========================================================






NOTE 6 - NET ASSETS - CONTINUED


                                         Smith         Smith          Smith
                                        Barney        Barney         Barney
                           Small      Income and   International      High
                            Cap         Growth        Equity         Income
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $10,570,764   $63,380,035   $23,245,235     $18,963,957
Accumulated net invest-
 ment income (loss)         178,339      (120,246)     (275,705)        326,526
Net unrealized appre-
 ciation (depreciation)
 of investments             652,308    11,569,887       603,518       1,900,070
                        ________________________________________________________
                        $11,401,411   $74,829,676   $23,573,048     $21,190,553
                        ========================================================

                           Smith
                           Barney                     Select
                           Money                       High          Select
                           Market    Appreciation     Growth         Growth
                          Account       Account       Account        Account
                        ________________________________________________________
Unit transactions       $12,226,693   $27,304,532   $20,238,133     $29,813,567
Accumulated net invest-
 ment income (loss)         312,131     2,098,164       (60,259)       (138,978)
Net unrealized appre-
 ciation (depreciation)
 of investments                  --     1,117,858       109,908         902,340
                        ________________________________________________________
                        $12,538,824   $30,520,554   $20,287,782     $30,576,929
                        ========================================================

                                        Select
                           Select       Conser-       Select
                          Balanced      vative        Income
                          Account       Account       Account        Combined
                        ________________________________________________________
Unit transactions       $28,535,244    $7,195,586    $2,660,232    $904,501,899
Accumulated net invest-
 ment income (loss)        (146,711)      (12,427)        5,459      43,479,011
Net unrealized appre-
 ciation (depreciation)
 of investments           1,117,979       245,961       100,682     $65,086,400
                        ________________________________________________________
                        $29,506,512    $7,429,120    $2,766,373  $1,013,067,310
                        ========================================================

NOTE 7 - YEAR 2000 (UNAUDITED):
Based on a study of its computer software and hardware, Equitable of Iowa Companies, Inc. ("EIC"), the Company's parent, has determined the Company's exposure to the Year 2000 change of the century date issue. EIC has developed a plan to modify its information technology to be ready for the Year 2000. Efforts began in 1997 to modify its systems. This project is expected to be substantially completed by the second quarter of 1999. While additional testing will be conducted on its systems through the Year 2000, the Company does not expect this project to have a significant effect on operations. To mitigate the effect of outside influences and other dependencies relative to the Year 2000, the Company will be contacting significant customers, suppliers and other third parties. To the extent these third parties would be unable to transact business in the Year 2000 and thereafter, the Company's operations could be adversely affected.








                                    PART C
                               OTHER INFORMATION


ITEM  24.      FINANCIAL  STATEMENTS  AND  EXHIBITS

A.      FINANCIAL  STATEMENTS


The following audited financial statements of the Company prepared in accordance with statutory accounting practices for the years ended
December 31, 1997, 1996 and 1995 (as well as the auditors' report thereon) are included in Part B hereof:

Audited  Consolidated  Financial  Statements:

     1.  Report  of  Independent  Auditors

     2.  Balance Sheets (Statutory Basis) - as of December 31, 1997 and 1996.

     3. Statements of Operations (Statutory Basis) - for the years ended December 31, 1997, 1996, and 1995.

     4. Statements of Changes in Capital and Surplus (Statutory Basis) - for the years ended December 31, 1997, 1996, and 1995.

     5. Statements of Cash Flows (Statutory Basis) - for the years ended December 31, 1997, 1996, and 1995.

     6.  Notes to Financial  Statements - December 31, 1997.


Schedules  to  Consolidated  Financial  Statements  -  December 31, 1997:

     Schedule  I   -  Summary  of  Investments  Other  Than  Investment  in
                      Related  Parties
     Schedule  III -  Supplementary  Insurance  Information
     Schedule  IV  -  Reinsurance

The following audited financial statements of the Company prepared in accordance with generally accepted accounting principles for the years ended December 31, 1997, 1996 and 1996 (as well as the auditors' report thereon) are included in Part B hereof:

Audited  Consolidated  Financial  Statements:

     1.  Report  of  Independent  Auditors

     2. Consolidated Balance Sheets - Post-Merger as of December 31, 1997 and Pre-Merger as of December 31, 1996

     3. Consolidated Statements of Income - Post-Merger for the period October 25, 1997 through December 31, 1997, Pre-Merger for the period January 1, 1997 through October 24, 1997, and and for the year ended December 31, 1996

     4. Consolidated Statements of Changes in Stockholder's Equity -- Post-Merger for the period October 25, 1997 through December 31, 1997, Pre-Merger for the periods January 1, 1997 through October 24, 1997, and for the year ended December 31, 1996

     5. Consolidated Statements of Cash Flows - for the years ended December 31, 1997, 1996, and 1995.

     6.  Notes  to  Consolidated  Financial  Statements - December 31, 1997.

        Consolidated Statements of Cash Flows -- Post-Merger for the period
             October 25, 1997 through December 31, 1997, Post-Acquisition for the periods January 1, 1997 through October 24, 1997, and August 14, 1996 through December 31, 1996 and Pre-Acquisition for the period January 1, 1996 through August 13, 1996 and for the year ended December 31, 1995

     Notes to Consolidated Financial Statements --December 31, 1997

Schedules  to  Consolidated  Financial  Statements  -  December 31, 1997:

     Schedule  I   -  Summary  of  Investments  Other  Than  Investment  in
                      Related  Parties
     Schedule  III -  Supplementary  Insurance  Information
     Schedule  IV  -  Reinsurance

All other schedules for which provision is made in the applicable accounting regulations of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.

The following financial statements of the Separate Account are included in Part B hereof:

Audited  Financial  Statements:

     1.  Statements of Net Assets December 31, 1997.

     2.  Statements of Operations For the year ended December 31, 1997.

     3.  Statements of Changes in Net Assets For the years ended
               December 31, 1996 and 1997.

     4.  Notes  to Financial Statements December 31, 1997.


B.      EXHIBITS

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.**

     2.  Not  Applicable.

     3. Principal Underwriter's Agreement dated October 1, 1994 between Equitable Life Insurance Company of Iowa on behalf of the Registrant and Equitable of Iowa Securities Network, Inc.**

     4.  Individual  Flexible  Purchase  Payment  Deferred  Variable Annuity
         Contract.**

     5.  Application  Form.**

     6.  (i)    Copy  of Restated Articles of Incorporation of the Company.*
         (ii)   Copy  of  the  Restated  Bylaws  of  the  Company.*

     7.  Not  Applicable.

     8. (i) Form of Fund Participation Agreement between the Company and Smith Barney/Travelers Series Fund, Inc.*
         (ii) Form of Fund Participation Agreement between the Company and Warburg Pincus Trust.***
         (iii)Form of Fund Participation Agreement between the Company and Smith Barney Concert Allocation Series Inc. (to be filed by Amendment).
         (iv) Form of Participation Agreement between the Company and PIMCO Variable Insurance Trust.

     9.    Opinion  and  Consent  of  Counsel.

    10.    Consent  of  Independent  Auditors.

    11.    Not  Applicable.

    12. (i) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated September 15, 1994.**
        (ii) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated October 4, 1994.**
        (iii) Agreement Governing Initial Contribution to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated March 20, 1996.**
         (iv) Agreement Governing Contribution of Working Capital to Equi-Select Series Trust by Equitable Life Insurance Company of Iowa dated April 1, 1996.**


    13.    Performance Calculation Information
        (i) SEC Standard Total Return Calculations for Money Market SubAccounts****
        (ii)  Nonstandard Total Return Calculations****
        (iii) SEC Standard Total Return Calculations for Non Money Market SubAccounts and Yield Calculations for Money Market
              SubAccounts***


ITEM  25.      DIRECTORS  AND  OFFICERS  OF  THE  DEPOSITOR

The  following  are  the  Executive  Officers  and  Directors  of the
Company:

Name and Principal                Position and Offices
 Business Address                 with Depositor
------------------------          ----------------------------------------

Frederick S. Hubbell              Chairman of the Board and Director
909 Locust Street
Des Moines, Iowa 50309

Paul E. Larson                    Director and President
909 Locust Street
Des Moines, Iowa 50309

Thomas L. May                     Executive Vice President, Chief
909 Locust Street                 Marketing Officer and Director
Des Moines, Iowa 50309

James R. Mumford                  General Counsel, Secretary,
909 Locust Street                 Assistant Treasurer and Director
Des Moines, Iowa 50309

Doug Lourens                      Vice President, Corporate Actuary
909 Locust Street                 and Assistant Secretary
Des Moines, Iowa 50309

Beth B. Neppl                     Vice President-
909 Locust Street                 Human Resources and Director
Des Moines, Iowa 50309

Dennis D. Hargens                 Treasurer
909 Locust Street
Des Moines, Iowa 50309

Jerome L. Sychowski               Senior Vice President and Chief
909 Locust Street                 Information Officer and Director
Des Moines, Iowa 50309

David A. Terwilliger              Vice President, Controller, Assistant
909 Locust Street                 Treasurer and Assistant Secretary and
Des Moines, Iowa 50309            Director

Christopher R. Welp               Vice President and Director
909 Locust Street
Des Moines, Iowa 50309

Marvin W. Alexander               Vice President and Director
909 Locust Street
Des Moines, Iowa 50309

Susan B. Watson                   Senior Vice President and Chief
909 Locust Street                 Financial Officer and Director
Des Moines, Iowa 50309




ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

As of December 31, 1997, the subsidiaries of ING Groep, N.V. the Company's ultimate parent, are as follows:

                    ING GROUP - U.S.A. Holding Company System
                             As of December 31, 1997

ING Groep, N.V. (The Netherlands) - No FEIN (non-insurer)
  ING Bank N.V. (The Netherlands) - No FEIN (non-insurer)
  ING Verzekeringen N.V. (The Netherlands) - No FEIN (non-insurer)
     ING Insurance International B.V. (The Netherlands) - No FEIN
          (non-insurer)
        Nederlands Reassurantie Groep Holding N.V. (The Netherlands)
          (non-insurer)
           NRG America Holding Company (Pennsylvania) (non-insurer)
             (23-2074221)
              NRG America Syndicate (New York) (non-insurer) (22-2281839)
              NRG America Management Corporation (Pennsylvania) (23-1667532) Philadelphia Reinsurance Corporation (Pennsylvania) (23-1620930)
        Nationale-Nederlanden Intertrust B.V. (The Netherlands) (non-insurer)
           NNUS Realty Corporation (Delaware) (non-insurer) (13-3062172)
          ING America Insurance Holdings, Inc. (Delaware) (non-insurer)
          (02-0333654)
           Equitable of Iowa Companies, Inc. (Delaware) (non-insurer)
                 Directed Services, Inc. (New York) (non-insurer)
                 Equitable Investment Services, Inc. (Iowa) (non-insurer) Equitable Life Insurance Company of Iowa (Iowa) (insurer)
                  Equitable American Insurance Company(Iowa) (insurer)
                         Equitable Creative Services, Ltd. (Iowa) (non-insurer)
                      Equitable Companies (Iowa) (non-insurer)
                          CLC, Ltd. (75%) (Iowa) (non-insurer)
                          Equitable American Marketing Services, Inc. (Iowa) (non-insurer)
                          Equitable Marketing Services, Inc. (Iowa)
                          (non-insurer)
                          Younkers Insurance & Investments, Ltd. (Iowa) (non-insurer)
                      USG Annuity & Life Company (Oklahoma) (insurer)
                          USGL Service Corporation (Iowa) (non-insurer)
                 Equitable of Iowa Companies Capital Trust (Delaware) (non-insurer)
                 Equitable of Iowa Companies Capital Trust II (Delaware) (non-insurer)
                 Equitable of Iowa Securities Network, Inc. (Iowa) (non-insurer) Golden American Life Insurance Company (Delaware) (insurer) First Golden American Life Insurance Company of New York
                      (New York) (insurer)
              Locust Street Securities, Inc. (Iowa) (non-insurer)
                 Shiloh Farming Company (Louisiana) (non-insurer)
                 Tower Locust, Ltd. (Iowa) (non-insurer)
           ING America Life Corporation (Georgia) (non-insurer) (58-1360182)
              GAC Capital, Inc. (Delaware) (non-insurer) (51-0266924)
                 Life Insurance Company of Georgia (Georgia) (insurer) (58-0298930)
                 Southland Life Insurance Company (Texas) (insurer)
                 (75-0572420)
                 Springstreet Associates, Inc. (Georgia) (non-insurer)
                     (58-1822054)
           Security Life of Denver Insurance Company (Colorado) (insurer)
                 (84-0499703)
              First ING Life Insurance Company of New York (New York)
                 (13-2740556)
                 First Secured Mortgage Deposit Corporation (Colorado) (non-insurer) (84-1086427)
                 ING America Equities, Inc. (Colorado) (non-insurer)
                 (84-0499703)
              Midwestern United Life Insurance Company (Indiana) (insurer)
                 (35-0838945)
              Wilderness Associates (Colorado) (non-insurer)
             Afore Bital ING, S. A. de C. V. (Mexico) (non-insurer)
           Columbine Life Insurance Company (Colorado) (insurer) (52-1222820) ING Investment Management LLC (Delaware) (non-insurer)
             (58-1515059)
             ING North America Insurance Corporation (Delaware)
             (non-insurer) (52-1317217)
             ING Seguros Sociedad Anonima de Capital Variable (Mexico)
             (insurer)
             Lion Custom Investments LLC (Delaware) (non-insurer)
             MIA Office Americas, Inc. (Georgia) (non-insurer)
             Orange Investment Enterprises, Inc. (Delaware) (non-insurer) Security Life Assignment Corp. (Colorado) (insurer)
             Security Life of Denver International, Ltd. (Bermuda) (insurer)
           SLR Management, Ltd. (Bermuda) (non-insurer)
           VESTAX Capital Corporation (Ohio) (non-insurer)
             PMG Agency, Inc. (Ohio) (non-insurer)
                VESTAX Securities Corp. (Ohio) (non-insurer)
                VTX Agency Inc. (Ohio) (non-insurer)
             VTX Agency of Michingan, Inc. (Michigan) (non-insurer)
           ING U S P&C Corporation, Inc. (Delaware) (non-insurer) (51-0290450)
              Alabama First Insurance Company (Alabama) (insurer) (63-0830057)
                 America First Insurance Company (New Hampshire) (insurer) (58-0953149)
                 Cooling Grumme Mumford Company, Inc. (Indiana) (non-insurer) (35-6018566)
                 Diversified Settlements, Inc. (New Hampshire) (non-insurer)
              (02-0424648)
                 Excelsior Insurance Company (New Hampshire) (insurer) (15-0302550)
              Indiana Insurance Company (Indiana) (insurer) (35-0410010)
                 Consolidated Insurance Company (Indiana) (insurer)
                     (35-6018568)
                 Peerless Insurance Company (New Hampshire) (insurer)
                 (02-0177030)
              The Netherlands Insurance Company (New Hampshire) (insurer)
                 (02-0342937)

ITEM  27.    NUMBER  OF  CONTRACT  OWNERS

As of March 31, 1997, there were 6,538 Qualified Contract Owners and 8,042 Non-Qualified Contract Owners.


ITEM  28.    INDEMNIFICATION

The Restated Articles of Incorporation of the Company (Article VII) provide, in part, that:

Section 1. In the manner and to the fullest extent permitted by the Iowa Business Corporation Act as the same now exists or may hereafter be amended, the Corporation shall indemnify directors, officers, employees and agents and shall pay or reimburse them for reasonable expenses in any proceeding to which said person is or was a party.

Section 2. A director of this Corporation shall not be personally liable to the Corporation or its shareholders for monetary damages for breach of fiduciary duty as a Director, except for liability (i) for any breach of any duty of the Director of loyalty to the Corporation or its shareholders, (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (iii) for any transaction from which the Director derived an improper personal benefit, or (iv) under Section
490.833 of the Iowa Business Corporation Act for assenting to or voting for an unlawful distribution. If Chapter 490 of the Code of Iowa, is subsequently amended to authorize corporate action further eliminating or limiting personal liability of directors, then the liability of a director to the Corporation shall be eliminated or limited to the fullest extent permitted by Chapter 490 of the Code of Iowa, as so amended. Any repeal or modification of the provisions of this Article shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

The  Restated  Bylaws  of  the  Company  (Article VI, Section 2) provide that:

Any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceedings, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer, employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, shall be indemnified to the following extent and under the following circumstances:

     (a) In an action, suit or proceeding other than an action by or in the right of the Corporation, such person shall be indemnified against expenses (including attorney's fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, if he had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     (b) In an action, suit or proceedings by or in the right of the Corporation, notwithstanding any provision precluding liability in the Articles of Incorporation, such person shall nonetheless be indemnified against expenses (including attorney's fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, in the case of conduct in his official capacity with the Corporation, or, in all other cases, at least not opposed to the best interests of the Corporation, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM  29.      PRINCIPAL  UNDERWRITERS

(a)    Not  Applicable.

(b) Equitable of Iowa Securities Network, Inc. is the principal underwriter for the Contracts. The following persons are the officers and directors of Equitable of Iowa Securities Network, Inc. The principal business address for each officer and director following is 909 Locust Street, Des Moines, Iowa 50309.

Name and Principal        Positions and Offices
 Business Address         with Underwriter
-------------------       ---------------------

William L. Lowe           President

Frederick S. Hubbell      Director

Paul E. Larson            Director

James R. Mumford          Director and Secretary

Jerome L. Sychowski       Director

Thomas L. May             Director

Edward J. Berkson         Vice President

Susan K. Wheat            Treasurer

Beth B. Neppl             Director


     (c)    Not  Applicable.



ITEM  30.      LOCATION  OF  ACCOUNTS  AND  RECORDS

David A. Terwilliger, Vice President and Controller, whose address is 909 Locust Street, Des Moines, Iowa 50309, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM  31.      MANAGEMENT  SERVICES

Not  Applicable.

ITEM  32.      UNDERTAKINGS

     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. Equitable Life Insurance Company of Iowa ("Company") hereby represents that the fees and charges deducted under the Contract described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.



                                REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
Section  403(b)(11)  to  the  attention  of  the  potential  participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf in the City of Wilmington, and State of Delaware on this 30th day of April, 1998.

                                   EQUITABLE  LIFE  INSURANCE  COMPANY OF IOWA
                                   SEPARATE  ACCOUNT  A
                                   Registrant

                               By:  EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA


                               By:
                                   ___________________________________________
                                   Paul E. Larson*, President


                               By:  EQUITABLE  LIFE  INSURANCE COMPANY OF IOWA
                                   Depositor


                               By:
                                   ___________________________________________
                                   Paul E. Larson*, President


 By:  /s/ Marilyn Talman
     -----------------------
     Marilyn Talman, Attorney-in-Fact
_______________________
* Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature                         Title
---------                         -----

----------------------------
Frederick S. Hubbell*             Chairman of the Board and Director

----------------------------
Paul E. Larson*                   President and Director

----------------------------
Thomas L. May*                    Executive Vice President, Chief
                                  Marketing Officer and Director

----------------------------
James R. Mumford*                 General Counsel, Secretary,
                                  Assistant Treasurer and Director

----------------------------
Beth B. Neppl*                    Vice President-
                                  Human Resources and Director

----------------------------
Jerome L. Sychowski               Senior Vice President and Chief
                                  Information Officer and Director

----------------------------
David A. Terwilliger*             Vice President, Controller, Assistant
                                  Treasurer and Assistant Secretary and
                                  Director

----------------------------
Christopher R. Welp*              Vice President and Director

----------------------------
Marvin W. Alexander*              Vice President and Director

----------------------------
Susan B. Watson*                  Senior Vice President and Chief
                                  Financial Officer and Director



                        *By:      /S/  Marilyn Talman
                               -------------------------------------
                               Marilyn Talman, Attorney-in-Fact
_______________________
* Executed by Marilyn Talman on behalf of those indicated pursuant to Power of Attorney.


                                   EXHIBITS

                                      TO

                        POST-EFFECTIVE AMENDMENT NO. 8


                                      TO

                                   FORM N-4

                                      FOR

          EQUITABLE LIFE INSURANCE COMPANY OF IOWA SEPARATE ACCOUNT A

                   EQUITABLE LIFE INSURANCE COMPANY OF IOWA






                               INDEX TO EXHIBITS

EXHIBIT                                                                   PAGE


99.B9       Opinion  and  Consent  of  Counsel

99.B10      Consent  of  Independent  Auditors

99.B8(iv)   Form of Participation with PIMCO Variable
               Insurance Trust

99.B15      Powers of Attorney